Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Asset Allocation Portfolio

Supplement to the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Balanced Portfolio and the Asset Allocation Portfolio (each, a “Portfolio” and together the “Portfolios”). Effective July 1, 2013, each Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, each Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, each Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for each Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolios.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of each Portfolio described above and reflects the portfolio managers and their respective roles in managing each Portfolio as of July 1, 2013. A separate Supplement to the Summary Section of the Prospectus for each Portfolio reflecting these changes will be mailed to shareholders. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Balanced Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35-55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ both “growth” and “value” styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Balanced Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Asset Allocation Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International

Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ either “growth” or “value”, or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Asset Allocation Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

The following replaces the language set forth in the first paragraph under the “MORE ABOUT INVESTMENT STRATEGIES AND RISKS – More About Principal Investment Strategies and Risks – Fund of Funds Investing” section of the Prospectus:

“Fund of Funds Investing. Equity investments made by the Balanced Portfolio and the Asset Allocation Portfolio may include investments in foreign stocks. In addition to investing directly in securities of foreign issuers, each of the Balanced and Asset Allocation Portfolios may operate as an affiliated “fund of funds” by investing in one or more of the following other series of the Fund: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). Each such Portfolio may invest up to 50% of its net assets in foreign securities, including Underlying Portfolios. The Adviser will allocate between direct investments and the Underlying Portfolios and may from time to time invest more than 25% of the assets of the Balanced Portfolio or the Asset Allocation Portfolio in one Underlying Portfolio. Through its investments in the Underlying Portfolios, a Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates. For a discussion of equity securities, foreign securities (including emerging markets) and derivatives, see the corresponding headings above in this section of the Prospectus.”

The following replaces the language set forth in the “INVESTMENT ADVISER AND SUB-ADVISERS – Portfolio Managers – Balanced Portfolio/Asset Allocation Portfolio” section of the Prospectus:

“Balanced Portfolio/Asset Allocation Portfolio

The Balanced Portfolio and Asset Allocation Portfolio are each managed by the same team of Mason Street Advisors portfolio managers (listed below), who are each individually responsible for decisions about the purchase and sale of securities for the portion of each Portfolio assigned to him or her, subject to the allocation of each Portfolio’s assets across asset categories under the direction and final approval of the Portfolio’s lead portfolio manager, Mr. Meehan.

Daniel J. Meehan is the lead manager for each Portfolio and has primary responsibility for allocating the international equity portion of each Portfolio among the Underlying Portfolios. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above.

Mary R. Linehan has primary responsibility for the large cap portion of each Portfolio. For Ms. Linehan’s biographical information, please refer to “Large Cap Core Stock Portfolio,” above.

Curtis J. Ludwick has primary responsibility for the mid cap portion of each Portfolio. For Mr. Ludwick’s biographical information, please refer to “Mid Cap Growth Stock Portfolio,” above.

Andy Eng has primary responsibility for the small cap portion of each Portfolio. For Mr. Eng’s biographical information, please refer to “Small Cap Growth Stock Portfolio,” above.

Steven J. Lyons manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.”

This Supplement is dated May 1, 2013

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Supplement to the Summary Section of the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Asset Allocation Portfolio (the “Portfolio”). Effective July 1, 2013, the Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, the Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, the Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for the Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolio.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of the Portfolio described above and reflects the portfolio managers and their respective roles in managing the Portfolio as of July 1, 2013. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Portfolio’s summary section of the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ either “growth” or “value”, or both, styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of net assets in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

This Supplement is dated May 1, 2013

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Supplement to the Summary Section of the Prospectus Dated May 1, 2013

The Board of Directors of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) has approved a change to the principal investment strategies of the Balanced Portfolio (the “Portfolio”). Effective July 1, 2013, the Portfolio will operate as a “fund of funds” with respect to the equity portion of the Portfolio by investing in the Series Fund’s other domestic and international portfolios (each, an “Underlying Portfolio”) in lieu of investing directly in equity securities. The Underlying Portfolios include the following domestic equity portfolios: Growth Stock Portfolio; Focused Appreciation Portfolio; Large Cap Core Stock Portfolio; Large Cap Blend Portfolio; Index 500 Stock Portfolio; Large Company Value Portfolio; Domestic Equity Portfolio; Equity Income Portfolio; Mid Cap Growth Stock Portfolio; Index 400 Stock Portfolio; Mid Cap Value Portfolio; Small Cap Growth Stock Portfolio; Index 600 Stock Portfolio and Small Cap Value Portfolio. The Underlying Portfolios include the following international portfolios: International Growth Portfolio; Research International Core Portfolio; International Equity Portfolio and Emerging Markets Equity Portfolio.

Until July 1, 2013, the Portfolio will continue to gain its domestic equity exposure by investing directly in individual equity securities and, with respect to its foreign equity exposure, may continue to invest directly in equity securities of foreign issuers. On and after July 1, 2013, the Portfolio will gain all of its equity exposure, including its foreign equity exposure, by investing in one or more of the Underlying Portfolios. The principal investment strategies for the Portfolio’s fixed income or debt component and the cash equivalents component are not changing.

Also effective July 1, 2013, in light of the strategy change, Mary R. Linehan, Curtis J. Ludwick, and Andy Eng will no longer serve as portfolio managers of the Portfolio.

The Prospectus dated May 1, 2013 reflects the new fund of funds strategy for the equity portion of the Portfolio described above and reflects the portfolio managers and their respective roles in managing the Portfolio as of July 1, 2013. Until the change takes effect on July 1, 2013, the following disclosure replaces the disclosure in the Portfolio’s summary section of the Prospectus dated May 1, 2013:

The following replaces the language set forth under the “PRINCIPAL INVESTMENT STRATEGIES” section of the summary for the Portfolio:

“Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Securities	Fixed Income or Debt Securities	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

Equity investments may consist of small, mid and large capitalization companies and foreign stocks based on the adviser’s economic and market outlook, and its perceived opportunities in each class. In addition to investing directly in securities of foreign issuers, the Portfolio may operate as a “fund of funds” by investing in one or more of the following other series of Northwestern Mutual Series Fund, Inc.: International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio and Emerging Markets Equity Portfolio (each, an “Underlying Portfolio”). The adviser will employ both “growth” and “value” styles in managing the equity sector. Debt securities will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and Underlying Portfolios. The adviser will allocate between direct investments and the Underlying Portfolios, and may overweight or underweight the sector, industry or country exposure of the international equity portion of the Portfolio (versus applicable benchmarks) based on the adviser’s assessment of the relative attractiveness of such sectors, industries and countries. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. Each Underlying Portfolio can invest to a varying degree in emerging markets, or may invest a large percentage of its assets in a single security, a small number of countries or a particular geographic region. An Underlying Portfolio may also use futures, forwards, options and swaps in order to enhance investment returns, increase or decrease exposure to a particular market or attempt to protect against adverse changes in currency exchange rates.

When the adviser deems it to be more efficient or advantageous, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of stocks, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds stock investments.”

The following replaces the language set forth under the “PORTFOLIO MANAGEMENT – Portfolio Managers” section of the summary for the Portfolio:

“Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation of the international equity portion of the Portfolio among Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Mary R. Linehan manages the large cap portion of the Portfolio, is a Managing Director of MSA and joined MSA in 2007.

Curtis J. Ludwick manages the mid cap portion of the Portfolio, is a Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996.

Andy Eng manages the small cap portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 2000.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.”

This Supplement is dated May 1, 2013

NORTHWESTERN MUTUAL SERIES FUND, INC.

PROSPECTUS

May 1, 2013

EQUITY PORTFOLIOS

GROWTH STOCK PORTFOLIO

FOCUSED APPRECIATION PORTFOLIO

LARGE CAP CORE STOCK PORTFOLIO

LARGE CAP BLEND PORTFOLIO

INDEX 500 STOCK PORTFOLIO

LARGE COMPANY VALUE PORTFOLIO

DOMESTIC EQUITY PORTFOLIO

EQUITY INCOME PORTFOLIO

MID CAP GROWTH STOCK PORTFOLIO

INDEX 400 STOCK PORTFOLIO

MID CAP VALUE PORTFOLIO

SMALL CAP GROWTH STOCK PORTFOLIO

INDEX 600 STOCK PORTFOLIO

SMALL CAP VALUE PORTFOLIO

INTERNATIONAL PORTFOLIOS

INTERNATIONAL GROWTH PORTFOLIO

RESEARCH INTERNATIONAL CORE PORTFOLIO

INTERNATIONAL EQUITY PORTFOLIO

EMERGING MARKETS EQUITY PORTFOLIO

FIXED INCOME PORTFOLIOS

MONEY MARKET PORTFOLIO

SHORT-TERM BOND PORTFOLIO

SELECT BOND PORTFOLIO

LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO

INFLATION PROTECTION PORTFOLIO

HIGH YIELD BOND PORTFOLIO

MULTI-SECTOR BOND PORTFOLIO

ALLOCATION PORTFOLIOS

BALANCED PORTFOLIO

ASSET ALLOCATION PORTFOLIO

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

i	Northwestern Mutual Series Fund, Inc. Prospectus

Growth Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.43%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses(1), (2)	0.45%
Fee Waiver (less than 0.005%)(3)	(0.00)%
Total Annual Portfolio Operating Expenses After Fee Waiver(1), (3)	0.45%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee on assets over $500 million, such that the management fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million, and 0.35% on assets over $500 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$46	$144	$252	$567

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 68.40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in the equity securities of well established, medium and large capitalization companies. Stocks are selected for their above average earnings growth potential, with an emphasis on companies that have strong financial characteristics. For this purpose, medium capitalization companies are those with a market capitalization between the 25th and 75th percentile companies in the Russell MidCap® Index and larger capitalization companies are those with a market capitalization above that range. As of December 31, 2012, the 25th and 75th percentile companies in the Russell MidCap® Index had market capitalizations of $7.84 billion and $2.97 billion, respectively.

Northwestern Mutual Series Fund, Inc. Prospectus	3

Growth Stock Portfolio – Summary

In keeping with its growth strategy, the Portfolio employs a “bottom up” analysis to seek to identify companies which have the potential to grow faster than average given current and expected economic conditions and the outlook for the economic sector and industry in which they compete. In evaluating individual companies, the adviser considers factors such as the company management team, product outlook, competitive position, global exposure, financial characteristics and valuation. While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants, and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser’s assessment of the relative attractiveness of such sectors. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector. In implementing this “top down” analysis, the adviser may utilize futures, exchange traded funds, options and forwards for various reasons, including as part of a cash management strategy, to gain exposure to particular sectors or industries when the adviser determines that such investments are more efficient or advantageous than direct investments, to earn income and to otherwise seek to enhance returns, and as a hedge to offset risks associated with an investment or market conditions. The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objectives. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

4	Northwestern Mutual Series Fund, Inc. Prospectus

Growth Stock Portfolio – Summary

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 1st – ‘12 17.23%    Worst Qtr: 4th – ‘08 -22.25%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Growth Stock Portfolio
12.94%	0.99%	5.56%
Russell 1000® Growth Index
(reflects no deduction for fees, expenses or taxes)
15.26%	3.12%	7.52%
Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average
(reflects no deduction for fees, expenses or taxes)
16.00%	1.45%	7.23%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: David R. Keuler is a Managing Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1991. He has co-managed the Portfolio since 2002.

Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	5

Focused Appreciation Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.76%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses(1)	0.79%
Fee Waiver(2)	(0.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver(2)	0.73%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.75% on the Portfolio’s first $100 million of assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets over $500 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$75	$246	$433	$972

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in the equity securities of companies selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well established companies to smaller, emerging growth companies. In seeking to implement its growth strategy, the adviser employs a “bottom up” approach in choosing investments for the Portfolio. That is, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and is consistent with the Portfolio’s investment policies. In reviewing potential investment candidates, the adviser places extra emphasis on the following key investment criteria: strong market share and pricing power, open-ended growth potential, strong cash flow and clear strategy for investing, and significant appreciation potential relative to current price.

The Portfolio is classified as non-diversified under the Investment Company Act of 1940, as amended. As a non-diversified fund, the Portfolio may hold larger positions in a smaller number of companies and, in anticipation of such investments, may hold a correspondingly larger position in cash pending investment. The Portfolio invests primarily in a core group of 20-40 common stocks.

6	Northwestern Mutual Series Fund, Inc. Prospectus

Focused Appreciation Portfolio – Summary

The Portfolio also may invest in special situations. A special situation arises when, in the opinion of the adviser, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company’s allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security.

Within the parameters of its specific investment policies, the Portfolio may invest up to 20% of net assets in American Depositary Receipts and securities of foreign issuers, which may include investments in emerging markets.

Portfolio securities may be sold for a variety of reasons, including to secure gains, to limit losses, to make room in the Portfolio for more promising opportunities or based on the Portfolio’s absolute and relative risk monitoring targets.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment. To the extent the Portfolio holds cash, it risks missing out on potential investment opportunities.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Non-diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater portion of its assets in a single security or a small number of securities. As a result, an increase or decrease in the value of single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Special Situation Risk – The risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company’s securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Northwestern Mutual Series Fund, Inc. Prospectus	7

Focused Appreciation Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 17.90%    Worst Qtr: 4th – ‘08 -23.19%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 05/01/03
Focused Appreciation Portfolio
20.14%	1.06%	9.26%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
15.26%	3.12%	7.11%
Lipper® Variable Insurance Products (VIP) Large Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)
16.00%	1.45%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Janus Capital Management LLC (Janus)

Portfolio Manager: Ron Sachs, Vice President of Janus, has been a Portfolio Manager of Janus since 2000, and has managed the Portfolio since 2008.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

8	Northwestern Mutual Series Fund, Inc. Prospectus

Large Cap Core Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.44%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses(1), (2)	0.47%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$48	$151	$263	$591

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 74.09% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of large capitalization companies that may include both “growth” and “value” stocks, and may represent companies across all market sectors. For this purpose, large capitalization equity investments are those whose market capitalizations are above the largest stock in the bottom quartile of the S&P 500® Index ($7.27 billion as of December 31, 2012).

In selecting investments, the adviser looks for companies with strong financial characteristics such as strong management teams, solid balance sheets, consistent earnings growth, sustainable cash flows and leading market shares in their industries. The Portfolio may be broadly diversified, potentially reflecting all sectors of the S&P 500® Index. Economic outlook and/or absolute valuation determines the relative attractiveness of market sectors and sector weights may differ from those in the S&P 500® Index, reflecting the economic outlook. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers denominated in U.S. dollars.

Under normal market conditions, the Portfolio attempts to achieve a gross income of at least 75% of the dividend yield of the S&P 500® Index. However, this income level is merely a guideline, and there can be no certainty that this income level will be achieved. The Portfolio may invest in both dividend paying and non-dividend paying stocks, including preferred stocks.

The adviser may utilize certain derivative instruments in managing the Portfolio. Futures contracts may be utilized as a significant part of the Portfolio’s cash management strategy. To a lesser extent, the adviser may sell covered put and call options to seek to

Northwestern Mutual Series Fund, Inc. Prospectus	9

Large Cap Core Stock Portfolio – Summary

generate income. These derivative instruments may also be utilized as alternatives to direct investments when the adviser deems it to be more efficient or advantageous.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, when the adviser perceives a significant change in the outlook for a company or industry, or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

10	Northwestern Mutual Series Fund, Inc. Prospectus

Large Cap Core Stock Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 16.96%     Worst Qtr: 4th – ‘08 -22.18%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Large Cap Core Stock Portfolio
11.63%	-0.27%	5.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
16.00%	1.66%	7.10%
Lipper® Variable Insurance Products (VIP) Large Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
15.02%	0.53%	6.55%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Mary R. Linehan is a Managing Director of MSA and joined MSA in 2007. She has managed the Portfolio since 2007.

Sean A. McLeod is a Director of MSA and joined MSA in 2011. He has co-managed the Portfolio since 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	11

Large Cap Blend Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to seek long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.77%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses(1), (2)	0.88%
Expense Reimbursement(3)	(0.03)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement(1), (3)	0.85%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) to an annual rate of 0.85% of the Portfolio’s average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$87	$278	$485	$1,082

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes), in equity securities of large capitalization companies listed or traded on U.S. securities exchanges or U.S. securities associations. The Portfolio defines large capitalization companies as those with a market capitalization in excess of $5 billion, at the time of investment. In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts (ADRs) and other securities of foreign issuers which are denominated in U.S. dollars. The Portfolio employs a focused investment strategy, typically investing in a core group of 20-30 large capitalization stocks and ADRs.

12	Northwestern Mutual Series Fund, Inc. Prospectus

Large Cap Blend Portfolio – Summary

The Portfolio uses fundamental analysis to look for stocks of good businesses that are selling at value prices. The Portfolio believes good businesses have some or all of the following characteristics: a strong, defendable market or products and services niche; a high degree of relative recurring revenue; modestly priced products or services; attractive return-on-investment economics and above average growth or improving profitability prospects. The Portfolio considers valuation on both an absolute and relative basis utilizing both historical and prospective analysis. In reviewing companies, the Portfolio applies the characteristics identified above on a case-by-case basis.

The adviser will generally sell a security held by the Portfolio when it believes the security has achieved its value potential, when such sale is necessary for diversification of the Portfolio, when changing fundamentals signal a deteriorating value potential or when other securities have a better value potential.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Northwestern Mutual Series Fund, Inc. Prospectus	13

Large Cap Blend Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 15.09%     Worst Qtr: 4th – ‘08 -22.37%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Large Cap Blend Portfolio
15.20%	-0.42%	-1.54%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
16.00%	1.66%	1.53%
Lipper® Variable Insurance Products (VIP) Large Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
15.02%	0.53%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Fiduciary Management, Inc. (FMI)

Portfolio Managers: FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Patrick J. English, Chief Executive Officer and Chief Investment Officer, who has been with FMI for 26 years.

John S. Brandser, President, Chief Operating Officer and Chief Compliance Officer, who has been with FMI for 18 years.

Andy P. Ramer, Director of Research, who has been with FMI for 10 years.

Jonathan T. Bloom, Research Analyst, who has been with FMI for 3 years.

Matthew J. Goetzinger, Research Analyst, who has been with FMI for 8 years.

Robert M. Helf, Research Analyst, who has been with FMI for 15 years.

Karl T. Poehls Research Analyst, who has been with FMI for 5 years.

Daniel G. Sievers, Research Analyst, who has been with FMI for 2 years.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends, and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

14	Northwestern Mutual Series Fund, Inc. Prospectus

Index 500 Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to achieve investment results that approximate the performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500® Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.20%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses(1)	0.22%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$23	$71	$124	$280

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 2.77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P 500® Index. The S&P 500® Index is composed of the stocks of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. As of December 31, 2012, the market capitalization range of the S&P 500® Index was $1.63 billion to $499.70 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P 500® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P 500® Index stock futures and, to a lesser extent, swap agreements to help achieve full replication.

Standard & Poor’s constructs the Index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 500 Stock Portfolio is classified as “non-diversified.”

The Index 500 Stock Portfolio’s ability to match the performance of the S&P 500® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in

Northwestern Mutual Series Fund, Inc. Prospectus	15

Index 500 Stock Portfolio – Summary

the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio’s expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Non-diversification Risk – The Portfolio is classified as a non-diversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 15.93%    Worst Qtr: 4th – ‘08 -21.88%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Index 500 Stock Portfolio
15.76%	1.56%	6.97%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
16.00%	1.66%	7.10%
Lipper® Variable Insurance Products (VIP) S&P 500 Index Objective Funds Average (reflects no deduction for fees, expenses or taxes)
15.39%	1.29%	6.73%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.

Steven A. Warren is an Associate of MSA and joined The Northwestern Mutual Life Insurance Company in 1998. He has co-managed the Portfolio since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

16	Northwestern Mutual Series Fund, Inc. Prospectus

Large Company Value Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to seek long-term capital growth. Income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.72%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses(1), (2)	0.83%
Expense Reimbursement(3)	(0.03)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement(1), (3)	0.80%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) to an annual rate of 0.80% of the Portfolio’s average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$262	$458	$1,023

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 34.71% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests primarily in larger companies. Accordingly, the Portfolio will normally have at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies comprising the Russell 1000® Index. As of December 31, 2012, the market capitalization range of the Russell 1000® Index was $317 million to $499.70 billion. From time to time, the Portfolio also may invest in companies outside this market capitalization range.

Northwestern Mutual Series Fund, Inc. Prospectus	17

Large Company Value Portfolio – Summary

The adviser looks for stocks of companies that it believes are undervalued at the time of purchase. The adviser uses a value investment strategy that looks for companies that are temporarily out of favor in the market. The adviser attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the adviser believes more accurately reflects the fair value of the company.

Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the adviser looks for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The adviser also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. When the adviser believes it is prudent, the Portfolio may invest a portion of its assets in foreign securities and American Depositary Receipts (up to 20% of net assets), debt securities of companies, debt obligations of governments and their agencies, and other similar securities and utilize forwards and futures for cash management purposes or to hedge foreign currency exposure.

The adviser may sell stocks from the Portfolio if it believes a stock no longer meets established valuation criteria.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, and the risk of missed opportunities in other investments. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

18	Northwestern Mutual Series Fund, Inc. Prospectus

Large Company Value Portfolio – Summary

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 16.05%    Worst Qtr: 4th – ‘08 -21.19%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Large Company Value Portfolio
16.47%	-0.13%	-1.19%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	-0.37%
Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
15.71%	0.35%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: American Century Investment Management, Inc. (American Century)

Portfolio Managers: Brendan Healy, Vice President and Portfolio Manager, joined American Century in 2000 and has served as the Portfolio’s manager since 2007.

Matt Titus, Portfolio Manager, joined American Century in 2004 and has served as the Portfolio’s manager since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	19

Domestic Equity Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.56%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses(1), (2)	0.59%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$60	$189	$329	$738

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 134.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of U.S. issuers. Generally, the companies in which the Portfolio invests will have a market value of $5 billion or more. The Portfolio invests in a core group of 30-40 securities.

The Portfolio primarily invests in securities of large-capitalization companies that its adviser believes have long-term capital appreciation potential. Typically, the Portfolio seeks securities the adviser believes are undervalued in relation to their intrinsic value, as indicated by multiple factors, including the earnings and cash flow potential or the asset valuation of the respective issuers. On a selective basis, the adviser considers a company’s plans for future operation.

The Portfolio may sell securities that the adviser believes will no longer contribute to meeting its investment objective.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

20	Northwestern Mutual Series Fund, Inc. Prospectus

Domestic Equity Portfolio – Summary

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although classified as a diversified investment company, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid Cap Company Risk – Investing in mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘03 21.17%    Worst Qtr: 4th – ‘08 -19.72%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Domestic Equity Portfolio
14.35%	1.05%	6.92%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	7.38%
Lipper® Variable Insurance Products (VIP) Large Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
15.71%	0.35%	6.54%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Delaware Management Company, a series of Delaware Management Business Trust

Portfolio Managers: D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager and Team Leader, has been with Delaware Management Company since 2004.

Anthony A. Lombardi, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Robert A. Vogel, Jr., Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2004.

Nikhil G. Lalvani, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 1997.

Kristen E. Bartholdson, Vice President and Senior Portfolio Manager, has been with Delaware Management Company since 2006.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	21

Equity Income Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital and income.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.03%
Total Annual Portfolio Operating Expenses(1)	0.68%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 16.21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks, with 65% in the stocks of well established companies paying dividends. Under normal market conditions, the Portfolio will seek to have a dividend which generally exceeds the dividend yield of the S&P 500® Index. This level is merely a guideline and there can be no certainty this level will be achieved.

The Portfolio will typically employ a value approach in selecting investments. The adviser’s in-house research team seeks to identify companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth.

The adviser has the discretion to deviate from the Portfolio’s normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or a favorable competitive development.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, foreign securities and American Depositary Receipts (up to 20% of net assets), and debt securities, including high yield debt securities (so called “junk bonds”) in keeping with the Portfolio’s investment objectives. Up to 10% of the Portfolio’s net assets may be invested in high yield debt securities and loans.

The Portfolio may sell securities for a variety of reasons such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

22	Northwestern Mutual Series Fund, Inc. Prospectus

Equity Income Portfolio – Summary

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Special Situation Risk – In special situations, the adviser may deviate from the Portfolio’s normal investment criteria when purchasing a security. In these special situations, there is the risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the issuer’s securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Northwestern Mutual Series Fund, Inc. Prospectus	23

Equity Income Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 19.48%     Worst Qtr: 4th – ‘08 -22.22%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 05/01/03
Equity Income Portfolio
17.23%	1.39%	7.18%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
17.51%	0.59%	7.26%
Lipper® Variable Insurance Products (VIP) Equity Income Funds Average (reflects no deduction for fees, expenses or taxes)
14.99%	0.78%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager: Brian C. Rogers, Chairman of the Board and Chief Investment Officer of T. Rowe Price, has been managing investments since 1983 and began managing the Portfolio in 2003.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

24	Northwestern Mutual Series Fund, Inc. Prospectus

Mid Cap Growth Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.53%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses(1)	0.55%
Fee Waiver(2)	(0.02)%
Total Annual Portfolio Operating Expenses After Fee Waiver(2)	0.53%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee on assets over $500 million, such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million, and 0.45% on assets over $500 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 63.30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in stocks of mid-sized companies. In keeping with its growth strategy, the Portfolio selects companies for their above average growth potential, giving consideration to factors such as company management, growth rate of revenues and earnings, opportunities for margin expansion, strong financial characteristics and attractive valuations. For purposes of the Portfolio’s investment strategy, mid-sized companies are those with market capitalizations that fall within the range of the Russell Midcap® Growth Index at the time of purchase (as of December 31, 2012, from approximately $404 million to $25.50 billion). The Portfolio invests primarily in common stocks.

The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser’s assessment of the relative attractiveness of such sectors. As a result, Portfolio may at times have a relatively high percentage of its assets invested in a particular sector. The Portfolio may invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers. The Portfolio may also use futures as part of its cash management strategy and, to a lesser extent, covered call options to earn income and as a hedge to offset risks associated with an investment or market conditions.

Northwestern Mutual Series Fund, Inc. Prospectus	25

Mid Cap Growth Stock Portfolio – Summary

The Portfolio may sell a stock when it has reached the adviser’s valuation target, when the adviser does not anticipate further appreciation, when a company’s growth prospects change materially or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

26	Northwestern Mutual Series Fund, Inc. Prospectus

Mid Cap Growth Stock Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 18.76%    Worst Qt r: 4th – ‘08 -24.55%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Mid Cap Growth Stock Portfolio
11.97%	0.59%	6.97%
Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)
15.81%	3.23%	10.32%
Lipper® Variable Insurance Products (VIP) Mid Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)
14.20%	1.96%	9.17%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Curtis J. Ludwick is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1996. He has managed the Portfolio since 2007.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	27

Index 400 Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to achieve investment results that approximate the performance of the S&P MidCap 400® Stock Price Index (“S&P MidCap 400® Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(1), (2)	0.30%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$31	$97	$169	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 10.91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P MidCap 400® Index. The S&P MidCap 400® Index is composed of the stocks of companies whose capitalizations generally are smaller than those of companies that comprise the S&P 500® Index. The S&P MidCap 400® Index does not include the very large issues that account for most of the weighting in the S&P 500® Index. As of December 31, 2012, the market capitalization range of the S&P MidCap 400® Index was $404 million to $16.64 billion. The Portfolio attempts to achieve its objective by investing all, or substantially all, of its assets in the stocks that make up the S&P MidCap 400® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in S&P MidCap 400® Index stock futures and, to a lesser extent, swap agreements to help achieve full replication.

Standard & Poor’s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 400 Stock Portfolio is classified as “non-diversified.”

The Index 400 Stock Portfolio’s ability to match the performance of the S&P MidCap 400® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 400 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

28	Northwestern Mutual Series Fund, Inc. Prospectus

Index 400 Stock Portfolio – Summary

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio’s expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Non-diversification Risk –The Portfolio is classified as a non-diversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 19.84%    Worst Qtr: 4th – ‘08 -25.60%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Index 400 Stock Portfolio
17.64%	4.93%	10.30%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
17.88%	5.14%	10.52%
Lipper® Variable Insurance Products (VIP) Mid Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
16.07%	2.82%	8.96%

Northwestern Mutual Series Fund, Inc. Prospectus	29

Index 400 Stock Portfolio – Summary

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.

Steven A. Warren is an Associate of MSA and joined The Northwestern Mutual Insurance Company in 1998. He has co-managed the Portfolio since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

30	Northwestern Mutual Series Fund, Inc. Prospectus

Mid Cap Value Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term capital growth. Current income is a secondary objective.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(1), (2)	0.95%
Fee Waiver (less than 0.005%)(3)	(0.00)%
Total Annual Portfolio Operating Expenses After Fee Waiver(1), (3)	0.95%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee on assets over $150 million, such that the management fee is 0.85% on the Portfolio’s first $150 million of assets, 0.80% on the next $150 million, and 0.75% on assets over $300 million. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 75.97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities of mid-sized companies. The Portfolio invests primarily in a diversified portfolio of equity securities of mid-sized companies that are determined by Portfolio’s adviser to be undervalued. At the time of investment, companies purchased typically will fall within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies ($28 million to $30.53 billion as of December 31, 2012). The adviser intends to manage the Portfolio so that its weighted capitalization falls within the capitalization range of the members of the Russell MidCap® Index ($317 million to $25.50 billion as of December 31, 2012).

Northwestern Mutual Series Fund, Inc. Prospectus	31

Mid Cap Value Portfolio – Summary

In managing the Portfolio, the adviser uses its own fundamental value approach. In selecting securities for the Portfolio, the adviser attempts to identify companies whose long-term earnings, cash flows and/or assets are not reflected in the current market price of their securities and hold each security until it has returned to favor in the market and the price has increased to, or is higher than a level the adviser believes more accurately reflects the fair value of the company. The adviser may also consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The adviser may also use this fundamental value approach to invest the Portfolio in initial public offerings (IPOs) from time to time when such opportunities are attractive and consistent with the Portfolio’s investment objectives.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. The Portfolio may invest in American Depositary Receipts and foreign securities (up to 20% of net assets) and may utilize forwards and futures for cash management purposes or to hedge foreign currency exposure.

The adviser may sell a stock from the Portfolio if it believes the stock no longer meets established valuation criteria, the stock’s risk parameters outweigh its return opportunity, specific events alter a stock’s prospects or more attractive opportunities are identified. In seeking to achieve its investment objective, the adviser may sell shares from the Portfolio without regard to the length of time a security has been held.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, and the risk of missed opportunities in other investments. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, market, interest rate, and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

•

IPO Risk – The value of securities acquired in an IPO may rise or fall more rapidly than other investments due to factors such as the absence of an established public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities with an established market.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mid and Small Cap Company Risk – Investing in mid and small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

32	Northwestern Mutual Series Fund, Inc. Prospectus

Mid Cap Value Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 17.60%    Worst Qtr: 4th – ‘08 -27.36%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 05/01/03
Mid Cap Value Portfolio
16.57%	2.14%	8.07%
Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
18.51%	3.79%	10.65%
Lipper® Variable Insurance Products (VIP) Mid Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
17.33%	2.88%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: American Century Investment Management, Inc. (American Century)

Portfolio Managers: Phillip N. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager joined American Century in 1993 as a Portfolio Manager, and began managing the Portfolio in 2009.

Michael Liss, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2004 and began managing the Portfolio in 2009.

Kevin Toney, Vice President and Senior Portfolio Manager, has served American Century as a Portfolio Manager since 2006 and began managing the Portfolio in 2009.

Brian Woglom, Portfolio Manager, joined American Century in 2005 and has served as a Portfolio Manager for the Portfolio since 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	33

Small Cap Growth Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.56%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses(1), (2)	0.61%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 76.49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in common stocks of U.S. companies with market capitalizations that do not exceed the maximum market capitalizations of any security in the Russell 2000® Growth Index at the time of purchase ($4.69 billion as of December 31, 2012). The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment). The Portfolio may also invest up to 20% of net assets in American Depositary Receipts and other securities of foreign issuers which are denominated in U.S. dollars.

The adviser employs a growth strategy, selecting securities for their above average growth potential giving consideration to factors such as, for example, company management, growth rate of revenues and earnings, opportunities for margin expansion and strong financial characteristics. The Portfolio seeks to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups and companies. The adviser may overweight or underweight the sector exposure of the Portfolio relative to its benchmark based on the adviser’s assessment of the relative attractiveness of such sectors. As a result, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including preferred stocks, warrants and securities convertible into common or preferred stocks, in keeping with the Portfolio’s objectives. The Portfolio may also utilize futures as part of its cash management strategy, and options to earn income and to otherwise seek to enhance returns and as a hedge to protect against downside risk.

34	Northwestern Mutual Series Fund, Inc. Prospectus

Small Cap Growth Stock Portfolio – Summary

A security will generally be sold when it meets the adviser’s price target. The Portfolio may sell securities for a variety of other reasons including to limit losses or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Sector Concentration Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent the Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Northwestern Mutual Series Fund, Inc. Prospectus	35

Small Cap Growth Stock Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – ‘10 17.08%    Worst Qtr: 4th – ‘08 -26.31%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Small Cap Growth Stock Portfolio
9.48%	-0.28%	7.31%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
14.59%	3.49%	9.80%
Lipper® Variable Insurance Products (VIP) Small Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)
14.09%	2.75%	8.98%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Andy Eng is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 2000. He has managed the Portfolio since 2012. Mr. Eng also co-managed the Portfolio in 2007 and 2008.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

36	Northwestern Mutual Series Fund, Inc. Prospectus

Index 600 Stock Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to achieve investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index (“S&P SmallCap 600® Index”).

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.07%
Total Annual Portfolio Operating Expenses(1), (2)	0.51%
Expense Reimbursement(3)	(0.09)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement(1), (3)	0.42%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Portfolio (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) to an annual rate of 0.35% of the Portfolio’s average net assets. This expense limitation agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$154	$276	$632

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 38.47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio employs a “passive management,” or indexing, investment approach designed to track the performance of the S&P SmallCap 600® Index. S&P SmallCap 600® Index is composed of 600 domestic stocks with market capitalizations ranging between approximately $61 million and $4.03 billion as of December 31, 2012. The Portfolio attempts to achieve its objective by

Northwestern Mutual Series Fund, Inc. Prospectus	37

Index 600 Stock Portfolio – Summary

investing all, or substantially all, of its assets in stock that make up the S&P SmallCap 600® Index, holding each stock in approximately the same proportion as its weighting in the Index. This is known as a full replication strategy. The Portfolio may also invest in exchange traded funds, swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication.

Standard & Poor’s constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its float-adjusted market value. For example, the 50 largest companies in the index may account for over 50% of its value. For this reason, the Index 600 Stock Portfolio is classified as “non-diversified.”

The Index 600 Stock Portfolio’s ability to match the performance of the S&P SmallCap 600® Index will be affected to some extent by the size and timing of cash flows into and out of the Index 600 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include counterparty and liquidity risks.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Indexing Strategy Risk – A Portfolio may not perform as well as the index it attempts to match due to the Portfolio’s expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. A Portfolio using an indexing strategy does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. In addition, changes in the value of a derivative used to replicate an index may not correlate as intended with the underlying index.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Non-diversification Risk –The Portfolio is classified as a non-diversified fund to enable it to hold securities in the same weightings as its underlying Index. Depending on the composition of the Index from time to time, the Portfolio may invest a relatively large percentage of its assets in a single issuer or small number of issuers, and its performance may be more closely tied to the value of that one issuer or issuers and may be more volatile than the performance of a more diversified fund.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

38	Northwestern Mutual Series Fund, Inc. Prospectus

Index 600 Stock Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 21.02%    Worst Qtr: 4th – ‘08 -25.21%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Index 600 Stock Portfolio
15.80%	4.81%	3.12%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
16.33%	5.13%	3.47%
Lipper® Variable Insurance Products (VIP) Small Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
15.68%	3.41%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan is a Director of MSA and joined MSA in 2004. He has co-managed the Portfolio since 2013.

Steven A. Warren is an Associate of MSA and joined The Northwestern Mutual Life Insurance Company in 1998. He has co-managed the Portfolio since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	39

Small Cap Value Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.20%
Total Annual Portfolio Operating Expenses(1), (2)	1.09%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$111	$347	$601	$1,329

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 5.82% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets in common stocks of companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index at the time of purchase ($4.69 billion as of December 31, 2012). The market capitalization of companies in the Portfolio and the Index changes over time and the Portfolio will not sell a stock just because the company has grown to a market capitalization outside of the range. The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment).

Reflecting a value approach to investing, the Portfolio will seek the stocks of companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. The in-house research team at the adviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. Consideration is also given to industry weightings in an attempt to keep the Portfolio broadly diversified among economic sectors.

In pursuing its investment objective, the adviser has the discretion to deviate from its normal investment criteria, as described above, and purchase securities the adviser believes could provide an opportunity for substantial appreciation. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive environment.

40	Northwestern Mutual Series Fund, Inc. Prospectus

Small Cap Value Portfolio – Summary

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including American Depositary Receipts and foreign securities (up to 20% of net assets), real estate investment trust (REITs) and securities of other investment companies, including open-end funds, closed-end funds, exchange traded funds and business development companies, in keeping with the Portfolio’s objectives.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Other Investment Companies Risk – The Portfolio will indirectly bear its pro rata portion of the expenses of the investment companies in which it invests, including advisory fees, in addition to the direct expenses of the Portfolio. The expenses associated with some business development companies may be significant. Investments in other investment companies are subject to market and selection risks, and generally entail the same risks as the underlying securities held by them. ETFs and closed-end funds are also subject to the risk that their market prices may trade at a discount to their net asset value and that an active trading market for an ETF or closed-end fund may not be developed or maintained.

•

REITs Risk – REITs must satisfy specific requirements for favorable tax treatment and can involve unique risks in addition to the risks generally affecting the real estate industry. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, and may not be diversified geographically or by property type.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

•

Special Situation Risk – In special situations, the adviser may deviate from the Portfolio’s normal investment criteria when purchasing a security. In these special situations, there is the risk that the change or event anticipated by the adviser when purchasing a company might not occur or attract the expected attention, which could have a negative impact on the price of the company’s securities. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss.

Northwestern Mutual Series Fund, Inc. Prospectus	41

Small Cap Value Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 20.83%    Worst Qtr: 4th – ‘08 -25.12%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Small Cap Value Portfolio
16.33%	5.21%	10.40%
Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
18.05%	3.55%	9.50%
Lipper® Variable Insurance Products (VIP) Small Cap Value Funds Average (reflects no deduction for fees, expenses or taxes)
16.38%	4.15%	9.95%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: T. Rowe Price Associates, Inc. (T. Rowe Price)

Portfolio Manager: Preston G. Athey, Vice President of T. Rowe Price, has been managing investments since 1982 and has managed the Portfolio since 2001.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

42	Northwestern Mutual Series Fund, Inc. Prospectus

International Growth Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.67%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses(1)	0.80%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$82	$255	$444	$990

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 65.36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio will invest at least 80% of net assets (plus any borrowings for investment purposes) in the securities of issuers from countries outside the United States. The Portfolio normally invests in a core group of equity securities of 60-100 issuers. The Portfolio may invest in emerging markets but will normally limit such investments to 20% of its net assets, measured at the time of purchase. The Portfolio may invest a relatively large percentage of its assets in a single country, a small number of countries, or a particular geographic region. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the U.S., it may at times invest in U.S. issuers. The Portfolio’s investments in equity securities may include small, medium, and large capitalization issues. Although the Portfolio invests primarily in foreign common stocks and American Depositary Receipts, within the parameters of its specific investment policies, the Portfolio may invest in domestic equity and debt securities.

The adviser applies a “bottom up” approach in choosing investments. In other words, the adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. The Portfolio invests in companies after assessing their growth potential. If the adviser is unable to find such investments, the Portfolio’s uninvested assets may be held in cash or similar investments, subject to the Portfolio’s specific investment policies. The adviser normally seeks to limit any sector exposure and country exposure to plus or minus 10% of the respective weighting of the Morgan Stanley Capital International EAFE® Index.

The Portfolio may reduce its position in a particular holding in order to secure gains, if there is a deterioration in the holding’s fundamentals or to make room in the Portfolio for more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

Northwestern Mutual Series Fund, Inc. Prospectus	43

International Growth Portfolio – Summary

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

44	Northwestern Mutual Series Fund, Inc. Prospectus

International Growth Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘03 18.77%     Worst Qtr: 3rd – ‘08 -22.62%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
International Growth Portfolio
17.99%	-4.59%	7.99%
MSCI® All Country World (ex-US) Growth Index (reflects no deduction for fees, expenses or taxes)
17.08%	-2.55%	9.36%
MSCI EAFE® (Europe-Australasia-Far East) Index (reflects no deduction for fees, expenses or taxes)
17.90%	-3.21%	8.70%
Lipper® Variable Insurance Products (VIP) International Growth Funds Average (reflects no deduction for fees, expenses or taxes)
19.45%	-2.49%	8.96%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Advisers: Janus Capital Management LLC (Janus) and Janus Capital Singapore Pte. Limited (Janus Singapore)

Portfolio Managers: Julian McManus, Co-Portfolio Manager of Janus, joined Janus in 2004 and has been co-portfolio manager of the Portfolio since September 2010.

Guy Scott, Co-Portfolio Manager of Janus, joined Janus in 2007 and has been co-portfolio manager of the Portfolio since September 2010.

Carmel Wellso, Portfolio Manager of Janus Singapore since 2013, joined Janus in 2008, and has been co-portfolio manager of the Portfolio since September 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	45

Research International Core Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to seek capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.86%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Portfolio Operating Expenses(1)	1.12%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$114	$356	$617	$1,363

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42.10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests primarily in foreign equity securities, including emerging market equity securities. The Portfolio may invest a large percentage of its assets in issuers in a single country, a small number of countries, or a particular geographic region.

A team of investment research analysts selects investments for the Portfolio. The adviser allocates the Portfolio’s assets to analysts by broad market sectors, which generally approximate the sector weightings in the MSCI EAFE® Index. The Portfolio is not constrained to any particular investment style. The adviser may invest the Portfolio’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), and in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. The Portfolio’s investments in equity securities may include small, medium and large capitalization companies, and could include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities.

The adviser uses a “bottom up” investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their current financial condition, and market, economic, political and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earning momentum, earnings quality and other factors may also be considered.

The adviser may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

46	Northwestern Mutual Series Fund, Inc. Prospectus

Research International Core Portfolio – Summary

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Northwestern Mutual Series Fund, Inc. Prospectus	47

Research International Core Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 24.05%     Worst Qtr: 3rd – ‘08 -20.62%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Research International Core Portfolio
16.76%	-2.69%	-1.45%
MSCI® All Country World (ex-US) Index (Gross) (reflects no deduction for fees, expenses or taxes)
17.39%	-2.44%	-0.85%
MSCI EAFE® (Europe-Australasia-Far East) Index (Gross) (reflects no deduction for fees, expenses or taxes)
17.90%	-3.21%	-2.39%
Lipper® Variable Insurance Products (VIP) International Core Funds Average (reflects no deduction for fees, expenses or taxes)
17.56%	-3.50%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Massachusetts Financial Services Company (MFS®)

Portfolio Managers: Jose Luis Garcia, Investment Officer of MFS, has managed the Portfolio since 2007.

Thomas Melendez, Investment Officer of MFS, has managed the Portfolio since 2007.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

48	Northwestern Mutual Series Fund, Inc. Prospectus

International Equity Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is long-term growth of capital. Any income realized will be incidental.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.66%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses(1)	0.73%
Fee Waiver(2)	(0.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver(2)	0.67%

(1) Restated to reflect current expenses.

(2) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee, such that the management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion and 0.51% on assets over $1.5 billion. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$227	$400	$901

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the U.S. The Portfolio may purchase securities in any foreign country, developed or undeveloped. From time to time, based on economic conditions, the Portfolio may have significant investments in one or more countries or in particular sectors. The Portfolio invests primarily in foreign common stocks.

The Portfolio’s investments in equity securities may include small, medium and large capitalization issues that the Portfolio’s adviser believes are undervalued. The strategy for the Portfolio will reflect a “bottom up”, value oriented and long-term investment philosophy. In choosing equity investments, the adviser will focus on the market price of a company’s securities in relation to the company’s long-term earnings (typically 5 years), asset value and cash flow potential. A company’s historical value measures, including price/earnings ratio, profit margins and liquidation value, will also be considered.

The adviser may consider selling an equity security when it believes the security has become overvalued due to either its price appreciation or changes in the company’s fundamentals.

Northwestern Mutual Series Fund, Inc. Prospectus	49

International Equity Portfolio – Summary

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a value style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities and may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

50	Northwestern Mutual Series Fund, Inc. Prospectus

International Equity Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an additional index of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 26.04%    Worst Qtr: 4th – ‘08 -21.31%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
International Equity Portfolio
21.52%	-2.52%	9.78%
MSCI® All Country World (ex-US) Index (Gross) (reflects no deduction for fees, expenses or taxes)
17.39%	-2.44%	10.22%
MSCI EAFE® (Europe-Australasia-Far East) Index (Gross) (reflects no deduction for fees, expenses or taxes)
17.90%	-3.21%	8.70%
Lipper® Variable Insurance Products (VIP) International Value Funds Average (reflects no deduction for fees, expenses or taxes)
17.30%	-4.41%	7.43%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Templeton Investment Counsel, LLC (Templeton)

Portfolio Managers: Neil Devlin, Executive Vice President of Templeton, joined Templeton in 2006 and has been co-portfolio manager of the Portfolio since September 2010.

Peter A. Nori, Executive Vice President of Templeton, joined Templeton in 1994 and has been co-managing the Portfolio since June 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	51

Emerging Markets Equity Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to seek capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.14%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.36%
Total Annual Portfolio Operating Expenses(1)	1.50%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$153	$474	$818	$1,791

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 27.32% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of issuers that are tied economically to emerging market countries. Such equity securities may include common stocks, preferred stocks, securities convertible into stock and depositary receipts for those securities. Emerging market countries may include countries determined by the Portfolio’s adviser to have emerging market economies, taking into account a number of factors, including whether a particular country has a low to middle economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s foreign currency debt rating, its political and economic stability, and the development of its financial and capital markets. Currently, such countries are located in Latin America, Asia, Africa, the Middle East, and the developing countries of Europe, primarily Eastern Europe. The Portfolio may also invest in equity securities of issuers that are not tied economically to emerging market countries.

The Portfolio may invest in companies of any size. Although the Portfolio is diversified, the Portfolio may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. The adviser may invest a large percentage of the Portfolio’s assets in issuers in a single country, a small number of countries, or a particular geographic region.

The adviser uses a “bottom up” investment approach to buying and selling investments for the Portfolio. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position and management ability. Quantitative models that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality and other factors may also be considered.

The Portfolio may sell securities for a variety of reasons such as to seek to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

52	Northwestern Mutual Series Fund, Inc. Prospectus

Emerging Markets Equity Portfolio – Summary

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Emerging Markets Risk – Investing in emerging market securities increases foreign investing risk, and may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities or in foreign, developed countries. This risk is due to smaller markets, illiquidity, significant price and market volatility, currency, interest rate and commodity price fluctuations, restrictions on foreign investment, changes in tax policy, differing securities market structures, higher transaction costs, and various administrative difficulties, such as delays in executing, clearing and settling portfolio transactions or in receiving payment of dividends.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Focus Risk – The Portfolio’s performance could be more closely tied to the value of a single security or small number of securities because, although diversified, the Portfolio may hold large positions in a single or small number of securities. As a result, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities.

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources higher risk of failure, and less liquid trading markets.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Northwestern Mutual Series Fund, Inc. Prospectus	53

Emerging Markets Equity Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 30.57%    Worst Qtr: 3rd – ‘08 -30.50%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Emerging Markets Equity Portfolio
18.83%	-1.83%	2.29%
MSCI® Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
18.63%	-0.61%	4.24%
Lipper® Variable Insurance Products (VIP) Emerging Markets Funds Average (reflects no deduction for fees, expenses or taxes)
18.23%	-2.10%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Massachusetts Financial Services Company (MFS®)

Portfolio Managers: Jose Luis Garcia, Investment Officer of MFS, has managed the Portfolio since 2008.

Robert Lau, Investment Officer of MFS, has managed the Portfolio since 2009.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

54	Northwestern Mutual Series Fund, Inc. Prospectus

Money Market Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses(1)	0.32%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

PRINCIPAL INVESTMENT STRATEGIES

As a money market fund, the Portfolio invests only in high quality, short term, dollar-denominated money market instruments that present minimal credit risks, as determined by management. The Portfolio primarily invests in the following types of securities: obligations of the U.S. Government (including its agencies and instrumentalities); short-term corporate debt securities of domestic and foreign corporations; obligations of domestic and foreign commercial banks, savings banks, and savings and loan associations; commercial paper; and repurchase agreements. The Portfolio may invest more than 25% of its total assets in domestic or dollar-denominated foreign bank obligations. The Portfolio’s investments will comply with applicable rules governing the quality, maturity, liquidity and diversification of securities held by money market funds. The Portfolio seeks to maintain a net asset value of $1.00 per share.

The Portfolio attempts to maximize its return by trading to take advantage of changing money market conditions and trends. The Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio’s yield depending upon management’s ability to correctly time and execute such transactions.

Because the Portfolio intends to purchase only securities that mature in 397 days or fewer from the date of purchase, the level of purchases will be relatively high. However, as transaction costs on Portfolio investments are generally not substantial, the high level of purchases is not expected to adversely affect the Portfolio’s net asset value or net income.

PRINCIPAL RISKS

The main risks of investing in the Portfolio are identified below.

•

Concentration Risk – Because the Portfolio will invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry will have a disproportionate impact on the Portfolio. These risks generally include interest rate risk, credit risk and risks associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a repurchase agreement is unwilling or unable to meet its financial obligations.

Northwestern Mutual Series Fund, Inc. Prospectus	55

Money Market Portfolio – Summary

•

Foreign Investing Risk – Investing in securities or obligations of foreign corporations and banks are subject to the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

•

Government Securities Risk – Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the Portfolio does not apply to the market value of such security or to shares of the Portfolio itself.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A low interest rate environment poses additional risks to the Portfolio. Low yields on the Portfolio’s holdings may have an adverse impact on the Portfolio’s ability to provide a positive yield to its shareholders, pay expenses out of Portfolio assets or, at times, maintain a stable $1.00 share price.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn. The liquidity requirements applicable to money market funds are designed to help mitigate the potential impact of these risks.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

An investment in the Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with the average returns of a peer group of money market portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – ‘07 1.37%    Worst Qtr: 3rd – ‘11 0.01%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Money Market Portfolio
0.15%	0.82%	1.97%
Lipper® Variable Insurance Products (VIP) Money Market Instrument Funds Average (reflects no deduction for fees, expenses or taxes)
-0.03%	0.47%	1.58%

For the seven-day period ended March 31, 2013, the Money Market Portfolio’s yield was 0.17%.

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

56	Northwestern Mutual Series Fund, Inc. Prospectus

Short-Term Bond Portfolio – Summary

INVESTMENT OBJECTIVE

The primary investment objective of the Portfolio is to provide as high a level of current income as is consistent with prudent investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.34%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses(1)	0.41%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$42	$132	$230	$518

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 267.65% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities. Investment grade securities are securities rated “investment grade” by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U.S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given change in interest rates, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between zero and three years, and a dollar weighted average maturity of not more than three years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts primarily to adjust the Portfolio’s duration and yield curve exposure, as well as to hedge foreign currency exposure, or for any other permissible purpose in keeping with its investment objective.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio’s assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser’s outlook for the economy, the financial markets and other factors.

Northwestern Mutual Series Fund, Inc. Prospectus	57

Short-Term Bond Portfolio – Summary

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

58	Northwestern Mutual Series Fund, Inc. Prospectus

Short-Term Bond Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 1st – ‘09 2.53%    Worst Qtr: 3rd – ‘08 -1.06%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Short-Term Bond Portfolio
2.07%	3.21%	3.38%
Barclays® U.S. Aggregate 1-3 Years Index (reflects no deduction for fees, expenses or taxes)
1.33%	3.05%	3.53%
Lipper® Variable Insurance Products (VIP) Short-Intermediate Investment Grade Debt Funds Average (reflects no deduction for fees, expenses or taxes)
3.03%	2.90%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Brian K. Yeazel is a Managing Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1994. He has managed the Portfolio since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	59

Select Bond Portfolio – Summary

INVESTMENT OBJECTIVE

The primary investment objective of the Portfolio is to provide as high a level of total return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders’ capital.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.02%
Total Annual Portfolio Operating Expenses(1)	0.32%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$33	$103	$180	$406

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 130.37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in a diversified portfolio of investment grade debt securities with maturities exceeding one year. Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality. The Portfolio may invest up to 20% of net assets in non-investment grade, high yield/high risk bonds (so called “junk bonds”). Also, the Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) government issued foreign debt denominated in a foreign currency and not publicly traded in the U.S. and (ii) U. S. currency denominated foreign debt. Debt securities may be of any duration, but under normal market conditions, the Portfolio attempts to maintain an effective duration (the percentage price change of the Portfolio, stated in years, for a given change in interest rates, and adjusted for prepayments and yield curve shifts for mortgage based securities) of between three and eight years and a dollar weighted average maturity of between five and ten years. The Portfolio may invest in mortgage- and asset-backed securities, and may utilize futures and forward contracts primarily to adjust the Portfolio’s duration and yield curve exposure, as well as to hedge foreign currency exposure, or for any other permissible purpose in keeping with its investment objectives. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

In selecting securities for the Portfolio, the adviser develops an outlook for interest rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The adviser uses both a “top down” and “bottom up” investment approach to construct the portfolio of investments. The top down investment approach involves an evaluation by the adviser of the overall economic environment and its potential impact on the level and direction of interest rates. The adviser then identifies sectors it believes have the best potential for performance based on economic and business cycles. The bottom up investment approach focuses on fundamental research of issuers to identify issuers that appear to have strong relative credit quality, solid balance sheets, improving company specific fundamentals and free cash flows. The proportion of the Portfolio’s assets committed to investments in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser’s outlook for the economy, the financial markets and other factors. The “total return” sought by the Portfolio consists of current income, including interest and discount accruals, and capital appreciation.

60	Northwestern Mutual Series Fund, Inc. Prospectus

Select Bond Portfolio – Summary

The adviser may sell a portfolio security for a variety of reasons, including to secure gains, limit losses, or to redeploy assets into more promising opportunities.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, and liquidity risks, and the risk of missed opportunities in other investments.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. The risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

Northwestern Mutual Series Fund, Inc. Prospectus	61

Select Bond Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 4.19%     Worst Qtr: 2nd – ‘04 -3.16%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Select Bond Portfolio
4.96%	6.25%	5.37%
Barclays® U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
4.22%	5.95%	5.18%
Lipper® Variable Insurance Products (VIP) Corporate Debt Funds A-Rated Average (reflects no deduction for fees, expenses or taxes)
6.91%	6.06%	4.99%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Steven J. Lyons is a Managing Director of MSA and joined The Northwestern Mutual Life Insurance Company (Northwestern Mutual) in 1996. He has co-managed the Portfolio since 2010.

Brian K. Yeazel is a Managing Director of MSA and joined Northwestern Mutual in 1994. He has co-managed the Portfolio since 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

62	Northwestern Mutual Series Fund, Inc. Prospectus

Long-Term U.S. Government Bond Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to seek maximum total return, consistent with preservation of capital and prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.55%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses(1), (2)	0.67%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$68	$214	$373	$835

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 164.63% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government sponsored enterprises (“U.S. Government Securities”), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of non-government related investment grade fixed income instruments, such as corporate debt securities of U.S. issuers and mortgage- and asset-backed securities, subject to the quality restrictions described below. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio will normally have a minimum average portfolio duration of eight years and, for point of reference, the dollar weighted average maturity of the Portfolio, under normal circumstances, is expected to be more than ten years.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and the Fund’s policies. The adviser may invest in derivatives at any time it deems appropriate. It will generally do so when it believes that U.S. Government Securities are overvalued relative to derivative instruments or to adjust the overall duration of the Portfolio. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. government bond funds that do not use derivatives. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may,

Northwestern Mutual Series Fund, Inc. Prospectus	63

Long-Term U.S. Government Bond Portfolio – Summary

without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

The Portfolio’s investments in fixed income securities are limited to investment grade U.S. dollar denominated securities of U.S. issuers that are rated at least A by Moody’s or equivalently rated by S&P or Fitch, or, if unrated, determined by the adviser to be of comparable quality. If a downgrade in the rating of a security in which the Portfolio is invested causes it to fall outside these parameters, the adviser will sell the impacted security as soon as reasonably practicable. In addition, with respect to the Portfolio’s investments in fixed income securities that are not U.S. Government Securities, the Portfolio may only invest up to 10% of its total assets in securities rated A by Moody’s or equivalently rated by S&P or Fitch, and may only invest up to 25% of its total assets in securities rated Aa by Moody’s or equivalently rated by S&P or Fitch.

The Portfolio may sell a position when, in the adviser’s opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio’s macroeconomic or structural strategy.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•

Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. The derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of misplacing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline. A Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

•

Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

64	Northwestern Mutual Series Fund, Inc. Prospectus

Long-Term U.S. Government Bond Portfolio – Summary

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, when issued, delayed delivery or forward commitments transactions, or the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment exposure.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘11 22.86%    Worst Qtr: 4th – ‘10 -8.31%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Long-Term U.S. Government Bond Portfolio
3.75%	10.69%	10.78%
Barclays® Long-Term U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
3.56%	9.71%	9.95%
Morningstar® US Insurance Fund Long Government Average (reflects no deduction for fees, expenses or taxes)
2.94%	8.61%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Pacific Investment Management Company LLC (PIMCO)

Portfolio Manager: Stephen Rodosky, joined PIMCO in 2001 and is a Managing Director in PIMCO’s Newport Beach office. He has managed the Portfolio since 2007.

Northwestern Mutual Series Fund, Inc. Prospectus	65

Long-Term U.S. Government Bond Portfolio – Summary

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

66	Northwestern Mutual Series Fund, Inc. Prospectus

Inflation Protection Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to pursue total return using a strategy that seeks to protect against U.S. inflation.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.56%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses(1)	0.63%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 77.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio invests substantially all of its assets in investment grade debt securities. To help protect against U.S. inflation (as measured by the change in the Consumer Price Index over time), under normal conditions, the Portfolio will invest over 50% of its net assets (plus any borrowings for investment purposes) in inflation-indexed debt securities. These securities include inflation-indexed U.S. Treasury Securities, inflation-indexed securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, and inflation-indexed securities issued by other entities such as domestic and foreign corporations and governments. Inflation-indexed securities are designed to protect the future purchasing power of the money invested in them. The Portfolio also may invest in fixed income securities that are not linked to inflation, including mortgage- and asset-backed securities. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (so called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality.

Due to Internal Revenue Code provisions governing insurance product funds, no more than 55% of the Portfolio’s assets may be invested in securities issued by the same entity. Because the number of inflation-indexed debt securities issued by other entities is limited, at times the Portfolio may have a substantial position in non-inflation-indexed securities. To seek to reduce the impact of this limitation, the adviser utilizes swap agreements to manage or reduce the risk of the effects of inflation with respect to the Portfolio’s position in non-inflation-indexed securities. The Portfolio may purchase securities in a number of different ways to seek higher rates of return. The Portfolio is classified as non-diversified under the Investment Company Act of 1940, as amended.

The adviser is not limited to a specific weighted average maturity range. However, the adviser monitors the Portfolio’s weighted average maturity and seeks to adjust it as appropriate, taking into account market conditions, the current inflation rate and other relevant factors.

The Portfolio may invest up to 20% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio may hedge some or all of its foreign currency by utilizing foreign currency contracts and futures to seek to reduce the risk of loss due to fluctuations in the currency exchange rates, when the adviser deems it to be advantageous.

Northwestern Mutual Series Fund, Inc. Prospectus	67

Inflation Protection Portfolio – Summary

The Portfolio may sell a security for a variety of reasons, including its assessment of the security’s relative attractiveness in light of its evaluation of current economic conditions or the risk of inflation, or to manage the Portfolio’s maturity and credit quality standards.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective and there is no guarantee of inflation protection. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Debt Obligations of Foreign Governments Risk – The issuer of the foreign debt or the governmental authorities that control the repayment of such debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations. In addition, unlike debt instruments issued by the U.S. Treasury, inflation-linked bonds issued by corporations or foreign governments do not generally provide principal protection, and in a deflationary environment, such bonds may result in the loss of principal.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract, the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, and the risk of adverse price movements in the market. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate, liquidity risks and the risk of missed opportunities in other investments.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation. To the extent that the Portfolio holds investments in non-inflation-linked debt securities, as noted above, that portion of the Portfolio will not be automatically protected from inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

68	Northwestern Mutual Series Fund, Inc. Prospectus

Inflation Protection Portfolio – Summary

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Non-diversification Risk – The Portfolio is classified as a non-diversified fund and is permitted to invest a greater portion of its assets in a single security or a small number of securities. As a result, an increase or decrease in the value of single security held by the Portfolio may have a greater impact on the Portfolio’s net asset value and total return, and, the Portfolio’s performance could be more volatile than the performance of funds that hold a greater number of securities.

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 4th – ‘07 4.33%    Worst Qtr: 3rd – ‘08 -2.72%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Inflation Protection Portfolio
7.35%	6.59%	7.03%
Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index (reflects no deduction for fees, expenses or taxes)
6.98%	7.04%	7.65%
Lipper® Variable Insurance Products (VIP) Inflation Protected Bond Funds Average (reflects no deduction for fees, expenses or taxes)
7.37%	6.84%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: American Century Investment Management, Inc. (American Century)

Portfolio Managers: Brian Howell, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1996 and has managed the Portfolio since 2008.

James E. Platz, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 2003 and has managed the Portfolio since 2008.

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1991 and has managed the Portfolio since 2007.

Alejandro H. Aguilar, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 2003 and has managed the Portfolio since 2012.

Jeffrey L. Houston, Vice President and Senior Portfolio Manager, has served American Century as a portfolio manager since 1994 and has managed the Portfolio since 2012.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	69

High Yield Bond Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to achieve high current income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.44%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses(1)	0.49%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$50	$157	$274	$616

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in non-investment grade debt securities. Non-investment grade securities are securities rated below investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BB+ or lower by Standard & Poor’s or Ba1 or lower by Moody’s), or, if unrated, determined by the Portfolio’s adviser to be of comparable quality.

The Portfolio may invest up to 30% of net assets in foreign securities, consistent with its investment objective, including (i) foreign securities denominated in U.S. currency, including depositary receipts and depositary shares issued by U.S. banks (American Depositary Receipts) and U.S. broker-dealers (American Depositary Shares) and (ii) foreign securities denominated in a foreign currency and not publicly traded in the U.S.

The securities in which the Portfolio primarily invests are considered speculative and are sometimes known as “junk bonds.” These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not as strong as that of other issuers. Some of the fixed income securities in which the Portfolio invests may be convertible securities. The Portfolio may also invest in loans made to non-investment grade companies, or “levered loans,” which investments generally will be in the form of loan participations or assignments of such loans.

The primary investment strategy of the Portfolio is identify, based on industry and credit analysis, and to invest in, industries or individual companies that are attractively priced or which have stable or improving fundamental financial characteristics relative to the overall high yield market. In selecting securities for the Portfolio, the adviser will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the adviser’s evaluation of credit and market risk in relationship to the expected rate of return.

The adviser may sell a portfolio security for a variety of reasons, such as a change in the adviser’s fundamental view regarding the prospects of the issuer, a change in industry or sector outlook, or to redeploy assets into more promising opportunities.

70	Northwestern Mutual Series Fund, Inc. Prospectus

High Yield Bond Portfolio – Summary

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Convertible Securities Risk – Convertible securities can include bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Stock markets are volatile, and the price of equity securities can fluctuate based on a company’s financial condition and overall market and economic conditions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged, and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Levered Loan Risk – Levered loans are subject to greater credit risk of the borrower in the payment of principal and interest than loans made to investment-grade companies, and the value of the collateral securing the loans may decline and be insufficient to meet the obligations of the borrower. Levered loans also have greater liquidity risk, which may make it more difficult for the Portfolio to value the loans or dispose of them at an acceptable price. Levered loans may also lose their senior status in a borrower’s capital structure to other existing or future indebtedness of the borrower.

•

Liquidity Risk – Particular investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Northwestern Mutual Series Fund, Inc. Prospectus	71

High Yield Bond Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance as well as with the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. In addition, the broader market exposure which results from the Index’s 2% issuer cap more closely aligns with the Portfolio’s investment objective and strategy. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 18.75%    Worst Qtr: 4th – ‘08 -14.12%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
High Yield Bond Portfolio
13.89%	9.31%	9.97%
Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes)
15.78%	10.45%	10.60%
Lipper® Variable Insurance Products (VIP) High Current Yield Funds Average (reflects no deduction for fees, expenses or taxes)
14.09%	7.89%	8.97%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Manager: Andrew T. Wassweiler is a Director of MSA and joined The Northwestern Mutual Life Insurance Company in 1997. He has managed the Portfolio since 2005.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

72	Northwestern Mutual Series Fund, Inc. Prospectus

Multi-Sector Bond Portfolio – Summary

INVESTMENT OBJECTIVE

The Portfolio’s investment objective is to seek maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.78%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.09%
Total Annual Portfolio Operating Expenses(1)	0.87%

(1) Restated to reflect current expenses.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$89	$278	$482	$1,073

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Normally, the Portfolio seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The average portfolio duration of the Portfolio normally varies within a three- to eight-year time frame based on the adviser’s forecast for interest rates.

The Portfolio may invest all of its assets in high yield securities subject to a maximum of 10% of its total assets in securities rated below B by Moody’s or equivalently rated by S&P or Fitch or, if unrated, determined by the Portfolio’s adviser to be of comparable quality (so called “junk bonds”). The Portfolio may invest, without limitation, in securities denominated in foreign currencies and U.S. dollar denominated securities of foreign issuers. In addition, the Portfolio may invest without limit in fixed income securities of issuers that are economically tied to emerging securities markets. The Portfolio may invest in illiquid securities. The Portfolio may also invest up to 10% of its net assets in preferred stocks.

The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, in municipal bonds, or in mortgage- or asset-backed securities, subject to the Portfolio’s objective and policies. The Portfolio may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Portfolio consists of income earned on the Portfolio’s investments, plus capital appreciation, if any, which generally arises from decrease in interest rates or improving credit fundamentals for a particular sector or security. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements.

In selecting securities for a Portfolio, the adviser develops an outlook for interest rates, foreign currency exchange rates and the economy, analyzes credit and call risks, and uses other security selection techniques. The proportion of a Portfolio’s assets committed to investment in securities with particular characteristics (such as quality, sector, interest rate or maturity) varies based on the adviser’s outlook for the U.S. and foreign economies, the financial markets and other factors.

Northwestern Mutual Series Fund, Inc. Prospectus	73

Multi-Sector Bond Portfolio – Summary

The adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market. The adviser identifies these areas by grouping bonds into the following sectors: money markets, governments, corporates, mortgages, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, the adviser will shift assets among sectors depending upon changes in relative valuations and credit spreads.

The Portfolio may sell a position when, in the adviser’s opinion, it no longer represents a good value, when a superior risk/return opportunity exists in a substitute position, or when it no longer fits within the Portfolio’s macroeconomic or structural strategy.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The main risks of investing in this Portfolio are identified below.

•	Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money.

•

Counterparty Risk – The Portfolio may sustain a loss in the event the other party(s) in an agreement or a participant to a transaction, such as a broker or swap counterparty, defaults on a contract or fails to perform by failing to pay amounts due, failing to fulfill delivery conditions, or failing to otherwise comply with the terms of the contract. Counterparty risk is inherent in many transactions, including derivatives transactions.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The Portfolio’s use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities or other traditional investments. Investments in derivatives may not have the intended effects and may result in losses for the Portfolio that may not otherwise have occurred or missed opportunities for the Portfolio. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Derivatives could involve management, credit, interest rate, liquidity and market risks, and the risks of misplacing or improper valuation. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. In addition, the Portfolio could sustain a loss in the event the counterparty to a derivatives transaction fails to make the required payments or otherwise comply with the terms of the contract.

•

Equity Securities Risk – The value of equity securities, such as common and preferred stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Foreign Currency Risk – The risk that foreign (non-U.S. dollar) currency denominated securities, or derivatives that provide exposure to foreign currencies, may be adversely affected by decreases in foreign currency values relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Investments in securities subject to foreign currency risk may have more rapid and extreme changes in value or more losses than investments in U.S. dollar denominated securities.

•

Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Investments in emerging markets impose risks different from, and greater than, investments in developed markets. Foreign securities may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•	High Portfolio Turnover Risk – Active and frequent trading may cause higher brokerage expenses and other transaction costs, which may adversely affect the Portfolio’s performance.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•	Inflation Risk – Your investment in the Portfolio may not provide enough income to keep pace with inflation.

74	Northwestern Mutual Series Fund, Inc. Prospectus

Multi-Sector Bond Portfolio – Summary

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Issuer Risk – The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

•

Leverage Risk – Certain transactions, such as reverse repurchase agreements, loans of portfolios securities, inverse floaters, structured notes and the use of derivative transactions, may give rise to leverage, causing more volatility than if the Portfolio had not been leveraged.

•

Liquidity Risk – Particular fixed income or derivative investments may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Municipal Securities Risk – The value of municipal securities in which the Portfolio invests may be more sensitive to certain adverse conditions than other fixed income securities and the yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Certain municipal securities may be or become highly illiquid. Illiquidity may be exacerbated from time to time by market or economic events. Municipal securities may lose their tax-exempt status if certain legal requirements are not met, or if federal or state tax laws change. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks.

•

Short Sale Risk – The risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Portfolio.

•

When Issued, Delayed Delivery and Forward Commitment Risk – When issued, delayed delivery purchases and forward commitment transactions involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase the Portfolio’s overall investment expense.

Northwestern Mutual Series Fund, Inc. Prospectus	75

Multi-Sector Bond Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance, the returns of an equally weighted blend of certain indices of securities with characteristics similar to those that the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd – ‘09 9.27%    Worst Qtr: 3rd – ‘08 -4.77%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	Since Inception on 04/30/07
Multi-Sector Bond Portfolio
14.94%	9.20%	8.28%
Barclays® Global Credit Hedged USD Index (reflects no deduction for fees, expenses or taxes)
11.65%	7.10%	6.51%
33 1/3% each of the following three indices: Barclays® Global Aggregate – Credit Component, Hedged USD; Merrill Lynch® Global High Yield BB B Rated Constrained Index; and JPMorgan® EMBI Global
(reflects no deduction for fees, expenses or taxes)
15.72%	9.08%	8.23%
Morningstar® US Insurance Fund Multisector Bond Average
(reflects no deduction for fees, expenses or taxes)
11.87%	6.79%	—

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC

Sub-Adviser: Pacific Investment Management Company LLC (PIMCO)

Portfolio Managers: Curtis A. Mewbourne, Managing Director of PIMCO and Head of Portfolio Management for PIMCO’s New York office, joined PIMCO in 1999 and has been managing the Portfolio since its inception in 2007.

Eve Tournier, Executive Vice President of PIMCO since 2008, has managed the Portfolio since 2010.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

76	Northwestern Mutual Series Fund, Inc. Prospectus

Balanced Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Acquired Fund Fees and Expenses	0.16%
Total Annual Portfolio Operating Expenses(1), (2)	0.47%
Fee Waiver(3)	(0.05)%
Total Annual Portfolio Operating Expenses After Fee Waiver(1), (3)	0.42%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies, including Underlying Portfolios (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee such that its management fee on assets invested in Underlying Portfolios is 0.05%. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$146	$258	$587

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 121.91% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

Northwestern Mutual Series Fund, Inc. Prospectus	77

Balanced Portfolio – Summary

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
35 – 55%	40 – 60%	0 – 20%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

The Portfolio operates as a “fund of funds” to gain the Portfolio’s equity exposure by investing in one or more of the equity and international portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”). The adviser allocates the Portfolio’s assets among the Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios, including their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios to favor investments in those Underlying Portfolios that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

The Portfolio’s fixed income or debt exposure will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

Up to 50% of the Portfolio’s net assets may be invested in foreign securities and international Underlying Portfolios.

Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. An Underlying Portfolio may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.

When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities. From time to time, the Portfolio may lend its portfolio securities to brokers, dealers or other financial institutions to seek to achieve income.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities, but who also want the income potential of bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

78	Northwestern Mutual Series Fund, Inc. Prospectus

Balanced Portfolio – Summary

•

Affiliated Portfolio Risk – In managing the equity portion of the Portfolio, the adviser will have the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, among Underlying Portfolios and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks.

•

Equity Securities Risk – The value of equity securities held through the Underlying Portfolios, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective with respect to the equity portion of its investment strategies is related to the ability of the Underlying Portfolios to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios. Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio. Changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ expenses.

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

Northwestern Mutual Series Fund, Inc. Prospectus	79

Balanced Portfolio – Summary

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Securities Lending Risk – Lending portfolio securities to brokers, dealers and financial institutions risks possible loss of rights in the collateral should the borrower fail which may cause the Portfolio to lose money.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

80	Northwestern Mutual Series Fund, Inc. Prospectus

Balanced Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance for both equity and fixed income securities, the returns of a composite of indices of securities with characteristics similar to those the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 3rd_ – ‘09 11.15%    Worst Qtr: 4th – ‘08 -12.20%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Balanced Portfolio
9.69%	3.31%	6.17%
S&P 500® Index
(reflects no deduction for fees, expenses or taxes)
16.00%	1.66%	7.10%
Barclays® U.S. Aggregate Index
(reflects no deduction for fees, expenses or taxes)
4.22%	5.95%	5.18%

Balanced Portfolio Blended Composite: Russell 3000® Index (40%), MSCI® All Country World (ex-US) Index (10%), Barclays® U.S. Aggregate Index (45%) and Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (5%).

(reflects no deduction for fees, expenses or taxes)
11.06%	4.31%	7.32%
Lipper® Variable Insurance Products (VIP) Mixed-Asset Target Allocation Moderate Funds Average
(reflects no deduction for fees, expenses or taxes)
11.20%	2.78%	6.39%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation among the asset classes as well as the equity portion of the Portfolio among the Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	81

Asset Allocation Portfolio – Summary

INVESTMENT OBJECTIVE

The investment objective of the Portfolio is to realize as high a level of total return as is consistent with reasonable investment risk.

FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses that you may pay when you buy and hold interests in a separate account that invests in shares of the Portfolio as a result of your purchase of a variable annuity contract or variable life insurance policy. The fees and expenses shown in the table and Example do not reflect fees and expenses separately charged by variable annuity contracts or variable life insurance policies. If the fees and expenses separately charged by variable annuity contracts and variable life insurance policies were included, the fees and expenses shown in the table and the Example would be higher.

Shareholder Fees (fees paid directly from your investment)	N/A
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.54%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.22%
Total Annual Portfolio Operating Expenses(1), (2)	0.87%
Fee Waiver(3)	(0.19)%
Total Annual Portfolio Operating Expenses After Fee Waiver(1), (3)	0.68%

(1) Includes fees and expenses incurred indirectly by the Portfolio as a result of investments in other investment companies, including Underlying Portfolios (Acquired Fund Fees and Expenses). The operating expenses of the Portfolio reflected in the Portfolio’s most recent annual report and Financial Highlights do not include Acquired Fund Fees and Expenses.

(2) Restated to reflect current expenses.

(3) The Portfolio’s investment adviser has entered into a written agreement to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on assets from $100 million to $250 million and 0.35% on assets in excess of $250 million. The agreement provides for an additional management fee waiver such that the management fee is 0.05% on all assets invested in Underlying Portfolios. This fee waiver agreement may be terminated by the adviser at any time after April 30, 2014.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$259	$464	$1,055

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 119.01% of the average value of its portfolio.

82	Northwestern Mutual Series Fund, Inc. Prospectus

Asset Allocation Portfolio – Summary

PRINCIPAL INVESTMENT STRATEGIES

Investing in the stock, bond and money market sectors, the Portfolio attempts to capitalize on the variation in return potential produced by the interaction of changing financial markets and economic conditions while maintaining a balance over time between investment opportunities and their associated potential risks by following a flexible policy of allocating assets across the three market sectors.

The Portfolio is tactically and strategically managed to capitalize on changing financial markets and economic conditions following a flexible policy for allocating assets according to the following benchmarks:

Equity Exposure	Fixed Income or Debt Exposure	Cash Equivalents
55 – 75%	25 – 45%	0 – 15%

These benchmarks are not minimum and maximum limits and the adviser, in pursuit of total return, may invest a greater or lesser percentage in any component.

The Portfolio operates as a “fund of funds” to gain the Portfolio’s equity exposure by investing in one or more of the equity and international portfolios of Northwestern Mutual Series Fund, Inc. (each, an “Underlying Portfolio”). The adviser allocates the Portfolio’s assets among the Underlying Portfolios based on the adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios, including their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. The adviser regularly reviews and adjusts the allocation among the Underlying Portfolios to favor investments in those Underlying Portfolios that the adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Portfolio may from time to time invest more than 25% of its assets in one Underlying Portfolio.

The Portfolio’s fixed income or debt exposure will generally consist primarily of investment grade debt securities with maturities exceeding one year, though the Portfolio may invest up to 20% of its total net assets in non-investment grade debt securities (often called “junk bonds”). Investment grade securities are securities rated investment grade by at least one Nationally Recognized Statistical Rating Organization (e.g., BBB- or higher by Standard & Poor’s or Baa3 or higher by Moody’s), or, if unrated, determined by the adviser to be of comparable quality. The cash equivalent portion of the Portfolio may include, but is not limited to, debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, commercial paper, banker’s acceptances, certificates of deposit and time deposits.

The Portfolio may invest up to 50% of its net assets in foreign securities and international Underlying Portfolios. Through its investments in the Underlying Portfolios, the Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. An Underlying Portfolio may invest a large percentage of its assets in a single issuer, security, market or sector (or a limited group thereof) or in the case of an international Underlying Portfolio, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio may also use certain derivative instruments including futures, forwards, options and swaps to meet its investment objective and for cash management purposes.

When the adviser deems it to be more efficient or advantageous in managing the Portfolio, the adviser may utilize options, futures, forwards, swap agreements and exchange-traded funds to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio for the adviser’s view on style or term structure and duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. The Portfolio may also invest in mortgage- and asset-backed securities.

The Portfolio is designed primarily for investors who want their investment allocated across major asset classes while pursuing the growth potential of equities with a smaller allocation to bonds. The investor should be willing to accept fluctuation in share prices that are typical for a portfolio that holds equity investments.

Northwestern Mutual Series Fund, Inc. Prospectus	83

Asset Allocation Portfolio – Summary

PRINCIPAL RISKS

Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective. The Portfolio bears all of the risks associated with the investment strategies used by the Underlying Portfolios. Except as otherwise stated, references in this section to the “Portfolio” may relate to the Portfolio, one or more Underlying Portfolios, or both. The main risks of investing in this Portfolio are identified below.

•

Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform or lose money. Also, an actively managed Portfolio using a particular style of investing, such as growth or value or a combination of both, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.

•

Affiliated Portfolio Risk – In managing the equity portion of the Portfolio, the adviser will have the authority to select, and allocate among, Underlying Portfolios. The adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for the Portfolio could be adverse to the interest of the Underlying Portfolio or vice versa.

•

Asset Allocation Risk – This Portfolio allocates its investments between equity and fixed income securities, among Underlying Portfolios and among various segments of markets, based upon judgments made by the adviser. The Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

•	Credit Risk – The Portfolio could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to meet its financial obligations.

•

Derivatives Risk – The value of a derivative generally depends upon, or is derived from, an underlying asset, reference rate or index. The primary risks associated with the Portfolio’s use of derivatives are the risk that changes in the value of the derivatives may not correlate as intended with the underlying asset, rate or index, the risk of adverse price movements in the market, the risk of missed opportunities in other investments and the risk that the counterparty to a derivatives transaction fails to make the required payment or otherwise comply with the terms of the contract. Certain derivatives involve leverage, which could cause the Portfolio to lose more than the principal amount invested. Other risks include management, interest rate and liquidity risks.

•

Equity Securities Risk – The value of equity securities held through the Underlying Portfolios, such as common and preferred stocks, could decline if the financial condition of the companies an Underlying Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities. Investments in rights and warrants may be more volatile than the underlying investments in stocks.

•

Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expenses incurred as a shareholder in another investment company, and tracking error.

•

Foreign Investing Risk – Exposure to investments in foreign securities, including through Underlying Portfolios, may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. Exposure to investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.

•

Fund of Funds Investing Risk – The Portfolio’s investment performance is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective with respect to the equity portion of its investment strategies is related to the ability of the Underlying Portfolios to meet their respective investment objectives as well as the adviser’s allocation decisions with respect to the Underlying Portfolios. Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in direct proportion to the amount of assets the Portfolio allocates to each Underlying Portfolio. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio. Changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolios’ expenses.

84	Northwestern Mutual Series Fund, Inc. Prospectus

Asset Allocation Portfolio – Summary

•

Geographic Concentration Risk – The Portfolio’s performance could be more volatile than that of a more geographically diversified fund as a result of the Portfolio investing a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Also, the Portfolio’s performance may be more closely tied to the market, currency, economic, political, or regulatory conditions in those countries or that region. Similarly, the extent to which an Underlying Portfolio invests a significant portion of its assets in a single country, a small number of countries or a particular geographic region, may also adversely impact the Portfolio, depending on the Portfolio’s level of investment in that Underlying Portfolio.

•

High Yield Debt Risk – High yield debt securities in which the Portfolio invests have greater interest rate and credit risk, may be more difficult to sell or sell at a reasonable price, and have greater risk of loss than higher rated securities.

•

Interest Rate Risk – Prices of fixed income instruments generally rise and fall in response to changes in market interest rates. In a rising interest rate environment, the value of the Portfolio’s fixed income investments is likely to decline.

•

Large Cap Company Risk – Investing in large cap stocks could cause the Portfolio to underperform in markets favoring faster growing companies. Large cap stocks tend to be more mature with fewer opportunities to grow and may not have the same growth potential as stocks with smaller capitalizations.

•

Large Transaction Risk – The Underlying Portfolios are used as investments for certain fund of funds, including the Portfolio, and may have a large percentage of their shares owned by such funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the adviser’s ability to fully implement the Portfolio’s investment strategies.

•

Liquidity Risk – Particular investments, such as restricted securities, small and micro cap stocks, foreign securities and derivatives, may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

•

Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

•

Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.

•

Mortgage- and Asset-Backed Securities Risk – The risks of investing in mortgage-related and other asset-backed securities, including interest rate risk, credit risk, liquidity risk, extension risk and prepayment risk.

•

Small and Mid Cap Company Risk – Investing in small and mid cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.

Northwestern Mutual Series Fund, Inc. Prospectus	85

Asset Allocation Portfolio – Summary

PERFORMANCE

The following bar chart illustrates the risks of investing in the Portfolio by showing how the performance of the Portfolio has varied from year to year. The table to the right of the bar chart shows the Portfolio’s average annual total return over certain time periods and compares the Portfolio’s returns with those of a broad measure of market performance for both equity and fixed income securities, the returns of a composite of indices of securities with characteristics similar to those the Portfolio typically holds, and the average returns of a peer group of portfolios underlying variable insurance products with similar characteristics to those of the Portfolio. Returns are based on past results and are not an indication of future performance. Neither the bar chart nor the table reflects the fees and expenses separately charged by the variable annuity contract or variable life insurance policy separate account that invests in the Portfolio and returns would be lower if those fees and expenses were reflected.

Best Qtr: 2nd – ‘09 13.51%    Worst Qtr: 4th – ‘08 -16.40%

Average Annual Total Return

(for periods ended December 31, 2012)

1 Yr	5 Yrs	10 Yrs
Asset Allocation Portfolio
11.02%	2.17%	6.63%
S&P 500® Index
(reflects no deduction for fees, expenses or taxes)
16.00%	1.66%	7.10%
Barclays® U.S. Aggregate Index
(reflects no deduction for fees, expenses or taxes)
4.22%	5.95%	5.18%

Asset Allocation Blended Composite: Russell 3000® Index (50%), MSCI® All Country World (ex-US) Index (15%), Barclays® U.S. Aggregate Index (25%), and Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (10%)

(reflects no deduction for fees, expenses or taxes)
13.54%	3.63%	8.05%
Lipper® Variable Insurance Products (VIP) Mixed-Asset Target Allocation Growth Funds Average
(reflects no deduction for fees, expenses or taxes)
13.50%	1.93%	6.70%

PORTFOLIO MANAGEMENT

Investment Adviser: Mason Street Advisors, LLC (MSA)

Portfolio Managers: Daniel J. Meehan, lead manager of the Portfolio since 2013, manages the allocation among the asset classes as well as the equity portion of the Portfolio among the Underlying Portfolios, is a Director of MSA and joined MSA in 2004.

Steven J. Lyons manages the investment grade bond portion of the Portfolio, is a Director of MSA and joined MSA in 2006.

Andrew T. Wassweiler manages the high yield bond portion of the Portfolio, is a Director of MSA and joined Northwestern Mutual in 1997.

TAXES AND INTERMEDIARY COMPENSATION

For important information about taxes, dividends and financial intermediary compensation, please see “SUMMARY IMPORTANT INFORMATION on page 87 of the Northwestern Mutual Series Fund, Inc. Prospectus.

86	Northwestern Mutual Series Fund, Inc. Prospectus

SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS

Tax Information: Shares of the Portfolios are offered only for funding variable annuity contracts and variable life insurance policies offered by The Northwestern Mutual Life Insurance Company through separate accounts. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions. Investors in variable annuity contracts and variable life insurance policies should refer to the prospectuses for the variable products for a discussion of the tax considerations that affect the insurance company and its separate accounts and the tax consequences to investors of owning such products.

Compensation to Broker-Dealers and Other Financial Intermediaries: Neither the Portfolios nor any related companies pay compensation to broker-dealers or other financial intermediaries for the sale of Portfolio shares or related services. Investors in variable annuity contracts and variable life insurance policies should refer to the prospectuses for the variable products for important information about compensation paid to financial intermediaries for sales of variable annuity contracts and variable life insurance policies.

INTRODUCTION

Northwestern Mutual Series Fund, Inc. (“NMSF” or the “Fund”) is a mutual fund that offers its shares in separate investment portfolios, each of which is listed on the cover of this Prospectus (each, a “Portfolio” and collectively the “Portfolios”) and in the “PORTFOLIO SUMMARIES” section at the beginning of this Prospectus. Shares of the Portfolios are offered and sold only for funding variable annuity contracts (“Annuity Contracts”) and variable life insurance policies (“Life Insurance Policies”) offered by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). The terms of the Annuity Contracts and Life Insurance Policies are described in separate offering documents for those products.

Mason Street Advisors, LLC (“Mason Street Advisors” or the “Adviser”) is the investment adviser for each Portfolio. To assist in managing certain Portfolios, Mason Street Advisors has retained certain sub-advisers (each, a “Sub-Adviser” or, with respect to those Portfolios for which it provides services, an “Adviser” and collectively, the “Sub-Advisers”). Pursuant to an exemptive order from the Securities and Exchange Commission that permits the Fund to employ a “manager of managers” structure, each such Sub-Adviser may be replaced without the approval of shareholders. Information about the Adviser and each Sub-Adviser can be found in the “INVESTMENT ADVISER AND SUB-ADVISERS” section of this Prospectus.

Each Portfolio has its own investment objective and strategies for achieving that objective. Before investing, make sure the Portfolio’s objective matches your own. You can find a summary of each Portfolio’s investment objective, fees and expenses, principal investment strategies, principal risks, performance, and other important information under the “PORTFOLIO SUMMARIES” section of this Prospectus. For additional information about the Portfolios’ investment strategies and risks, please refer to the “MORE ABOUT INVESTMENT STRATEGIES AND RISKS” section of this Prospectus.

This Prospectus contains important information you should review before investing in a Portfolio. To obtain more information about the Portfolios, please refer to the back cover of this Prospectus.

Northwestern Mutual Series Fund, Inc. Prospectus	87

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

General Information

This section contains additional information about the principal investment strategies of the Portfolios and associated risks described in the “PORTFOLIO SUMMARIES” section of this Prospectus. It also describes additional securities and investment techniques that may be used by the Portfolios from time to time, as well as other risks that may apply. Most of these securities and investment techniques are discretionary, which means that the Adviser and Sub-Advisers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Portfolios. The Fund’s Statement of Additional Information contains more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Portfolios.

Investment Objectives and Policies. The table below lists the investment objective(s) of each Portfolio. The investment objective(s) of each of the Portfolios is non-fundamental, which means that it may be changed by the Fund’s Board of Directors without shareholder approval. Unless otherwise stated, all investment policies of the Portfolios may be changed by the Board of Directors without shareholder approval. In addition, certain Portfolios have an investment strategy to invest at least 80% of net assets plus any borrowings for investment purposes in one or more particular types of security suggested by its name. Each such Portfolio will provide notice to its shareholders at least 60 days prior to any change to this investment policy.

Portfolio	Objective	Portfolio	Objective
Growth Stock	Long-term growth of capital. Current income is a secondary objective.	International Growth	Long-term growth of capital.
Focused Appreciation	Long-term growth of capital.	Research International Core	To seek capital appreciation.
Large Cap Core Stock	Long-term growth of capital and income.	International Equity	Long-term growth of capital. Any income realized will be incidental.
Large Cap Blend	Long-term growth of capital and income.	Emerging Markets Equity	To seek capital appreciation.
Index 500 Stock	To approximate the performance of the S&P 500® Composite Stock Price Index.	Money Market	Maximum current income to the extent consistent with liquidity and stability of capital.
Large Company Value	Long-term capital growth. Income is a secondary objective.	Short-Term Bond	To seek as high a level of current income as is consistent with prudent investment risk.
Domestic Equity	Long-term growth of capital and income.	Select Bond	To seek as high a level of total return as is consistent with prudent investment risk. A secondary objective is to seek preservation of shareholders’ equity.
Equity Income	Long-term growth of capital and income.	Long-Term U.S. Government Bond	To seek maximum total return, consistent with preservation of capital and prudent investment management.
Mid Cap Growth Stock	Long-term growth of capital.	Inflation Protection	To pursue total return using a strategy that seeks to protect against U.S. inflation.

88	Northwestern Mutual Series Fund, Inc. Prospectus

Portfolio	Objective	Portfolio	Objective
Index 400 Stock	To approximate the performance of the S&P® MidCap 400 Stock Price Index.	High Yield Bond	To achieve high current income and capital appreciation.
Mid Cap Value	Long-term capital growth. Current income is secondary objective.	Multi-Sector Bond	To seek maximum total return, consistent with prudent investment management.
Small Cap Growth Stock	Long-term growth of capital.	Balanced	To realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation.
Index 600 Stock	To approximate the performance of the S&P® SmallCap 600 Index.	Asset Allocation	To realize as high a level of total return as is consistent with prudent investment risk.
Small Cap Value	Long-term growth of capital.

Determining Portfolio Investment Limitations. Except for a Portfolio’s policies with respect to investments in illiquid securities and borrowing, the asset and security percentage limitations included in these policies and elsewhere in this Prospectus and the Statement of Additional Information apply at the time of purchase of a security and, unless otherwise stated, asset percentage limitations apply to the Portfolio’s net (not total) assets as calculated by the Portfolio for determining its net asset value per share. Maximum percentage limitations shall not be considered violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, a Portfolio.

With a change in the rating of a debt security, the Adviser will review the security’s fundamentals and determine whether it continues to be an appropriate investment for the applicable Portfolio. Except as indicated in a Portfolio’s investment strategy, a downgrade in a security’s credit quality rating is not an automatic signal to sell that security.

Market Capitalizations. The average market capitalization of a particular index, the companies that compose the index and the individual sizes of those companies may change over time. For the Portfolios that pursue an investment strategy that involves investments in companies within a range of market capitalizations or in companies the capitalizations of which do not exceed the maximum capitalization of a particular index, market capitalization is generally based on a company’s market capitalization at the time of the Portfolio’s investment. Companies whose capitalization no longer meets the market capitalization as defined by a Portfolio’s strategy after the Portfolio’s investment, are considered to continue to meet the definition for purposes of any maximum percentage limitation applicable to the Portfolio’s investments that is defined in terms of capitalization.

Investing Risk, In General. As with any investment, an investment in a Portfolio has risks. Portfolio shares will rise and fall in value and there is a risk that you could lose money by investing in a Portfolio. Your investment in a Portfolio is not a deposit with a bank and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Your investment in Portfolio shares, which represents an indirect investment in the securities owned by the Portfolio, is subject to market risk. The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company. The value of a security may also decline due to factors that affect a particular industry or industries. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than fixed income securities. However, the value of fixed income securities may also be significantly affected by market events such as changes in interest rates, and will likely decline in a rising interest rate environment. At any point in time, your Portfolio shares may be worth less than what you invested, even after taking into account the reinvestment of dividends and distributions. Regardless of how well an individual company performs, if financial markets go down, you could lose money.

For several years, financial markets have exhibited, and may continue to exhibit, substantial instability and volatility, which expose the Portfolios to greater market risk. In response, the U.S. government took a number of unprecedented actions designed to support certain financial institutions and segments of the U.S. financial markets. The U.S. government acquired distressed assets from certain institutions and acquired ownership interests in others, and enacted the Dodd-Frank Wall Street Reform and Consumer Protection Act

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(“Dodd-Frank Act”). The Dodd-Frank Act mandates substantial revisions to the U.S. financial regulatory framework and addresses a broad range of regulatory topics. Many of the regulatory revisions have not yet been finalized. The Dodd-Frank Act and other actions by federal and state governments, their regulatory agencies or self regulatory organizations, may affect the regulation of the instruments in which the Portfolios invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Portfolios themselves are regulated including, in particular, the Money Market Portfolio. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Industry participants have expressed concerns that the Dodd-Frank Act’s Volker Rule, which imposes certain prohibitions on banking entities and non-bank financial institutions to engage in propriety trading, could result in a significant reduction in market liquidity, higher trading costs and reduced valuation of fixed income securities.

In August 2011, Standard & Poor’s Ratings Services (“S&P”) lowered its long-term sovereign credit rating on the U.S. to “AA+” from “AAA,” citing concerns over growing government spending and gridlock by lawmakers to address fiscal policy. Further credit downgrades from S&P or other credit rating agencies in the future is possible. The impact of recent and any future downgrades is uncertain, but may lead to increased interest rates for borrowers, increased volatility in the short-term and have a substantial negative effect on the U.S. economy.

European financial markets have also experienced substantial volatility for several years and have been adversely affected by concerns about recession, credit rating downgrades, unsustainable government debt levels in the Eurozone and possible default on or restructuring of government debt in several European countries. In January 2012, S&P lowered its long-term sovereign credit rating on a number of European countries citing what it believed to be unsuccessful policy measures by Eurozone leaders to fully address systemic stresses. S&P subsequently downgraded its long-term issuer credit rating of the European Financial Stability Facility, Europe’s main bailout fund. As a result of these economic difficulties, the future of the euro and the European Union is uncertain. This fiscal crisis has and may continue to negatively affect the U.S. financial markets as well. The Fund cannot predict the effects of geopolitical events in the future on the U.S. economy, the securities markets, or the Portfolios.

In addition to the increased turbulence in financial markets described above, the reduced liquidity in credit and fixed income markets negatively affected and may continue to negatively affect many issuers worldwide. Illiquidity in these markets may mean that there is less money available to purchase raw materials, goods and services, which may, in turn, bring down the prices of these economic staples. It may also result in issuers having more difficulty obtaining financing and ultimately a decline in their stock prices. These events, and the potential for continued market turbulence, may have an adverse effect on each Portfolio.

Information on Standard & Poor’s. “Standard & Poor’s®”, “S&P®”, “S&P 500®”, “S&P® Mid Cap 400 Index”, “Standard & Poor’s Mid Cap 400 Index”, “Standard & Poor’s 500”, “S&P® SmallCap 600” and “Standard & Poor’s Small Cap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual. Neither the Fund nor any Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund or a Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

More About Principal Investment Strategies and Risks

The following section contains additional information about the principal investment strategies used by the Portfolios and the principal risks associated with these investment strategies. Principal investment strategies, which are presented in alphabetical order, are identified by an underlined paragraph header. Within each strategy section, principal risks are identified by italicized paragraph headers. Although one or more Portfolios may pursue the strategies discussed below as principal strategies (as noted throughout this section), each other Portfolio has the authority to invest in the types of securities and employ the strategies described below as non-principal strategies, unless otherwise noted.

Active Management. Most Portfolios (other than index funds) are actively managed by their Adviser or Sub-Adviser. The performance of a Portfolio that is actively managed will reflect in part the ability of its manager(s) to make investment decisions that are suited to achieving the Portfolio’s investment objective. In addition, an actively managed Portfolio may utilize a particular style of investing, such as growth or value.

        Active Management Risk. If the Portfolio manager’s investment strategies do not perform as expected, the Portfolio could underperform other mutual funds with similar investment objectives or lose money.

        Investment Style Risk. Market performance tends to be cyclical, and during various cycles, the market may not favor the portion of the Portfolio that utilizes a particular style of investing, such as growth or value, and a Portfolio’s returns may vary considerably from other Portfolios or other funds using different investment styles. “Growth” stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more appreciation potential. This potential may or may not be realized and growth stock prices tend to fluctuate more dramatically than the overall stock market. “Growth” stocks also may provide minimal dividends. “Value” stocks are typically those that the portfolio managers believe are undervalued in relation to their intrinsic values. The price of “value” stocks may turn out to have been too high, or the market may not recognize what the portfolio managers believe are their intrinsic values.

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Active and Frequent Trading. Active management of a Portfolio may also result in active trading of Portfolio securities. The Mid Cap Value, Long-Term U.S. Government Bond and Multi-Sector Bond Portfolios may use active and frequent trading as a principal strategy to pursue their respective investment objectives.

        Risks of Active and Frequent Trading. Active and frequent trading can increase the portfolio turnover rate and may lead to higher brokerage commissions and other transaction costs. Portfolio turnover rates may vary from year to year.

ADRs. The Portfolios may invest in American Depositary Receipts and American Depositary Shares (collectively, ADRs). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign shares. ADRs are typically denominated in U.S. dollars and trade in the U.S. securities markets. ADRs are considered foreign securities for purposes of limitations stated herein regarding foreign securities except as specifically noted.

        ADR Risk. ADRs are subject to many of the same risks as direct investments in foreign securities, including the risk that material information about the issuer may not be disclosed in the United States and the risk that currency fluctuations may adversely affect the value of the ADR.

Asset Allocation Strategy. The Balanced Portfolio and the Asset Allocation Portfolio may allocate their investments between equity and fixed income securities, and among various segments of markets, based upon judgments made by the portfolio managers.

        Asset Allocation Risk. A Portfolio could miss attractive investment opportunities by underweighting markets or sectors where there are significant returns, and could lose value by overweighting markets where there are significant declines, or may not correctly predict the times to shift assets from one type of investment to another.

Derivatives. Each Portfolio may, but it is not required to, use derivative instruments individually or in combination to seek to protect its assets, implement a cash or tax management strategy or as part of its investment strategies to seek to enhance returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include options contracts, futures contracts, forward contracts, options on futures contracts purchasing and/or writing (selling) put and call options and swap agreements (including, but not limited to, interest rate, equity, and credit default swaps). Each Portfolio may invest all of its assets in derivative instruments, subject to the Portfolio’s objective and policies. For purposes of determining whether a Portfolio has invested at least 80% of its net assets in a particular type of security, the Portfolio may include a derivative instrument in the 80% base to the extent it has economic characteristics similar to the securities included in the basket. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Portfolio will succeed. A description of these and other derivative instruments that the Portfolios may use are described under “INVESTMENT POLICIES—Derivative Securities” in the Statement of Additional Information.

        Risks of Derivatives. A Portfolio’s use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in the “INVESTMENT POLICIES – Derivative Securities” section of the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to derivative instruments that may be used by the Portfolios.

        Management Risk. Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Derivative instruments used by a Portfolio may experience losses due to market events unanticipated by the Adviser or a Sub-Adviser.

        Correlation Risk. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index. This may also be referred to as basis risk. For example, changes in the value of a hedging instrument may not match those of the investment being hedged.

        Counterparty Risk. The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (i.e., a counterparty or exchange) to make required payments or otherwise comply with the contract’s terms. This risk is mitigated to the extent collateral (for over-the-counter transactions) or margin (for exchange traded transactions) has been posted and is held against the position.

        Credit Risk. A derivative instrument may involve credit risk, and the value of a Portfolio’s derivative instrument may be negatively affected, to the extent that the issuer of an underlying asset will be unable to make principal and interest payments when due or otherwise honor its obligations. Underlying assets are subject to varying degrees of credit risk. The extent to which a derivative instrument involves credit risk may increase due to the leverage component of the derivative instrument. See “Leverage Risk,” below.

        Interest Rate Risk. When interest rates change, the value of a Portfolio’s derivatives instruments may be negatively affected to the extent the derivative instrument or its underlying asset, reference rate or index are sensitive to changes in market interest rates. The extent to which a derivative instrument involves interest rate risk may increase due to the leverage component of the derivative instrument. See “Leverage Risk,” below.

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        Liquidity Risk. Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.

        Leverage Risk. Because derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Portfolio uses derivatives for leverage, investments in that Portfolio will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Portfolio will segregate, or “earmark” on its records, assets determined to be liquid by the Adviser or Sub-Adviser (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

        Lack of Availability. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. In addition, certain market conditions, such as those present in a zero interest rate environment or during periods of extreme volatility, which have recently occurred, may make the use of certain derivatives financially unattractive or impractical. There is no assurance that a Portfolio will engage in derivatives transactions at any time or from time to time. A Portfolio’s ability to use derivatives may also be limited by certain regulatory and tax considerations.

        Market and Other Risks. Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Portfolio’s interest. If the Adviser or Sub-Adviser incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Portfolio, the Portfolio might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Portfolio investments. A Portfolio may also have to buy or sell a security at a disadvantageous time or price because the Portfolio is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate with underlying assets, rates and indexes they are designed to track. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Portfolio. Additionally, a common provision in privately negotiated derivative contracts permits the counterparty to the contract to terminate the derivative contract, if the value of a Portfolio’s total net assets declines by a specified amount over a specific time period. The decline of a Portfolio’s total net assets (which usually must be significant) could be caused by shareholder redemptions and/or a decrease in market value of its securities. The termination of the derivative contract in such an instance may adversely affect the Portfolio by increasing losses and/or costs and/or preventing the Portfolio from fully implementing its investment strategies. In addition, a Portfolio’s use of derivatives may cause the Portfolio to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Portfolio had not used such instruments.

Equity Securities. The equity portion of each Portfolio designed to invest primarily in equity securities (Growth Stock, Focused Appreciation, Large Cap Core Stock, Large Cap Blend, Index 500 Stock, Large Company Value, Domestic Equity, Equity Income, Mid Cap Growth Stock, Index 400 Stock, Mid Cap Value, Small Cap Growth Stock, Index 600 Stock, Small Cap Value, International Growth, Research International Core, International Equity, and Emerging Markets Equity Portfolios, each, an “Equity Portfolio”) and the equity portions of the Balanced and Asset Allocation Portfolios through their investment in one or more Equity Portfolios in pursuit of their fund-of-funds strategy may include common stocks and (other than the Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios), preferred stocks, rights, warrants, and securities convertible into common or preferred stocks. Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue equity securities comparable to common or preferred stock. To a lesser degree, each of the Portfolios designed to invest primarily in fixed income securities (Short-Term Bond, Select Bond, Long-Term U.S. Government Bond, Inflation Protection, High Yield Bond, and Multi-Sector Bond Portfolios, each, a “Fixed Income Portfolio”) may invest in common and preferred stocks and other types of equity securities.

        Risks of Equity Securities, Generally. Equity securities represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Portfolio investing in equities. The price of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Portfolio could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. An issuer of a security purchased by a Portfolio may perform poorly, and, therefore, the value of its common stocks and preferred stocks may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

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        Risks of Preferred Stocks. Preferred stocks often lack a fixed maturity or redemption date and are therefore more susceptible to price fluctuations when interest rates change. Preferred stocks also carry a greater risk of non-receipt of income because unlike interest on debt securities, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Claims on assets and earnings of an issuer by a preferred stockholder are subordinate to the claims of all creditors but senior to the claims of common stock holders in a liquidation or reorganization of an issuer under bankruptcy or similar laws.

        Risks of Large Cap Companies. Even Portfolios that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

        Risks of Small and Mid Cap Companies. Each Portfolio may invest to varying degrees in small and mid cap stocks, subject to the Portfolio’s objectives and policies. Small and mid cap companies may have more growth potential and may be able to react to market conditions more quickly; however, small and mid cap stocks may involve greater risks of loss and price fluctuation than stocks of companies with larger capitalizations. Small and mid-sized companies often have a more limited track record, have narrower markets for their products and services and more limited managerial and financial resources than larger, more established companies. These stocks may react differently to issuer, political, market and economic developments than stocks with larger capitalizations. Also, the trading markets for small and mid cap stocks tend to be less liquid than securities of larger companies, which may result in difficulty buying or selling a small or mid cap stock, especially during periods of market volatility.

        Risks of Micro-Cap Companies. Each Portfolio may invest in varying degrees in micro cap stocks, subjective to the Portfolio’s objectives and policies. Micro cap companies may have more growth potential and may be able to react to market place conditions more quickly, however, investing in micro cap stocks may involve greater risks than investing in stocks of companies with larger capitalizations. Micro cap companies often have a more limited track record, narrower markets for their products and services and more limited managerial and financial resources and face a greater risk of business failure. For these reasons, the prices of micro cap securities are typically more volatile and their markets less liquid than small, mid-and large cap stocks.

        Risks of Rights and Warrants. Investments in rights and warrants may be more volatile than the underlying common stock and may cause the Portfolio increased risk of loss if the rights or warrants cannot be exercised prudently by the expiration date or if the rights and warrants lack a liquid secondary market for resale.

        Risks of When Issued Securities. When issued securities involve risk that the security the Portfolio buys may lose value prior to its delivery or may not be issued causing the Portfolio to incur a loss. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Please see “When Issued, Delayed Delivery and Forward Commitment Transactions” below, which describes additional information about such transactions.

        Risks of Convertible Securities. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject to both the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Diversification. The Focused Appreciation, Index 400 Stock, Index 500 Stock, Index 600 Stock and Inflation Protection Portfolios are classified as non-diversified investment companies as defined under the Investment Company Act of 1940.

        Non-diversification Risk. A non-diversified Portfolio may hold a relatively large percentage of its assets in a single issuer or small number of issuers. As a result, its performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Fixed Income Securities. Each of the Fixed Income Portfolios may invest in all types of debt investments, including:

•	corporate debt securities of U.S. and non-U.S. issuers, including convertible securities;

•	U.S. Government securities including securities issued by agencies and government sponsored enterprises;

•	obligations of international agencies or supranational entities;

•	pass-through securities (including mortgage- and asset-backed securities);

•	loan participations and assignments, and dollar roll transactions;

•	indexed/structured securities (including hybrid securities, event linked bonds and trust certificates, and loan participations);

•	inflation-indexed bonds issued by both governments and corporations;

•	delayed funding loans and revolving credit facilities;

•	debt securities issued by states or local governments and their agencies, authorities, subdivisions and other government sponsored enterprises, including Build America Bonds (“municipal securities”);

•	obligations of non-U.S. governments or their subdivisions, agencies and government sponsored entities;

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•	money market instruments, such as commercial paper, time deposits, bankers’ acceptances, repurchase agreements and reverse repurchase agreements;

•	reverse convertible notes;

•	zero coupon, pay-in-kind, step, strip, or tender option bonds; and

•	Rule 144A securities.

The Large Company Value, Equity Income and International Growth Portfolios may invest in certain types of debt instruments as part of their principal strategy. Each other Equity Portfolio may invest in debt securities as a non-principal strategy consistent with the Portfolio’s investment objective and strategy.

Investments in fixed income securities involve risks different from investments in equity securities. The primary risks associated with an investment in fixed income securities are as follows:

        Interest Rate Risk. When interest rates change, the value of a Portfolio’s investments may be affected because prices of debt investments generally rise and fall in response to changes in market interest rates. When interest rates rise, the prices of debt investments fall. Changes in interest rates can be sharp and the effect on the value of debt investments can be significant. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a Portfolio with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

        Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. Credit ratings are essentially opinions of credit rating agencies, such as S&P, as to the credit quality of the issuer; the lower the credit rating, the greater the credit risk. A lower credit rating may lead to a decline in the value of a fixed income security because investors may demand a higher rate of interest to compensate for the perceived increased credit risk of the issuer. Credit ratings, however, may prove to be inaccurate. A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities is unwilling or unable to make timely principal and/or interest payments, or to otherwise honor its obligations. In times of extreme economic turmoil or in an extended economic downturn, the risk of default may increase.

        Call Risk. Call Risk is the risk that an issuer will pay principal on an obligation earlier than scheduled or expected, which would accelerate cash flows from, and shorten the average life of, the security. Bonds are typically called when interest rates have declined. In the event of a bond being called, the Adviser may have to reinvest the proceeds in lower yielding securities to the detriment of the Portfolio.

        Extension Risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

As noted above under “More About Investment Strategies and Risk—General Information”, S&P lowered its long-term sovereign credit rating on the U.S. in August 2011. While the impact of this credit downgrade and any further downgrades by S&P or another rating agency in the future is uncertain, it may lead to increased interest rates and increased volatility in the financial markets generally. These and other developments relating to the challenges facing the domestic and international markets may increase the interest rate risk and credit risk of issuers of private debt securities, municipal securities and the other fixed income securities listed above with its own credit rating, and thereby negatively affect the value of such investments held by a Portfolio.

Focused Investing. Although diversified, the Focused Appreciation and Emerging Markets Equity Portfolios may hold larger positions in a smaller number of companies than the other Portfolios.

        Focus Risk. To the extent a Portfolio invests a relatively large percentage of its assets in a single issuer or small number of issuers, the Portfolio’s performance could be closely tied to the value of that one issuer or issuers, and could be more volatile than the performance of more diversified funds.

Foreign Securities. The International Growth, Research International Core, International Equity, Emerging Markets Equity and Multi-Sector Bond Portfolios each have an unlimited ability to invest in foreign securities. The Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios will only invest in foreign securities if such securities are added to their respective benchmark index. Unless otherwise specified in a Portfolio’s investment strategies, each other Portfolio may invest up to 20% of its net assets in foreign securities.

Except as noted below, for purposes of applying the foreign investment limitation, “foreign securities” shall mean:

•	securities of companies whose principal trading activities are outside the U.S.; or

•	securities denominated in non U.S. dollar currencies; or

•	securities of companies that:

•	are organized under the laws of, or have principal offices in, a country other than the U.S., and

•	derive 50% or more of their total revenue from either goods or services produced or sales made in markets outside the U.S.; or

•	American Depositary Receipts and American Depositary Shares.

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The Large Cap Blend Portfolio does not consider securities of foreign issuers listed or traded on a U.S. securities exchange or U.S. securities association to be “foreign securities” for purposes of this investment limitation.

With respect to derivative instruments, foreign securities also shall include instruments where the underlying assets are foreign currencies (or baskets or indexes of such currencies), or instruments or securities that are issued by foreign governments or issuers organized under the laws of a non-U.S. country (or baskets or indexes of such instruments or securities).

Portfolios that invest in securities denominated in non-U.S. dollar currencies may enter into forward foreign currency exchange contracts and invest in foreign currency futures contracts and options on foreign currencies and futures.

Foreign securities may include securities of issuers based in countries with developing (or “emerging market”) economies. A security is economically tied to an emerging market country if it is principally traded on the country’s securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The Adviser or Sub-Adviser has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. Such countries include, but are not limited to, countries in the Morgan Stanley Capital International Emerging Markets IndexSM. However, an emerging securities market is generally considered to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

        Risks of Foreign Investing. A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. To the extent a Portfolio invests a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region, the Portfolio’s performance could be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds. Specific risks of investing in foreign securities include the following:

        Political and Economic Risk. Foreign investments can be subject to greater political and economic risks, including political, economic and social instability. In some countries, there is the risk that the government may take over assets or operation of the company or impose taxes or place limits on the removal of assets that would adversely affect the value of the security. The possibility of default in foreign government securities, political or social instability or diplomatic developments generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. In the event of nationalization, expropriation or other confiscation, a Portfolio could lose its entire investment in foreign securities.

        Regulatory Risk. In many countries there is less publicly available information about issuers than is available for companies in the U.S. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S., and it may be more difficult to obtain or enforce judgments against foreign entities.

        Foreign Market Risk. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets.

        Transaction Costs. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the U.S., are likely to be higher. In addition, other costs, such as taxes and custody costs, are generally higher than for domestic transactions.

        Foreign Currency Risk. Portfolios that invest in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Portfolio’s investments in foreign currency denominated securities may reduce the returns of the Portfolio. Additionally, restrictions on currency trading that are imposed by foreign countries may have an adverse effect on the value of the securities of companies that trade or operate in those countries.

        Emerging Markets Risk. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a

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Portfolio. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Many developing countries are heavily dependent on international trade and can be adversely affected by trade barriers and protectionist measures, as well as the depreciation or devaluation of their currencies.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Portfolio to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

        Debt Obligations of Foreign Governments. The issuer of the foreign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Portfolio may have limited recourse in the event of a default. The market prices of debt obligations of governments and their agencies, and the Portfolio’s net asset value, may be more volatile than prices of U.S. debt obligations.

Fund of Funds Investing. Each of the Balanced and Asset Allocation Portfolios may operate as an affiliated “fund of funds” by investing in one or more of the equity and international portfolios of the Fund (each, an “Underlying Portfolio”) to gain exposure to the equity component of its principal investment strategy. The equity and international portfolios of the Fund include the following:

Equity Portfolios	International Portfolios

Growth Stock Portfolio

Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Index 500 Stock Portfolio

Large Company Value Portfolio

Domestic Equity Portfolio

Equity Income Portfolio

Mid Cap Growth Stock Portfolio

Index 400 Stock Portfolio

Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Index 600 Stock Portfolio

Small Cap Value Portfolio

International Growth Portfolio Research International Core Portfolio International Equity Portfolio Emerging Markets Equity Portfolio

The Adviser allocates the assets of each Portfolio among the Underlying Portfolios based on the Adviser’s economic and market outlook and the investment objectives and strategies of the Underlying Portfolios, including their investment focus on small, mid or large market capitalizations, domestic or foreign investments, whether the Underlying Portfolio is diversified or non-diversified and whether it employs a “growth” or “value” style of investing, among other characteristics. The Adviser regularly reviews and adjusts the allocation among the Underlying Portfolios to favor investments in those Underlying Portfolios that the Adviser believes provide the most favorable position for achieving the Portfolio’s investment objective. In connection with the allocation process, the Adviser may from time to time invest more than 25% of the assets of the Balanced Portfolio or the Asset Allocation Portfolio in one Underlying Portfolio.

Each of the Balanced and Asset Allocation Portfolios may invest up to 50% of its net assets in foreign securities and international Underlying Portfolios.

Through its investments in the Underlying Portfolios, a Portfolio may be exposed to a wide range of equity securities and other instruments, including small, mid and large cap U.S. and non-U.S. stocks. Equity securities could include common and preferred stocks, securities convertible into stocks and depositary receipts for those securities. An Underlying Portfolio may invest a large percentage of its assets in a single issuer, security, market or sector (or limited group thereof) or in the case of an international Underlying Portfolio, may invest in emerging markets, a small number of countries or a particular geographic region. An Underlying Portfolio may also use certain derivative instruments including futures, forwards, options and swaps to meet their investment objective and for cash management purposes. For a discussion of equity securities, foreign securities (including emerging markets) and derivatives, see the corresponding headings above in this section of the Prospectus.

        Risks of Fund of Funds Investing. To the extent that the Balanced or Asset Allocation Portfolio invests in an Underlying Portfolio, the Portfolio indirectly bears all the risks associated with the investment strategies used by that Underlying Portfolio in direct proportion to the amount of assets the Portfolio allocates to that Underlying Portfolio, and bears a pro rata share of the Underlying Portfolio’s expenses in addition to its own expenses. Each of the Balanced and Asset Allocation Portfolio’s “Total Annual Portfolio Operating Expenses” reflected in the table under “Fees and Expenses of the Portfolio” in the “PORTFOLIO SUMMARIES” section have been restated from the expenses incurred during the Fund’s last fiscal year to include additional expenses likely to be incurred for the period from July 1, 2013 – December 31, 2013 as a result of each such Portfolio’s anticipated investment in Underlying Portfolios. A description of the principal investment strategies, the principal risks associated with those strategies, and expense information for each Underlying Portfolio is set forth in the “PORTFOLIO SUMMARIES” section at the beginning of this Prospectus. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly

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sensitive to the risks associated with that Underlying Portfolio, and changes in the value of that Underlying Portfolio may have a significant effect on the Portfolio’s net asset value. The performance of each such Portfolio is significantly impacted by the investment performance of the Underlying Portfolios it holds. The ability of the Portfolio to meet its investment objective with respect to the equity portion of its investment strategies is related to the ability of the Underlying Portfolio to meet their respective investment objectives as well as the Adviser’s allocation decisions with respect to the Underlying Portfolios. The Underlying Portfolios will pursue their investment objectives and strategies without the approval of the Portfolios. If an Underlying Portfolio were to change its investment objective or strategies, a Portfolio may be forced to withdraw its investment from the Underlying Portfolio at a disadvantageous time. In addition, because the Portfolios and the Underlying Portfolios are affiliated funds, the Portfolios are subject to risks associated with such affiliation. The Adviser will have the authority to select and allocate investments of the Portfolios among the Underlying Portfolios. The Adviser may be subject to potential conflicts of interest in selecting Underlying Portfolios because the fees paid to it by some Underlying Portfolios are higher than the fees paid by other Underlying Portfolios. Moreover, a situation could occur where proper action for a Portfolio could be adverse to the interest of the Underlying Portfolios or vice versa. In addition, the Underlying Portfolios are used as investments for more than one fund of funds, and may have a large percentage of their shares owned by such other fund of funds. Large redemption activity by the Portfolio or another fund of funds could result in the Underlying Portfolio being forced to sell portfolio securities at a loss to meet redemptions. The Adviser may coordinate directly with the portfolio managers of the Underlying Portfolios to attempt to ensure that transactions are accommodated efficiently, including possibly implementing trades over a period of days rather than all at once. These practices may temporarily affect the Adviser’s ability to fully implement a Portfolio’s investment strategies.

Government Agency Securities. The Large Company Value, Money Market, Long-Term U.S. Government Bond, Inflation Protection, Balanced and Asset Allocation Portfolios may invest in securities issued by U.S. Government agencies or government sponsored enterprises as a principal strategy. Such securities may not be guaranteed by the U.S. Treasury. GNMA, a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

        Special Considerations. On September 7, 2008, FNMA and FHLMC were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving FNMA and FHLMC’s assets and property and putting FNMA and FHLMC in a sound and solvent condition. Under the conservatorship, the U.S. Treasury received senior preferred equity shares and warrants. FNMA and FHLMC’s common and preferred shareholders will bear losses ahead of the government’s senior preferred shares. Also at that time, the U.S. Treasury instituted a secured lending credit facility, available to FNMA and FHLMC to assist the entities in funding their regular business activities in the capital markets. In February 2011, plans were announced to wind down FNMA and FHLMC and reduce the Federal government’s involvement in the mortgage market. Also, following the downgrade by S&P of its long-term sovereign credit rating on the U.S. to “AA+” from “AAA,” in August 2011, described above under “More About Investment Strategies and Risks – General Information,” S&P downgraded the credit rating of debt issued by FNMA and FHLMC to “AA+,” an indication of this reliance on the U.S. government. More recently, however, reports indicate that the financial condition of FNMA and FHLMC appears to be improving. In August 2012, the U.S. Treasury announced it was changing the terms of the federal government’s support agreement to require FNMA and FHLMC to pay the U.S. Treasury all quarterly profits they earn going forward. In addition, FNMA and FHLMC each reported an annual profit for 2012. Notwithstanding these recent developments, much uncertainty continues. Discussions among lawmakers are on-going about the future of FNMA and FHLMC as they consider multiple options, including elimination. FNMA and FHLMC also are subject to several continuing legal actions and investigations over certain public disclosure and corporate governance matters. The impact of the federal government’s on-going support of FNMA and FHLMC remains unclear and no assurance can be given that the actions taken will ultimately be successful.

High Yield Bonds. The High Yield Bond Portfolio invests primarily in high yield debt securities, and the Equity Income, Short-Term Bond, Select Bond, Inflation Protection, Multi-Sector Bond, Balanced and Asset Allocation Portfolios may invest in high yield bonds as part of their principal investment strategy. High yield debt securities or non-investment grade securities (sometimes referred to as “junk bonds”), are generally those securities rated below investment grade by at least one nationally recognized statistical rating organization and unrated securities determined by a Portfolio’s Adviser or Sub-Adviser to be of comparable quality.

        Risks of Investing in High Yield Bonds. The historical financial condition of the issuers of these securities is usually not as strong as that of other issuers and the price of these securities is usually more volatile and more likely to react to

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developments affecting market and credit risk than are more highly rated securities. As a result, high yield debt securities are subject to greater levels of interest rate and credit risk and greater risk of loss of income and principal than higher rated securities. Also, the trading markets for high yield debt securities tend to be less liquid than the trading markets for more highly rated securities and a Portfolio could find it more difficult to sell such securities or only sell at prices lower than more widely traded securities.

Illiquid Investments. Each Portfolio may invest up to 15% (5% for the Money Market Portfolio) of net assets in illiquid investments, which may include restricted securities, private placements by public and privately held entities and Rule 144A securities. An illiquid investment is generally a security or other position that cannot be disposed of quickly in the normal course of business. For the Money Market Portfolio, an illiquid investment is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Portfolio. For example, some securities are not registered under U.S. securities laws and cannot be sold in a U.S. public offering because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board of Directors, certain restricted securities may be deemed liquid, and will not be counted toward this 15% (or 5%, as applicable) limit.

        Risks of Investing in Illiquid Securities. Investments in illiquid securities involve liquidity risk to the extent that a Portfolio may be unable to sell an illiquid security or sell at a reasonable price. This risk may be magnified during periods of economic turmoil or in an extended economic downturn. In addition, in order to sell a restricted security, a Portfolio might have to bear the expense and incur the delays associated with registering the shares with the SEC.

The value of a security on a given date depends entirely on its market price. Investors necessarily rely on the integrity of the marketplace. There is no guarantee that the securities markets will function in an orderly manner. High yield securities, foreign securities and securities with small capitalizations may be more thinly traded than other securities, which normally causes them to be less liquid and more difficult for a Portfolio to buy, sell and price such securities. In addition, during periods of extreme volatility or in an extended economic downturn, it may not be possible to liquidate positions at advantageous times or prices, which could have the effect of decreasing the overall level of a Portfolio’s liquidity. To the extent that a Portfolio’s principal investment strategies involve foreign securities, derivatives or securities with substantial market and/or credit risk, the Portfolio will tend to have a higher exposure to liquidity risk.

Indexed Investing. The Index 400 Stock, Index 500 Stock and Index 600 Stock Portfolios employ an indexing strategy in an attempt to achieve their investment objectives. That is, they seek to replicate the performance of a target index by investing all, or substantially all of their assets in the stocks that make up the index, in approximately the same weighting as the index.

        Indexing Strategy Risk. Portfolios using an indexing strategy do not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Portfolio and index performance may be affected by the Portfolio’s expenses, changes in securities markets, changes in the composition of the underlying index and the timing of purchases and redemptions of Portfolio shares. Because of these factors, a Portfolio, particularly one with fewer assets, may not perform as well as the index it attempts to match.

Inflation-Indexed Bonds. The Inflation Protection Portfolio invests in inflation-indexed bonds as a primary part of its investment strategy. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

        Risks of Inflation-Indexed Bonds. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Short-term increases in inflation may lead to a decline in value. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Initial Public Offerings. The Mid Cap Value Portfolio may participate in initial public offerings (“IPOs”) of common stock or other equity securities issued by a company as part of its principal investment strategy. Such companies may be established companies or those in the early stages of development.

        Risks of Investing in IPOs. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While the Portfolio may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Depending on the size of the Portfolio, investments in IPOs could have a magnified impact (either positive or negative) on the Portfolio’s performance. The impact of IPOs on the Portfolio’s performance may tend to diminish as assets grow.

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Leverage. Certain transactions in which the Portfolios engage may give rise to a form of leverage including, among others, reverse repurchase agreements, swap agreements, futures contracts, loans of portfolios securities, inverse floaters, structured notes and the use of when issued, delayed delivery or forward commitment transactions. To seek to mitigate leveraging risk, a Portfolio will segregate or “earmark” assets determined to be liquid by the Adviser or Sub-Adviser or otherwise cover its positions in a permissible manner.

        Leverage Risk. The use of leverage may cause a Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage, including borrowing, may cause a Portfolio to be more volatile than if the Portfolio had not been leveraged because leverage tends to exaggerate the effect of any increase or decrease in the value of a Portfolio’s securities holdings.

        Asset Coverage, Segregation and Earmarking Requirements. The Portfolios will comply with guidelines established by the SEC with respect to asset coverage of derivative obligations. These guidelines may, in certain instances, require segregation or “earmarking” by a Portfolio of cash or liquid assets on its books or with its custodian to the extent the Portfolio’s obligations with respect to these strategies are not otherwise “covered” through ownership of the underlying security, financial instrument or currency, by other portfolio positions or by other means consistent with applicable regulatory policies.

Levered Loans. The High Yield Bond Portfolio may invest in fixed and/or floating rate loans made to companies rated below investment-grade or, if unrated, determined by the Portfolio’s adviser to be of comparable quality, called “levered loans.” Such loans are privately negotiated between a corporate borrower and one or more financial institutions and made available for investment in the bank loan market. The Portfolio may invest in levered loans directly by assignment of the loan from the lender or indirectly through the purchase of a participation interest from the lender. Under a loan assignment, the Portfolio generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the borrower. Under a loan participation, the Portfolio will have a contractual relationship with the lender, not with the borrower, and will generally have the right to receive payments of principal and interest to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Investments in levered loans usually pay higher yields compared to investment-grade loans. The higher yields of levered loans represent the risk premium associated with lending to below investment-grade borrowers. While levered loans have some features and risk profiles similar to high yield bonds (see “High Yield Bonds”, above) they have some features that are different. Levered loans usually are senior obligations of the borrower and are usually secured by collateral.

        Risks of Investing in Levered Loans. Participations and assignments generally involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If the Portfolio purchases a participation, it may only be able to enforce its rights through the lender and, therefore, assumes the credit risk of the lender in addition to the borrower. Levered loans, because they are made to below investment-grade borrowers, are subject to an increased risk of default by the borrower in the payment of principal and interest. Levered loans may also be more difficult to liquidate than loans made to investment-grade borrowers, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Levered loans are also subject to the risk that the value of the collateral securing the loan may decline and, as a result, may be insufficient to meet the obligations of the borrower. While levered loans are generally senior in a borrower’s capital structure, they are subject to the risk that they may lose their senior status to presently existing or future indebtedness.

Mortgage Related and Other Asset-Backed Securities. Each Portfolio may invest in mortgage- and asset-backed securities. In particular, the Short-Term Bond, Select Bond, Long-Term U.S. Government Bond, Inflation Protection, Multi-Sector Bond, Balanced and Asset Allocation Portfolios may invest in mortgage- and asset-backed securities as a principal investment strategy. An asset-backed security is a fixed income security that derives its credit worthiness from cash flows relating to a pool of assets. There are a number of different types of asset-backed securities, including mortgage-backed securities, securities backed by other pools of collateral (such as automobile loans, credit card receivables and home equity loans), collateralized mortgage obligations and collateralized debt obligations. Mortgage-backed securities are asset-backed securities backed by pools of residential and commercial mortgages, which may include sub-prime mortgages. Mortgage related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

        Risks of Mortgage- and Asset-Backed Securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage related securities may expose a Portfolio to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage related security generally will decline; however, when interest rates are declining, the value of mortgage related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although

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mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are subject to prepayment risk. When borrowers refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the mortgage-backed securities purchased by a Portfolio, may be prepaid in this fashion. Likewise, borrowers may prepay the credit card or automobile trade receivables, home equity loans, corporate loans or bonds or other assets underlying a Portfolio’s asset-backed securities. When this happens, a Portfolio will be required to purchase new securities at current rates, which will usually be lower. Because of this prepayment risk, a Portfolio investing in mortgage- and asset-backed securities may benefit less from declining interest rates than other funds. Mortgage risk is the risk that in a period of rising interest rates, mortgage related securities may exhibit additional volatility, which may increase the volatility of a Portfolio’s share price.

Mortgage- and asset-backed securities are also subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. government (including those whose securities are neither guaranteed nor issued by the U.S. government) or by non-governmental issuers. Although there is generally a liquid market for these investments, those securities issued by private organizations may not be readily marketable, and since 2007 certain mortgage-backed and other asset-backed securities have experienced limited liquidity. In addition, mortgage-backed securities are subject to the risk of loss of principal if the obligors of the underlying obligations default in their payment obligations. The risk of defaults associated with mortgage-backed securities is generally higher in the case of mortgage-backed investments that include sub-prime mortgages.

Municipal Securities. One type of debt security in which the Portfolios may invest are municipal securities. The Multi-Sector Bond Portfolio may invest in municipal securities as a principal investment strategy. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds, including hybrids and synthetic securities. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

        Risks of Investing in Municipal Securities. Municipal securities can be significantly affected by political changes as well as uncertainties in the municipal markets relating to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those related to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. In addition, changes in the overall financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.

Each Portfolio may also invest in municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”), which provides for the issuance of taxable municipal debt on which the issuer receives federal support of the interest paid (“Build America Bonds”). Issuers of Build America Bonds can elect whether to offer a tax credit to the buyer or receive a direct payment from the federal government equal to 35% of the interest costs. The federal tax credit or interest subsidy continues for the life of the bonds. Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal taxation. Issuance of Build America Bonds ended on December 31, 2010.

Build America Bonds are subject to the same types of risks as other municipal bonds. However, because Build America Bonds are a relatively new form of municipal financing, it is difficult to predict the extent to which a market for the bonds will develop. As a result, Build America Bonds may experience greater illiquidity than other municipal obligations. In addition, since the ability of municipalities to issue Build America Bonds was not extended beyond December 31, 2010, the number of Build America Bonds available in the market will be limited and there can be no assurance that Build America Bonds will be actively traded. Illiquidity may negatively affect the value of the bonds. Build America Bonds are not issued or guaranteed by the U.S. Treasury and the government subsidy does not enhance the issuer’s creditworthiness. The credit of the bond is backed by the municipality issuing the bond, not the federal government. In addition, if the issuer fails to continue to meet the applicable requirements of the Act, it is possible that the issuer may not continue to receive the federal subsidy, thereby impairing the issuer’s ability to make payments on the bond. Some Build America Bonds have been issued with provisions that allow state and local governments to “call” the bonds back if the federal government stops paying a subsidy on the interest.

Federal legislation passed in 2011 to raise the federal debt ceiling included a provision referred to as “sequestration,” which provides for automatic federal spending cuts in the absence certain other Congressional action to address the federal budget deficit. Under the sequestration provision, the federal subsidy payments to issuers of Build America Bonds would be reduced. As of March 2013, amounts claimed by an issuer are subject to a reduction of 8.7% of the amounts budgeted for such payments as a result of the sequester. The

100	Northwestern Mutual Series Fund, Inc. Prospectus

federal government could eliminate or further reduce the subsidy in the future. The recent reduction to the subsidy and any further reduction or elimination increases the risk that issuers of Build America Bonds may call the bonds back, as noted above, and increases the risk that issuers may be unable to meet all or part of their payment obligations.

Real Estate Investment Trusts (REITs). The Small Cap Value Portfolio may invest in real estate investment trusts, or REITs as part of its investment strategy. REITs are pooled investment vehicles that typically invest directly in real estate, mortgages and loans collateralized by real estate, or in a combination of the two. “Equity” REITs invest primarily in real estate that produces income from rentals. “Mortgage” REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. Investments in REITs may provide the Portfolio with an efficient, low-cost means of diversifying among various types of property in different regions.

        Risks of Investing in REITs. Investing in REITs involves certain unique risks in addition to those risks affecting the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying properties owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to interest rate risks. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Because REITs are pooled investment vehicles that have their own expenses, the Portfolio will indirectly bear its proportionate share of those expenses. REITs are subject to the risk of failing to maintain their exemptions from registration as investment companies under the 1940 Act, and the possibility of failing to satisfy specific requirements under the Internal Revenue Code in order to qualify for the tax-free pass through of income.

Sector Concentration. The Growth Stock, Large Cap Core Stock, Mid Cap Growth Stock and Small Cap Growth Stock Portfolios may at times have a relatively high percentage of their assets invested in a particular sector.

        Sector Concentration Risk. To the extent a Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector. Sector concentration will also subject a Portfolio to the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes or increased competition affecting the sector. To the extent a Portfolio is underweight other sectors, the Portfolio risks missing out on advances in those sectors.

Securities Lending. For the purpose of achieving income, each Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. This strategy is used primarily by the Select Bond and Balanced Portfolios. When a Portfolio lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Portfolio will also receive a fee or interest on the collateral.

        Risks of Securities Lending. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Portfolio may pay lending fees to a party arranging the loan. The Statement of Additional Information contains further details about securities lending.

Securities of Other Investment Companies. The Portfolios may acquire securities of other investment companies, including exchange-traded funds, subject to the limitations of the Investment Company Act of 1940, as amended. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory expenses. These indirect expenses would be in addition to the management fee that each Portfolio bears directly in connection with its own operations. The expenses associated with business development companies in particular may be significant. Fees and expenses incurred indirectly by a Portfolio as a result of its investing in investment companies, business development companies and other pooled investment vehicles are reflected in a Portfolio’s fee and expense table in “Other Expenses,” if the indirect expenses incurred by the Portfolio do not exceed 0.01% (one basis point) of the Portfolio’s average net assets or in a separate line item called “Acquired Fund Fees and Expenses,” if such amount exceeds 0.01% of the Portfolio’s average net assets.

Each Portfolio may invest in exchange traded funds (ETFs), such as Standard & Poor’s Depositary Receipts (SPDRs), with the same percentage limitations as investments in registered investment companies. Portfolios that may invest in ETFs to a greater extent include the Growth Stock, Index 600 Stock, Small Cap Value, Balanced and Asset Allocation Portfolios. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Portfolio may purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting the purchase of underlying securities. The Portfolios may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

        Risks of Investing in Securities of Other Investment Companies. As with other investments, investments in other investment companies are subject to market and selection risks. Registered investment companies and unregistered investment companies generally entail the same risks as the underlying securities held by them. A Portfolio investing in another investment company may be affected by the losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds.

        Risks of Investing in ETFs. The main risk of investing in an index based investment is the same as investing in a

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portfolio of equity securities comprising the index, although lack of liquidity in an ETF could result in it being more volatile. As a shareholder of another investment company, a Portfolio investing in ETFs would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operation. The market prices of index based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values.) Index based investments may not replicate exactly the performance of their specific index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

Short Sales. Each Portfolio may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Portfolio may also enter into a short derivative position through a futures contract or swap agreement.

        Risks of Short Sales. Short sales expose a Portfolio to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities or derivative sold short have appreciated in value, thus resulting in a loss to the Portfolio. A Portfolio making a short sale must segregate or “earmark” assets determined to be liquid by the Adviser or Sub-Adviser or otherwise cover its position in a permissible manner.

Special Situations. The Focused Appreciation, Equity Income and Small Cap Value Portfolios may invest in special situations as a primary investment strategy. A “special situation” arises when, in the adviser or sub-adviser’s opinion, securities of a particular company will appreciate in value because of unique circumstances applicable to the company.

        Risks of Special Situations. Investing in special situations involves the risk that the change or event anticipated by management might not occur or attract the expected attention, which could have a negative impact on the price of the issuer’s securities. Also, special situations have risk because they may be associated with major corporate changes and present a high degree of uncertainty as to a security’s market price. Investing in special situations may involve heightened volatility in the value of the securities purchased and may cause greater risk of loss than investments in securities not subject to a special situation.

When Issued, Delayed Delivery and Forward Commitment Transactions. Each Portfolio may purchase securities which it is eligible to purchase on a when issued basis, may purchase and sell such for delayed delivery and make contracts to purchase such securities for a fixed price at a future date beyond normal settlement time (forward commitments).

        Risks of When Issued, Delayed Delivery and Forward Commitment Transactions. When issued transactions, delayed delivery purchases and forward commitments involve a risk of loss if the value of the securities declines prior to the settlement date. This risk is in addition to the risk that the Portfolio’s other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Portfolio’s overall investment exposure. Typically, no income accrues on securities a Portfolio has committed to purchase prior to the time delivery of the securities is made, although a Portfolio may earn income on securities it has segregated or “earmarked” to cover these positions.

Other Investment Strategies and Risks

Commodities. The Portfolios may invest in instruments, including exchange traded funds, whose performance is linked to the price of an underlying commodity or commodity index. To the extent a Portfolio makes such investments, the Portfolio may be subject to the risks of investing in physical commodities. These types of risks include regulatory, economic and political developments, weather events, and natural disasters, pestilence and market disruption. Commodity prices may have greater volatility than investments in traditional securities.

Delayed Funding Loans and Revolving Credit Facilities. The Portfolios may also enter into, or acquire participations in, delayed funding loans and revolving credit facilities, in which a lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. The commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will segregate or “earmark” assets determined to be liquid by the Adviser or Sub-Adviser in an amount sufficient to meet such commitments. Delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Master Limited Partnerships. The Portfolios may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships whose limited partnership interests (units) are traded on a public exchange. As a result, MLP units are generally more liquid than units of private limited partnerships. MLPs have two types of partners – one or more general partners that conduct the day-to-day management of the MLP, and one or more limited partners that contribute capital but are not involved in the day-to-day management. When a Portfolio invests in a MLP, it becomes a limited partner. Limited partners have limited control over the MLP and may have limited voting rights on matters affecting the MLP. MLPs typically pay higher distributions than other types of companies. The amount of cash a MLP can distribute to its partners will depend on the amount of cash it generates from its operations and its operating costs, working capital needs and other like factors, all of which are effected by market movements and factors effecting its business lines. The benefit of investing in MLPs depends largely on the MLP being treated as a partnership for federal income tax purposes,

102	Northwestern Mutual Series Fund, Inc. Prospectus

thereby avoiding taxation at the MLP level. To qualify as a partnership for federal income tax purposes, a MLP must receive at least 90% of its income from qualifying sources as set forth in the Internal Revenue Code, which include, among others, interest, dividends, real property rents, certain capital gains, and the exploration, development, mining, production, processing, refining, transportation, storage and marketing of oil, gas, minerals and other natural resources. If, as a result of a change in current law or change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. In such cases, the amount of cash available for distribution would be reduced and the distributions received by the Portfolio might be taxed entirely as dividend income.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements, in which the Portfolio purchases a security from a bank or broker-dealer, who agrees to repurchase the security at the Portfolio’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Portfolio will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse Repurchase Agreements, Dollar Rolls and Other Borrowings. Each Portfolio may enter into reverse repurchase agreements and dollar rolls, subject to the Portfolio’s limitations on borrowings. A reverse repurchase agreement or dollar roll involves the sale of a security by a Portfolio and its agreement to repurchase the instrument at a specified time and price, and may be considered a form of borrowing for some purposes. A Portfolio will segregate or “earmark” assets determined to be liquid by the Adviser or Sub-Adviser to cover its obligations under reverse repurchase agreements, dollar rolls, and other borrowings. Reverse repurchase agreements, dollar rolls and other forms of borrowings may create leveraging risk for a Portfolio.

Temporary Defensive Investments and Cash Reserves. A certain portion of a Portfolio’s assets may be held in cash or money market reserves. Short-term, high quality U.S. and foreign dollar denominated money market securities, including repurchase agreements, may be held by any Portfolio. In times of unstable or adverse market or economic conditions, up to 100% of a Portfolio’s assets may be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities or repurchase agreements. A Portfolio could also hold these types of securities pending the investment of proceeds from the sale of Portfolio shares or Portfolio securities, to meet anticipated redemptions of Portfolio shares or in support of a Portfolio’s position in certain derivative instruments. A Portfolio may invest in temporary defensive investments for undetermined periods of time, depending on market or economic conditions. To the extent a Portfolio holds cash reserves or invests defensively in these securities, it might not achieve its investment objective.

Variable and Floating Rate Securities. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. Each Portfolio may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. While floaters provide a certain degree of protection against rises in interest rates, a Portfolio will participate in any declines interest rates as well. Each Portfolio may also invest in inverse floating rate debt instruments (“inverse floaters”). An inverse floater may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Other Investments and Techniques. The Portfolios may invest in other types of securities and use a variety of investment techniques and strategies which are not described in this Prospectus. These securities and techniques may subject the Portfolios to additional risks. Please see the Statement of Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Portfolios.

THE INVESTMENT ADVISER AND SUB-ADVISERS

The Investment Adviser

The investment adviser for each Portfolio is Mason Street Advisors, LLC, a wholly owned subsidiary of Northwestern Mutual. Mason Street Advisors’ address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. Mason Street Advisors provides its extensive institutional and fixed income expertise to Northwestern Mutual and certain of its affiliates, The Northwestern Mutual Foundation, and Northwestern Mutual’s pension plan assets for employees and financial representatives. As of December 31, 2012, Mason Street Advisors had over $123.9 billion in assets under management. As investment adviser, Mason Street Advisors manages the operations of the Fund and provides investment advice and recommendations regarding the purchase and sale of securities for those Portfolios that do not employ a sub-adviser.

The Sub-Advisers

Each of the following sub-advisers has been retained by Mason Street Advisors and the Fund pursuant to an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment

Northwestern Mutual Series Fund, Inc. Prospectus	103

program of one or more Portfolios, subject to the general control of the Board of Directors of the Fund and Mason Street Advisors:

American Century Investment Management, Inc. (“American Century Investments”), 4500 Main Street, Kansas City, Missouri 64111, has been managing mutual funds since 1958. American Century Investments serves as sub-adviser for the Large Company Value Portfolio, the Mid Cap Value Portfolio and the Inflation Protection Portfolio. American Century Investments is a direct, wholly-owned subsidiary of American Century Companies, Inc. (“ACC”). The Stowers Institute for Medical Research (“SIMR”) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a non-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.

Delaware Management Company (“Delaware”), a Series of Delaware Management Business Trust, 2005 Market Street, Philadelphia, Pennsylvania, 19103, serves as sub-adviser for the Domestic Equity Portfolio of the Fund. Delaware is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group Ltd.

Fiduciary Management, Inc. (“FMI”), 100 East Wisconsin Avenue, Suite 2200, Milwaukee, Wisconsin, 53202, serves as sub-adviser for the Large Cap Blend Portfolio of the Fund. FMI has been an investment adviser since 1980. FMI is 100% owned by the employees, and there are no affiliated companies or outside owners.

Janus Capital Management LLC (“Janus”), 151 Detroit Street, Denver, Colorado 80206, is the sub-adviser for the Focused Appreciation Portfolio and the International Growth Portfolio. Janus has appointed Janus Capital Singapore Pte. Limited (“Janus Singapore”), 8 Shenton Way, #36-02 AXA Tower, Singapore 068811, as an additional sub-adviser to make day-to-day investment decisions for the International Growth Portfolio. Janus (together with its predecessors) has served as an investment adviser since 1969 and currently serves as investment adviser, or sub-adviser, to separately managed accounts, mutual funds, as well as commingled pools or private funds, and wrap fee accounts. Janus is a direct subsidiary of Janus Capital Group, Inc. (“JCGI”), a publicly traded company with principal operations in financial asset management businesses. JCGI owns approximately 95% of Janus, with the remaining 5% held by Janus Management Holdings Corporation. Janus Singapore is a wholly-owned indirect subsidiary of JCGI. Janus Singapore provides Janus with investment management advice and assistance, including the portfolio management services of Carmel Wellso while she remains employed by Janus Singapore.

Massachusetts Financial Services Company (MFS®(1)), 111 Huntington Avenue, Boston, Massachusetts 02199, serves as sub-adviser for the Emerging Markets Equity Portfolio and the Research International Core Portfolio of the Fund. MFS® is America’s oldest mutual fund organization. MFS® and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect, majority-owned subsidiary of Sun Life Financial Inc., a diversified financial services company.

Pacific Investment Management Company LLC (“PIMCO”), 840 Newport Center Drive, Newport Beach, California 92660, serves as sub-adviser for the Multi-Sector Bond Portfolio and the Long-Term U.S. Government Bond Portfolio of the Fund. Organized in 1971, PIMCO provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. PIMCO is a majority-owned subsidiary of Allianz Asset Management (“AAM”), which is a subsidiary of Allianz SE (“Allianz”). Allianz is a European-based, multinational insurance and financial services holding company.

Templeton Investment Counsel, LLC (“Templeton”), 300 S.E. 2nd Street, Ft. Lauderdale, Florida 33301, a wholly owned indirect subsidiary of Franklin Resources, Inc. (“FRI”), is the sub-adviser for the International Equity Portfolio. FRI is a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of FRI.

T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, Maryland 21202, a wholly owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company, is the sub-adviser for the Small Cap Value Portfolio and the Equity Income Portfolio.

Portfolio Managers

A brief biography of each portfolio manager who has responsibility for the day-to-day management of one or more Portfolios is set forth below. Please see the Statement of Additional Information for additional information about the portfolio managers’ investments in the Portfolio(s) that they manage, a description of portfolio manager compensation and information regarding other accounts that the portfolio managers manage.

Growth Stock Portfolio

David R. Keuler, who co-manages the Portfolio, is a Managing Director of Mason Street Advisors and joined Northwestern Mutual in 1991. He also participates in research for and the management of various equity portfolios of other Mason Street Advisors’ clients.

Daniel J. Meehan, who co-manages the Portfolio, is a Director of Mason Street Advisors and joined Mason Street Advisors in 2004. He also acts as the lead portfolio manager for the Balanced Portfolio and the Asset Allocation Portfolio, and has primary responsibility for allocating the equity portion of each such Portfolio among the Underlying Portfolios.

(1) MFS® is a registered trademark of Massachusetts Financial Services Company.

104	Northwestern Mutual Series Fund, Inc. Prospectus

Mr. Meehan also participates in research for and the management of various equity portfolios of other Mason Street Advisors’ clients.

Focused Appreciation Portfolio

Ron Sachs, Vice President of Janus, has been a Portfolio Manager of Janus since 2000 and joined Janus in 1996 as a research analyst. He also is a portfolio manager of other Janus accounts.

Large Cap Core Stock Portfolio

Mary R. Linehan is Head of Equities and a Managing Director of Mason Street Advisors and joined Mason Street Advisors in 2007. Prior thereto, she was a Fund Manager for Marshall and Illsley Corporation from 2003-2007. Ms. Linehan also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.

Sean A. McLeod, who co-manages the Portfolio, is a Director of Mason Street Advisors and joined Mason Street Advisors in 2011. Prior to joining Mason Street Advisors, he was a Director of Equities and Portfolio Manager with Windsor Financial Group in Minneapolis, Minnesota from October 2007 through September 2011, and was a Portfolio Manager with First American Funds from 2004-2007. Mr. McLeod also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.

Large Cap Blend Portfolio

FMI’s investment decisions are made by a Portfolio Management Committee (PMC). The investment process employed by the PMC is team based, and the PMC as a whole, not any individual member, is primarily responsible for the day-to-day management of the Portfolio. PMC members include:

Patrick J. English has been employed by FMI in various capacities since 1986, currently serving as Chief Executive Officer, Chief Investment Officer and Treasurer.

John S. Brandser has been employed by FMI in various capacities since 1995, currently serving as President, Secretary, Chief Operating Officer and Chief Compliance Officer.

Andy P. Ramer has been employed by FMI since 2002 as a Research Analyst and is the Director of Research.

Jonathan T. Bloom has been employed by FMI since 2010 as a Research Analyst; from 2008 through the spring of 2009, Mr. Bloom attended the Columbia University Graduate School of Business in New York and from 2003 through 2007, he was a gallery director and junior partner of Arader Galleries in New York.

Matthew J. Goetzinger has been employed by FMI since July 2004 as a Research Analyst.

Robert M. Helf has been employed by FMI since 1997 as a Research Analyst.

Karl T. Poehls has been employed by FMI since 2008 as a Research Analyst; from August 2006 to May 2008, Mr. Poehls attended Graduate School at University of Wisconsin, Madison, and from March 2004 to August 2006, he was employed as an investment analyst with Smith Barney, Minneapolis, Minnesota.

Daniel G. Sievers has been employed by FMI since 2009 as a Research Analyst; from May 2008 to August 2009, Mr. Sievers was employed as an Investment Analyst with Evergreen Investments, Boston, Massachusetts, and from September 2004 to May 2008 he attended Boston College.

Index 500 Stock Portfolio

Daniel J. Meehan, co-manages the Portfolio. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above.

Steven A. Warren, Associate of Mason Street Advisors, acts as co-manager for the Portfolio. Mr. Warren, who joined Northwestern Mutual in 1998, is a portfolio manager for other Fund portfolios and is also responsible for the execution of equity and equity derivative transactions at Mason Street Advisors.

Large Company Value Portfolio

American Century Investments uses teams of portfolio managers and analysts, organized by broad investment categories, to manage funds. The listed portfolio managers are members of the team that manages the Large Company Value Portfolio and are ultimately responsible for the day-to-day management of the Portfolio, which includes security selection and portfolio construction, as well as compliance with stated investment objectives.

Brendan Healy, Vice President and Portfolio Manager, joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2004.

Matt Titus, Portfolio Manager, joined American Century Investments in 2004 as an equity analyst and became a portfolio manager in 2010.

Domestic Equity Portfolio

D. Tysen Nutt, Jr., Senior Vice President, Senior Portfolio Manager and Team Leader for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Anthony A. Lombardi, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Robert A. Vogel, Jr., Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2004.

Nikhil G. Lalvani, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 1997 as an account analyst. Mr. Lalvani has served as both a fundamental and quantitative analyst.

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Kristen E. Bartholdson, Vice President and Senior Portfolio Manager for Delaware’s Large-Cap Value team, joined Delaware in 2006 as an associate portfolio manager.

Equity Income Portfolio

The Equity Income Portfolio is managed by an investment advisory committee.

Brian C. Rogers is Chairman of the Board and Chief Investment Officer of T. Rowe Price. As investment advisory committee chairman, he has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio’s investment program. Mr. Rogers has been chairman of the committee since 1993, joined T. Rowe Price in 1982, and has been managing investments since 1983.

Mid Cap Growth Stock Portfolio

Curtis J. Ludwick, who manages the Portfolio, is a Director of Mason Street Advisors and joined Northwestern Mutual in 1996. He also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.

Index 400 Stock Portfolio

Daniel J. Meehan and Steven A. Warren co-manage the Index 400 Stock Portfolio. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above. For Mr. Warren’s biographical information, please refer to “Index 500 Stock Portfolio,” above.

Mid Cap Value Portfolio

American Century Investments uses teams of portfolio managers and analysts, organized by broad investment categories, to manage funds. The listed portfolio managers are members of the team that manages the Mid Cap Value Portfolio and are ultimately responsible for the day-to-day management of the Portfolio, which includes security selection and portfolio construction, as well as compliance with stated investment objectives.

Phillip N. Davidson, Chief Investment Officer Value Equity, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1993 as a Portfolio Manager.

Michael Liss, Vice President and Senior Portfolio Manager, joined American Century Investments in 1998 and became a portfolio manager in 2004.

Kevin Toney, Vice President and Senior Portfolio Manager, joined American Century Investments in 1999 and became a portfolio manager in 2006.

Brian Woglam, Portfolio Manager, joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012.

Small Cap Growth Stock Portfolio

Andy Eng, who manages the Portfolio, is a Director of Mason Street Advisors and joined Northwestern Mutual in 2000. He co-managed the Portfolio during 2007 and 2008, and also participates in the management of various equity portfolios of other Mason Street Advisors’ clients.

Index 600 Stock Portfolio

Daniel J. Meehan and Steven A. Warren co-manage the Index 600 Stock Portfolio. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above. For Mr. Warren’s biographical information, please refer to “Index 500 Stock Portfolio,” above.

Small Cap Value Portfolio

The Small Cap Value Portfolio is managed by an investment advisory committee whose chairman is Preston G. Athey, a Vice President of T. Rowe Price. As investment advisory committee chairman, he has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing its investment program. Mr. Athey has been chairman of the Portfolio’s committee since 2001, joined T. Rowe Price in 1978 and has been managing investments since 1982. Mr. Athey has announced that he will resign as the Portfolio’s investment advisory committee chairman effective June 30, 2014.

International Growth Portfolio

Julian McManus, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. McManus joined Janus in 2004, is an equity research analyst and also manages other Janus accounts.

Guy Scott, Co-Portfolio Manager of Janus, has been co-portfolio manager of the Portfolio since September 2010. Mr. Scott joined Janus in 2007 as a research analyst. He also manages other Janus accounts.

Carmel Wellso, Portfolio Manager of Janus Singapore, has been co-portfolio manager of the Portfolio since September 2010. Ms. Wellso joined Janus in 2008 as a research analyst. She joined Janus Singapore in 2013. Ms. Wellso also manages other Janus accounts.

Research International Core Portfolio

Jose Luis Garcia, Investment Officer of MFS, has been employed in the investment area of MFS since 2002, and has managed the Portfolio since 2007.

Thomas Melendez, Investment Officer of MFS, has been employed in the investment area of MFS since 2002, and has managed the Portfolio since 2007.

Mr. Garcia and Mr. Melendez co-manage the Portfolio, each providing general oversight of a team of investment professionals.

106	Northwestern Mutual Series Fund, Inc. Prospectus

International Equity Portfolio

Neil Devlin, Executive Vice President of Templeton, has been co-portfolio manager of the Portfolio since September 2010. Mr. Devlin originally joined Templeton in 1987 and served as Templeton’s Chief Investment Officer for fixed income from 1994 to 1999. He rejoined Templeton in 2006, and currently manages institutional equity portfolios and has other research responsibilities for Templeton. Prior to rejoining Templeton, Mr. Devlin was a portfolio manager with Boston Partners.

Peter A. Nori, Executive Vice President of Templeton, was appointed as co-portfolio manager of the Portfolio in June 2012. Mr. Nori joined Templeton’s global equity research team in 1994, and is currently Templeton’s information technology sector team leader and has research responsibility for the global semiconductor and the global pharmaceutical industries. He also manages several other institutional portfolios.

Emerging Markets Equity Portfolio

Jose Luis Garcia, Investment Officer of MFS, co-manager of the Portfolio, has been employed in the investment area of MFS since 2002, and has managed the Portfolio since 2008.

Robert Lau, Investment Officer of MFS, co-manager of the Portfolio, has been employed in the investment area of MFS since 2001, and has managed the Portfolio since 2009.

Short-Term Bond Portfolio

Brian K. Yeazel, who manages the Portfolio, is a Managing Director of Mason Street Advisors. He joined Northwestern Mutual in 1994, is responsible for all fixed income trading and securities lending activities at Mason Street Advisors, and also manages Government, Agency and money market investments.

Select Bond Portfolio

Steven J. Lyons, who co-manages the Portfolio, is a Managing Director of Mason Street Advisors and joined Northwestern Mutual in 1996. He also participates in the management of other Mason Street Advisors fixed income accounts as well as managing Northwestern Mutual corporate bond portfolios.

Brian K. Yeazel acts as co-portfolio manager for the Portfolio. For Mr. Yeazel’s biographical information, please refer to “Short-Term Bond Portfolio,” above.

Long-Term U.S. Government Bond Portfolio

Stephen Rodosky, is a Managing Director in PIMCO’s Newport Beach office and a portfolio manager covering Treasury bonds, agencies and futures. He is the lead portfolio manager for long duration strategies. Mr. Rodosky joined PIMCO in 2001. He has 18 years of investment experience.

Inflation Protection Portfolio

American Century Investments uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, to manage fixed-income funds (such as the Portfolio). The listed portfolio managers are members of the team that manages the Inflation Protection Portfolio and are ultimately responsible for the day-to-day management of the Portfolio within its strategic investment parameters, which includes security selection and portfolio construction, as well as compliance with stated investment objectives.

Brian Howell, Vice President and Senior Portfolio Manager, joined American Century Investments in 1987 and became a portfolio manager in January 1996.

James E. Platz, Vice President and Senior Portfolio Manager, joined American Century Investments in October 2003 as a portfolio manager.

Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, joined American Century Investments in 1983 and became a portfolio manager in January 1991.

Alejandro H. Aguilar, Vice President and Senior Portfolio Manager, joined American Century Investments in 2003 as a portfolio manager.

Jeffrey L. Houston, Vice President and Senior Portfolio Manager, joined American Century Investments in 1990 and became a portfolio manager in 1994.

Mr. Howell and Mr. Gahagan serve on the American Century Investments’ Macro Strategy Team, which is responsible for periodically adjusting the Portfolio’s strategic investment parameters based on economic and market conditions.

High Yield Bond Portfolio

Andrew T. Wassweiler, Director of Mason Street Advisors, joined Northwestern Mutual in 1997. He also manages other high yield accounts of other Mason Street Advisors’ clients.

Multi-Sector Bond Portfolio

Curtis A. Mewbourne, a Managing Director and head of portfolio management for PIMCO’s New York office, co-manages the Portfolio. As a generalist portfolio manager, he manages institutional accounts and mutual funds across a wide range of strategies. He joined PIMCO in 1999. Mr. Mewbourne has 21 years of trading and portfolio management experience.

Eve Tournier, an Executive Vice President in PIMCO’s Newport Beach office and a portfolio manager focusing on corporate bonds and loans, co-manages the Portfolio. Prior to joining PIMCO in 2008, she was a managing director and European head of high yield credit trading with Deutsche

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Bank. Ms. Tournier also worked in credit derivatives trading at Deutsche Bank and at JPMorgan. She has 14 years of investment experience.

Balanced Portfolio/Asset Allocation Portfolio

The Balanced Portfolio and Asset Allocation Portfolio are each managed by the same team of Mason Street Advisors portfolio managers (listed below), who are each individually responsible for decisions about the purchase and sale of securities for the portion of each Portfolio assigned to him, subject to the allocation of each Portfolio’s assets across asset categories under the direction and final approval of the Portfolio’s lead portfolio manager, Mr. Meehan.

Daniel J. Meehan is the lead manager for each Portfolio and has primary responsibility for making the allocation decisions across the asset categories as well as the equity portion of each Portfolio among the Underlying Portfolios. For Mr. Meehan’s biographical information, please refer to “Growth Stock Portfolio,” above.

Steven J. Lyons manages the investment grade bond portion of each Portfolio. For Mr. Lyons’ biographical information, please refer to “Select Bond Portfolio,” above.

Andrew T. Wassweiler has primary responsibility for the high yield bond portion of each Portfolio. For Mr. Wassweiler’s biographical information, please refer to “High Yield Bond Portfolio,” above.

Advisory Fees

Each Portfolio pays a monthly fee for investment advisory services at an annual rate based on a percentage of the aggregate average daily net asset values of the Portfolios, as set forth below. Mason Street Advisors pays each sub-adviser out of its investment advisory fee. In addition to approving all advisory and sub-advisory agreements, the Fund’s Board of Directors considers the renewal of each advisory and sub-advisory agreement, including fees, at least annually. A discussion regarding the basis for approval by the Fund’s Board of Directors of each advisory and sub-advisory agreement approved during the reporting period will appear in the Fund’s annual and/or semi-annual shareholder reports.

Advisory Fees:

The following table shows the advisory fees for each of the Portfolios for the fiscal year ended December 31, 2012 as a percentage of the average net assets of the Portfolios based on 2012 operations and reflecting contractual waivers, limitations and reimbursements:

Portfolio	Investment Advisory Fee	Portfolio	Investment Advisory Fee
Growth Stock	0.42%	International Growth	0.66%
Focused Appreciation	0.70%	Research International Core	0.85%
Large Cap Core Stock	0.44%	International Equity	0.60%
Large Cap Blend	0.74%	Emerging Markets Equity	1.13%
Index 500 Stock	0.20%	Money Market	0.07%
Large Company Value	0.69%	Short-Term Bond	0.33%
Domestic Equity	0.56%	Select Bond	0.30%
Equity Income	0.65%	Long-Term U.S. Government Bond	0.54%
Mid Cap Growth Stock	0.51%	Inflation Protection	0.55%
Index 400 Stock	0.25%	High Yield Bond	0.43%
Mid Cap Value	0.84%	Multi-Sector Bond	0.77%
Small Cap Growth Stock	0.56%	Balanced	0.29%
Index 600 Stock	0.17%	Asset Allocation	0.45%
Small Cap Value	0.85%

Expense Limitation and Advisory Fee Waiver Agreements:

Expense Limitation Agreements

Mason Street Advisors has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses for the Portfolios referenced below to the extent necessary so that each Portfolio’s total operating expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges and extraordinary expenses) on an annualized basis do not exceed, after the waiver, the percentage of average net assets specified below (the “Expense Cap”):

Portfolio	Expense Cap	Expiration
Focused Appreciation	0.90%	April 30, 2014
Large Cap Blend	0.85%	April 30, 2014
Large Company Value	0.80%	April 30, 2014
Domestic Equity	0.75%	April 30, 2014
Equity Income	0.75%	April 30, 2014
Mid Cap Value	1.00%	April 30, 2014
Index 600 Stock	0.35%	April 30, 2014
Small Cap Value	1.00%	April 30, 2014
International Growth	1.10%	April 30, 2014
Research International Core	1.15%	April 30, 2014
Emerging Markets Equity	1.50%	April 30, 2014
Short-Term Bond	0.45%	April 30, 2014
Long-Term U.S. Government Bond	0.65%	April 30, 2014
Inflation Protection	0.65%	April 30, 2014
Multi-Sector Bond	0.90%	April 30, 2014
Asset Allocation	0.75%	April 30, 2014

108	Northwestern Mutual Series Fund, Inc. Prospectus

Advisory Fee Waiver Agreements

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Growth Stock Portfolio on assets over $500 million such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

With respect to the Focused Appreciation Portfolio, Mason Street Advisors has agreed to waive a portion of its management fee such that the management fee for the Portfolio will be 0.75% on the first $100 million of the Portfolio’s assets, 0.70% on the next $200 million, 0.65% on the next $200 million and 0.60% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Large Cap Core Stock Portfolio on assets over $500 million such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Mid Cap Growth Stock Portfolio on assets over $500 million such that the fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Index 400 Stock Portfolio on assets over $500 million such that the fee is 0.25% on the Portfolio’s first $500 million of assets and 0.20% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Mid Cap Value Portfolio on assets over $150 million such that the fee is 0.85% on the Portfolio’s first $150 million of assets, 0.80% of the next $150 million and 0.75% on assets in excess of $300 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Small Cap Growth Stock Portfolio on assets over $500 million such that the fee is 0.80% on the Portfolio’s first $50 million of assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Small Cap Value Portfolio on assets over $500 million such that the fee is 0.85% on the first $500 million of assets and 0.80% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

With respect to the International Equity Portfolio, Mason Street Advisors has agreed to waive a portion of its management fee, such that its management fee is 0.80% on the Portfolio’s first $50 million of assets, 0.60% on Portfolio assets from $50 million to $1 billion, 0.58% on assets from $1 billion to $1.5 billion, and 0.51% on Portfolio assets in excess of $1.5 billion. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Effective January 1, 2013, with respect to the Money Market Portfolio, Mason Street Advisors has voluntarily agreed to waive its entire management fee on a temporary basis. This voluntary waiver is reviewed periodically by Mason Street Advisors in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the Short-Term Bond Portfolio on assets over $500 million such that the fee is 0.35% on the Portfolio’s first $100 million of assets, 0.33% on the next $150 million, 0.30% on the next $250 million and 0.28% on assets in excess of $500 million. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

Mason Street Advisors has agreed to waive a portion of its management fee relating to the High Yield Bond Portfolio on assets over $1 billion such that the fee is 0.60% on the Portfolio’s first $50 million of assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.35% on assets in excess of $1 billion. Mason Street Advisors may terminate this fee waiver agreement at any time after April 30, 2014.

With respect to the Balanced Portfolio, Mason Street Advisors has agreed to waive a portion of its management fee such that its management fee on assets invested in the Underlying Portfolios is 0.05%. This fee waiver agreement may be terminated by Mason Street Advisors at any time after April 30, 2014.

With respect to the Asset Allocation Portfolio, Mason Street Advisors has agreed to waive a portion of its management fee such that its management fee is 0.55% on the Portfolio’s first $100 million of assets, 0.45% on the Portfolio’s assets from $100 million to $250 million, and 0.35% on assets in excess of $250 million. Mason Street Advisors has agreed to an additional fee waiver such that the management fee on assets invested in the Underlying Portfolios is 0.05%. Mason Street Advisors may terminate these fee waiver agreements at any time after April 30, 2014.

In periods of market volatility, a Portfolio’s assets may decline significantly, causing operating expenses to increase relative to a Portfolio’s assets.

Northwestern Mutual Series Fund, Inc. Prospectus	109

Manager of Managers Structure

The Fund and Mason Street Advisors have received an exemptive order from the Securities and Exchange Commission that permits the Fund to employ a “manager of managers” structure. Under this structure, Mason Street Advisors, with the approval of the Board may hire, terminate or replace unaffiliated sub-advisers without shareholder approval, including, without limitation, the replacement or reinstatement of any unaffiliated sub-advisers with respect to which a sub-advisory agreement has automatically terminated as a result of an assignment. Under the manager of managers structure, Mason Street Advisors has the ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement to the Board.

Shareholders will be notified in the event the Fund hires or replaces an unaffiliated sub-adviser. The order also permits the Fund to disclose to shareholders the aggregate fees paid to the sub-adviser(s) by each Portfolio. The manager of managers’ structure does not alter the right of shareholders of a Portfolio to terminate a sub-advisory agreement with an unaffiliated sub-adviser at any time by a vote of the majority of the outstanding voting securities of such Portfolio.

Legal Proceedings

Two lawsuits have been filed relating to three of the Portfolios’ investments in Tribune Company in connection with a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007. The Unsecured Creditors Committee in the Tribune bankruptcy filed a lawsuit in the U.S. Bankruptcy Court for the District of Delaware on or about December 7, 2010, naming the Fund as a defendant; the other lawsuit was filed by a group of secured creditors in the U.S. District Court for the Western District of Wisconsin on or about June 2, 2011. Subsequently, both cases, along with multiple other lawsuits filed by secured creditors of Tribune Company, were transferred to a multi-district litigation proceeding venued in the U.S. District Court for the Southern District of New York. The plaintiffs in both lawsuits seek to recover amounts paid to Tribune shareholders in the leveraged buyout transaction, plus interest and attorneys’ fees and expenses. The Index 500 Stock Portfolio, Small Cap Value Portfolio and Equity Income Portfolio received $977,000, $618,000 and $2,873,000, respectively, in the leveraged buyout. Counsel for the defendants have filed a motion to dismiss the consolidated action filed by the secured creditors. The adversary complaint filed by the unsecured creditors remains stayed while the motion to dismiss in the other case is pending.

A similar matter relating to the leveraged buyout of Lyondell Chemical Company was brought against the Fund and numerous other defendants in the U.S. Bankruptcy Court for the Southern District of New York by the LB Litigation Trust on or about December 23, 2010. The Series Fund also was named in December 2011 as a defendant in a nearly identical action brought by the LB Creditor Trust. The two cases have been consolidated in front of the same judge. In addition to claims against banks that provided financing and insiders who profited from the transaction, the lawsuits seek to recover all payments made to shareholders in the December 2007 leveraged buyout of Lyondell Chemical Company, alleging that such payments were either intentionally or constructively fraudulent transfers under the U.S. Bankruptcy Code or state law. The Index 400 Stock Portfolio received $5,600,000 in such payments. The Fund has joined in motions to dismiss the lawsuits and the motions are pending.

The foregoing lawsuits allege no misconduct by the Fund, the Portfolios or management, and management intends to vigorously defend the lawsuits. The Fund cannot predict the outcomes of these proceedings. If the proceedings were to be decided or settled in a manner adverse to the Fund, the payment of such judgments or settlements could have a material adverse effect on the Portfolios’ respective net asset values.

From time to time, each Sub-Adviser may be subject to certain routine legal and regulatory proceedings. Each Sub-Adviser stated that it is not currently subject to any legal or regulatory proceedings that would materially affect the Sub-Adviser’s ability to perform services for the Fund or the Portfolios, or otherwise materially affect the Fund or the Portfolios.

ABOUT YOUR INVESTMENT

How Shares Are Priced

Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value (“NAV”) as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or “sales load” or any redemption charge. The redemption price may be more or less than the shareholder’s cost. A Portfolio’s NAV is determined as of the close of trading on the New York Stock Exchange on each day on which the Exchange is open for trading. To the extent a Portfolio holds securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Portfolio does not price its shares, the value of these investments may change on days when shareholders will not be able to purchase or redeem the Portfolio’s shares.

Equity securities for which market quotations are readily available are valued at the last sale or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the event there were no sales during the day or closing prices are not available, securities are generally valued at the last quoted bid price.

Futures contracts are valued at the closing settlement price on the commodities exchange. Options contracts are valued at the last quoted sales price and, if there is no such reported sale,

110	Northwestern Mutual Series Fund, Inc. Prospectus

long positions are valued at the most recent bid price, and short positions at the ask price. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Other derivatives are valued at prices provided by a pricing service or pursuant to the fair value pricing procedures described below.

Debt securities with maturities generally exceeding one year are generally valued on the basis of valuations furnished by a pricing service, which utilizes electronic data processing techniques to report valuations for debt securities, without regard to exchange or over-the-counter prices. Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Debt securities with remaining maturities of sixty days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Fair Value Pricing

All other assets, including any securities for which market quotations are not readily available, are valued at their fair value as determined in good faith pursuant to procedures adopted by the Board of Directors. The possibility of fair value pricing means that changes in a Portfolio’s NAV may not always correspond to changes in quoted prices of a Portfolio’s investments. Fair value procedures may be widely used to value foreign securities.

Many securities markets and exchanges outside the United States close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. The Fund utilizes fair value pricing procedures which, among other things, provide that certain securities will be valued at fair value if such subsequent events are considered likely to have a material effect on the value of a Portfolio’s shares. To help address circumstances when significant events may materially affect the value of foreign securities and render the closing market quotations for such securities stale or unreliable, the Directors have authorized the use of a pricing service to assist the Fund in valuing certain securities listed or traded on foreign securities exchanges in the Portfolios in certain circumstances when there is a significant change in the value of potentially related U.S.-traded securities, as represented by, for example, a broad based market index. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund with respect to its foreign investments to a significant extent. The Fund may also fair value price certain foreign or domestic portfolio securities in certain other circumstances when market quotations for a security may not be readily available, such as, without limitation, if the exchange on which a security is principally traded closed early, or if trading in a particular security was halted during the day and did not resume prior to the time when a Portfolio calculated its NAV. Although the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund with respect to securities and other types of investments which are not frequently traded, to a significant extent.

With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the Portfolio’s NAV is calculated based on the NAVs of the registered open-end management companies in which the Portfolio invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.

Taxes And Dividends

Shares of the Portfolios are offered only for funding Annuity Contracts and Life Insurance Policies offered by Northwestern Mutual through separate accounts. Insurance company separate accounts generally do not pay tax on dividends or capital gain distributions. Investors in Annuity Contracts and Life Insurance Policies should refer to the prospectuses for the variable products for a discussion of the tax considerations that affect the insurance company and its separate accounts and the tax consequences to investors in those products.

Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to satisfy the diversification requirements of Section 817(h) of the Code, which prohibit a Portfolio from investing more than 55% of its assets in securities issued by the same entity. It is the Fund’s policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so as to relieve each Portfolio from all, or substantially all, Federal taxes. Each Portfolio expects to distribute all or substantially all net investment income and net capital gains, if any, from the sale of investments.

Shareholders of each Portfolio are entitled to receive such dividends from net investment income and distributions of net capital gains as the Board of Directors of the Fund may declare. Dividends from net investment income and net capital gains will be declared for the Money Market Portfolio on each business day and annually for each of the other Portfolios. All dividends and capital gain distributions will be automatically reinvested in additional shares of a Portfolio at the NAV of such shares on the payment date unless the separate account is permitted to hold cash and elects to receive payment in cash. From time to time, a portion of a Portfolio’s dividends may constitute a return of capital.

Net investment income of each Portfolio will be determined at the close of trading on the New York Stock Exchange (the

Northwestern Mutual Series Fund, Inc. Prospectus	111

“Exchange”) on each day during which the Exchange is open for trading. Net investment income of each Portfolio consists of:

—	all dividends, interest income and discount earned by the Portfolio (including original issue and market discount);

—	net short-term capital gain; less

—	all expenses of the Portfolio.

The Statement of Additional Information contains further information about tax matters.

THE TAX STATUS OF YOUR INVESTMENT IN A PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR ANNUITY CONTRACT OR LIFE INSURANCE POLICY. FOR FURTHER INFORMATION, PLEASE REFER TO THE PROSPECTUS FOR THE CONTRACT OR POLICY.

INVESTING IN THE PORTFOLIOS

Buying and Selling Shares

All of the outstanding shares of the Portfolios are owned either directly or indirectly by Northwestern Mutual. Shares of the Portfolios may be purchased and redeemed by Northwestern Mutual for its separate accounts that fund Annuity Contracts and Life Insurance Policies. Variable product owners, who own interests in the separate accounts, may not directly purchase and redeem shares of the Portfolios. Terms governing the purchase and sale of a variable product owner’s interest in a separate account are included in the variable product prospectus.

Although redemption requests are generally paid in cash, the Fund reserves the right in its sole discretion to determine whether to satisfy redemption requests by making payment in securities (known as a redemption in kind). In such case, the Fund may pay all or part of the redemption in securities of equal value selected by the Fund in its sole discretion as permitted under the Investment Company Act of 1940 and the rules thereunder, and the redeeming shareholder will be responsible for disposing of securities and bearing any associated costs.

Pursuant to Rule 22e-3 adopted by the Securities and Exchange Commission, the Money Market Portfolio may suspend redemptions and postpone payment of redemption proceeds for longer than the seven-day limit set forth in Section 22(e) of the Investment Company Act of 1940, pending a liquidation of the Portfolio which has been approved by the Fund’s Board in accordance with the conditions of the Rule.

Short Term and Excessive Trading

Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. The International Growth Portfolio, the International Equity Portfolio, the Research International Core Portfolio and the Emerging Markets Equity Portfolio each has significant investments in foreign securities. Portfolios which may have significant investments in small cap securities include the Small Cap Growth Stock Portfolio, the Small Cap Value Portfolio and the Index 600 Stock Portfolio. The High Yield Bond Portfolio and the Multi-Sector Bond Portfolio each may have significant investments in high yield securities that are thinly traded. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.

By their nature, insurance company separate accounts, for which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to the Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for the Fund to identify market timing activity in the Portfolios. Consequently, to deter short term and excessive trading, the Fund’s Board of Directors has received and reviewed and determined to be reasonable policies and procedures adopted and implemented by Northwestern Mutual, which are designed to control abusive trading practices at the variable product owner level. Northwestern Mutual seeks to apply these policies and procedures uniformly to all investors, except to the extent it is prevented from doing so under applicable state or federal law or regulation. Any exceptions must be either expressly permitted by its policies and procedures or subject to an approval process described in them. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing. These policies and procedures are discussed below.

In addition, to minimize harm to the Fund and its investors, the Fund reserves the right to reject without notice any purchase order (including exchanges) from any investor who it believes has a history of abusive trading or whose trading, in its sole judgment, has been or may be disruptive to investors in the Fund. Alternatively, the Fund reserves the right to accept purchases and exchanges in excess of Northwestern Mutual’s guidelines if it believes in its sole discretion that such transactions would not be inconsistent with the best interests of investors. In addition, the Fund seeks to deter abusive trading by using fair value pricing as described in the section “How Shares are Priced.”

112	Northwestern Mutual Series Fund, Inc. Prospectus

Among the steps taken by Northwestern Mutual to reduce the frequency and effect of these abusive trading activities, are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among divisions under a single variable annuity contract or variable life insurance policy during a contract or policy year. A “division” is a sub-account of the separate account which corresponds to a Portfolio of the Fund. Multiple transfers with the same effective date made by the same investor will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same division, excluding the division that corresponds to the Money Market Portfolio (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next contract or policy anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a division (excluding the division that corresponds to the Money Market Portfolio) will be sent a warning letter after the first such round trip transfer, and will be restricted from making additional transfers until the next contract or policy anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, or interest sweeps, or to initial allocations or changes in future allocations. Once an investor is restricted, he will be allowed one additional transfer into the division that underlies the Money Market Portfolio until the next contract or policy anniversary date. Additionally, in accordance with these procedures, Northwestern Mutual may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to investors (e.g., in situations involving a substitution of a Portfolio as an investment option within Annuity Contracts and Life Insurance Policies).

Northwestern Mutual’s Life Insurance Policies may be purchased by a corporation or other entity as a means to informally finance the liabilities created by the entity’s employee benefit or similar plan. These policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfer per contract or policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets requirements established by Northwestern Mutual. Northwestern Mutual reserves the right to monitor or limit transactions involving portfolio rebalancing programs where it believes such transactions may be potentially harmful to a Portfolio.

If Northwestern Mutual believes an investor’s trading activity is in violation of, or inconsistent with, its policies and procedures or otherwise is potentially disruptive to the Fund or harmful to its investors’ interests, the investor may be asked to stop such activities and future purchases or exchanges by the investor may be rejected without prior notice. If your investment professional provides substantially the same asset allocation or investment advice to a number of owners of Annuity Contracts or Life Insurance Policies whose investments represent a substantial portion of the assets in an underlying Portfolio, resulting trading activities may adversely affect all owners of such Annuity Contracts or Life Insurance Policies. Therefore, Northwestern Mutual may restrict the aggregate amounts your investment professional may transfer on behalf of owners he or she represents or impose additional requirements with respect to such transfer. These limitations are intended to minimize the potential adverse effect large transfers may have on the interests of all owners of Annuity Contracts and Life Insurance Policies. Because it retains discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.

These policies and procedures may change from time to time as the Fund and Northwestern Mutual determine in their sole discretion without notice; provided, however, investors would be given advance, written notice if the policies and procedures were revised to accommodate market timing.

The Fund’s Board of Directors intends to monitor events and obtain periodic reports from Northwestern Mutual on the effectiveness of its policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring and what action, if any, should be taken in response. However, the Fund may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities.

Mixed Funding

The shares of each Portfolio of the Fund are offered only to Northwestern Mutual and its separate accounts that fund Annuity Contracts and Life Insurance Policies. When a Portfolio sells any of its shares to both variable annuity and variable life insurance separate accounts, it is said to engage in mixed funding. The Portfolios currently engage in mixed funding. Due to differences of tax treatment and other considerations, the interests of contract and policy owners in the Fund may conflict. The Board of Directors of the Fund will monitor events for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken in response. If a material conflict is identified, the Board may require one or more insurance separate accounts to withdraw its investment in the Fund, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly management of the Portfolio.

Northwestern Mutual Series Fund, Inc. Prospectus	113

DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information. A list of the ten largest holdings for each Portfolio (other than the Money Market Portfolio), and the percentage of Portfolio net assets that each such holding represents as of the most recent calendar-quarter end, is normally posted on the internet at www.northwesternmutual.com. This information will be available on or before the 20th business day following the end of each calendar quarter. In addition, a list of each Portfolio’s full holdings is normally posted on or before the last day of the month following the end of each calendar quarter. The information may be found by viewing either the life insurance or annuities section of the “Products and Services” page, and then selecting “Fund Information” and the specific Portfolio.

The holdings information will remain on the website at least until such time as the Portfolio’s complete holdings for the calendar quarter are filed with the SEC. The Fund may from time to time withhold posting to or remove from the website any portion of this information with respect to a Portfolio.

In addition, information concerning the Money Market Portfolio’s holdings, as well as its dollar-weighted average maturity and weighted average life, will be posted on the website five days after the end of each month and will remain posted on the website for six months thereafter. The information can be found by viewing either the life insurance or annuities section of the “Products and Services” page, and then selecting “Fund Information” and “Money Market Portfolio.”

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Portfolios’ financial performance for the past five years (or, if shorter, the period of a Portfolio’s operations). Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). Total returns do not reflect the fees and expenses separately charged by Annuity Contracts or Life Insurance Policies. If such fees and expenses were reflected, the total returns in the table would be lower. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are incorporated by reference in the Fund’s Statement of Additional Information, both of which are available upon request.

114	Northwestern Mutual Series Fund, Inc. Prospectus

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Growth Stock Portfolio
2012	$2.09	$0.02		$0.25	$0.27	$(0.01)	$—	$(0.01)	$2.35	12.94%	$533,815	0.45%	0.44%	0.90%	68.40%
2011	2.13	0.01		(0.03)	(0.02)	(0.02)	—	(0.02)	2.09	(1.30)	514,007	—	0.44	0.65	47.15
2010	1.92	0.02		0.21	0.23	(0.02)	—	(0.02)	2.13	12.37	556,872	—	0.44	0.83	48.90
2009	1.41	0.01		0.52	0.53	(0.02)	—	(0.02)	1.92	37.17	535,535	—	0.44	0.92	50.16
2008	2.49	0.02		(0.94)	(0.92)	(0.02)	(0.14)	(0.16)	1.41	(38.86)	413,801	—	0.43	0.88	38.18
Focused Appreciation Portfolio
2012	$1.75	$0.01		$0.34	$0.35	$(0.01)	$—	$(0.01)	$2.09	20.14%	$388,620	0.79%	0.74%	0.71%	15.65%
2011	1.86	0.01		(0.12)	(0.11)	0.00 (e)	—	0.00 (e)	1.75	(6.10)	305,120	0.79 (p)	0.74 (p)	0.32	45.98
2010	1.70	0.00	(e)	0.16	0.16	—	—	—	1.86	9.33	311,197	0.79 (p)	0.77 (p)	0.21	40.65
2009	1.20	—		0.50	0.50	—	—	—	1.70	42.47	264,946	—	0.79	(0.14)	23.61
2008	2.05	—		(0.80)	(0.80)	(0.01)	(0.04)	(0.05)	1.20	(40.01)	171,551	—	0.78	(0.09)	67.79
Large Cap Core Stock Portfolio
2012	$1.21	$0.02		$0.13	$0.15	$(0.02)	$—	$(0.02)	$1.34	11.63%	$384,679	0.46%	0.46%	1.43%	74.09%
2011	1.24	0.02		(0.04)	(0.02)	(0.01)	—	(0.01)	1.21	(1.21)	377,069	—	0.45	1.26	51.46
2010	1.12	0.01		0.12	0.13	(0.01)	—	(0.01)	1.24	12.91	408,330	—	0.46	1.21	43.16
2009	0.88	0.01		0.25	0.26	(0.02)	—	(0.02)	1.12	29.33	379,809	—	0.46	1.35	42.82
2008	1.45	0.02		(0.57)	(0.55)	(0.02)	—	(0.02)	0.88	(38.74)	310,665	—	0.44	1.35	50.12
Large Cap Blend Portfolio
2012	$0.76	$0.01		$0.10	$0.11	$(0.01)	$(0.03)	$(0.04)	$0.83	15.20%	$78,700	0.87%	0.84%	1.05%	132.66%
2011	0.78	0.01		(0.02)	(0.01)	(0.01)	—	(0.01)	0.76	(2.29)	69,268	—	0.82	0.82	35.91
2010	0.69	0.01		0.09	0.10	(0.01)	—	(0.01)	0.78	14.29	63,777	—	0.84	0.83	34.89
2009	0.55	0.01		0.14	0.15	(0.01)	—	(0.01)	0.69	27.40	47,031	—	0.85	1.33	39.32
2008	0.93	0.01		(0.38)	(0.37)	(0.01)	—	(0.01)	0.55	(40.25)	29,382	0.87	0.85	1.15	59.53
Index 500 Stock Portfolio
2012	$2.54	$0.06		$0.34	$0.40	$(0.05)	$(0.05)	$(0.10)	$2.84	15.76%	$1,704,471	0.22%	0.21%	2.12%	2.77%
2011	2.60	0.05		(0.01)	0.04	(0.04)	(0.06)	(0.10)	2.54	1.95	1,569,801	—	0.21	1.86	3.21
2010	2.33	0.04		0.30	0.34	(0.05)	(0.02)	(0.07)	2.60	14.89	1,625,787	—	0.21	1.84	4.14
2009	1.95	0.05		0.45	0.50	(0.06)	(0.06)	(0.12)	2.33	26.40	1,478,052	—	0.20	2.34	5.70
2008	3.26	0.06		(1.22)	(1.16)	(0.06)	(0.09)	(0.15)	1.95	(36.94)	1,231,610	—	0.20	2.13	4.10
Large Company Value Portfolio
2012	$0.73	$0.02		$0.11	$0.13	$(0.02)	$—	$(0.02)	$0.84	16.47%	$86,915	0.82%	0.79%	1.99%	34.71%
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)	—	(0.01)	0.73	1.49	69,674	—	0.78	1.84	47.30
2010	0.67	0.01		0.07	0.08	(0.01)	—	(0.01)	0.74	10.95	61,011	—	0.80	1.67	29.84
2009	0.57	0.01		0.10	0.11	(0.01)	—	(0.01)	0.67	20.70	45,465	—	0.80	2.11	26.95
2008	0.93	0.02		(0.36)	(0.34)	(0.02)	—	(0.02)	0.57	(37.23)	28,570	0.81	0.80	2.41	26.04
Domestic Equity Portfolio
2012	$0.87	$0.02		$0.11	$0.13	$(0.02)	$—	$(0.02)	$0.98	14.35%	$400,058	0.58%	0.58%	2.23%	134.18%
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)	—	(0.02)	0.87	0.91	385,811	—	0.57	2.26	40.73
2010	0.79	0.02		0.10	0.12	(0.02)	—	(0.02)	0.89	14.62	408,437	—	0.58	2.29	48.18
2009	0.63	0.02		0.16	0.18	(0.02)	—	(0.02)	0.79	29.52	361,647	—	0.59	2.99	67.19
2008	1.15	0.03		(0.44)	(0.41)	(0.03)	(0.08)	(0.11)	0.63	(38.49)	281,556	—	0.57	2.89	60.11
Equity Income Portfolio
2012	$1.16	$0.03		$0.17	$0.20	$(0.02)	$—	$(0.02)	$1.34	17.23%	$409,097	0.68%	0.68%	2.21%	16.21%
2011	1.19	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.16	(0.92)	306,921	—	0.67	2.05	13.79
2010	1.05	0.02		0.14	0.16	(0.02)	—	(0.02)	1.19	15.33	259,307	—	0.67	2.00	11.14
2009	0.87	0.02		0.19	0.21	(0.03)	—	(0.03)	1.05	24.58	203,716	—	0.67	2.27	12.49
2008	1.38	0.03		(0.51)	(0.48)	—	(0.03)	(0.03)	0.87	(35.81)	151,641	—	0.67	2.61	28.82
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(p)

For the Focused Appreciation Portfolio, expense ratios reflect total expenses before a management fee waiver effective August 12, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

Northwestern Mutual Series Fund, Inc. Prospectus	115

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Mid Cap Growth Stock Portfolio
2012	$2.92	$0.01		$0.33	$0.34	$0.00 (e)	$—	$0.00 (e)	$3.26	11.97%	$828,953	0.54%	0.52%	0.39%	63.30%
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)	—	(0.01)	2.92	(6.18)	812,782	—	0.53	0.12	50.26
2010	2.52	0.01		0.60	0.61	(0.01)	—	(0.01)	3.12	23.86	941,928	—	0.54	0.33	41.04
2009	1.92	—		0.61	0.61	(0.01)	—	(0.01)	2.52	32.09 (o)	831,412	—	0.54	0.23	39.73
2008	3.68	0.01		(1.35)	(1.34)	(0.01)	(0.41)	(0.42)	1.92	(40.08)	695,626	—	0.53	0.20	43.67
Index 400 Stock Portfolio
2012	$1.34	$0.02		$0.21	$0.23	$(0.01)	$(0.07)	$(0.08)	$1.49	17.64%	$479,041	0.28%	0.28%	1.27%	10.91%
2011	1.47	0.01		(0.04)	(0.03)	(0.01)	(0.09)	(0.10)	1.34	(1.92)	439,395	—	0.27	1.04	13.15
2010	1.18	0.01		0.30	0.31	(0.01)	(0.01)	(0.02)	1.47	26.29	471,012	—	0.27	1.10	9.93
2009	0.90	0.01		0.32	0.33	(0.02)	(0.03)	(0.05)	1.18	37.00	400,128	—	0.26	1.35	13.40
2008	1.60	0.02		(0.55)	(0.53)	(0.02)	(0.15)	(0.17)	0.90	(36.28)	319,515	—	0.26	1.50	15.94
Mid Cap Value Portfolio
2012	$1.13	$0.03		$0.16	$0.19	$(0.02)	$—	$(0.02)	$1.30	16.57%	$163,223	0.93%	0.93%	2.14%	75.97%
2011	1.16	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.13	(0.61)	124,257	—	0.91	1.66	100.60
2010	0.98	0.02		0.17	0.19	(0.01)	—	(0.01)	1.16	19.93	118,130	—	0.92	2.35	121.65
2009	0.81	0.02		0.17	0.19	(0.01)	(0.01)	(0.02)	0.98	23.24	94,985	—	0.94	1.91	207.63
2008	1.28	0.01		(0.46)	(0.45)	—	(0.02)	(0.02)	0.81	(35.07)	74,681	—	0.89	1.01	50.78
Small Cap Growth Stock Portfolio
2012	$1.72	$0.00	(e)	$0.16	$0.16	$—	$—	$—	$1.88	9.48%	$376,226	0.59%	0.59%	(0.12)%	76.49%
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)	—	(0.01)	1.72	(2.78)	379,359	—	0.57	(0.20)	75.67
2010	1.42	0.00	(e)	0.36	0.36	(0.01)	—	(0.01)	1.77	25.85	418,965	—	0.59	0.03	74.54
2009	1.09	—		0.33	0.33	—	—	—	1.42	31.17	350,161	—	0.59	0.15	111.08
2008	2.37	—		(0.92)	(0.92)	—	(0.36)	(0.36)	1.09	(43.87)	284,621	—	0.57	0.01	146.28
Index 600 Stock Portfolio
2012	$0.91	$0.01		$0.14	$0.15	$(0.03)	$(0.02)	$(0.05)	$1.01	15.80%	$73,722	0.42%	0.35%	1.36%	38.47%
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)	(0.02)	(0.03)	0.91	0.90	54,012	0.37	0.35	0.72	52.75
2010	0.77	0.01		0.19	0.20	(0.03)	—	(0.03)	0.94	25.90	45,991	0.42	0.35	0.88	46.88
2009	0.64	0.01		0.15	0.16	(0.03)	(0.01)	(0.03)	0.77	25.17	30,716	0.45	0.35	0.78	51.96
2008	0.93	0.01		(0.29)	(0.28)	—	(0.01)	(0.01)	0.64	(31.30)	21,174	0.55	0.35	1.38	71.09
Small Cap Value Portfolio
2012	$1.65	$0.03		$0.24	$0.27	$(0.01)	$(0.02)	$(0.03)	$1.89	16.33%	$409,648	0.88%	0.88%	1.54%	5.82%
2011	1.69	0.01		(0.04)	(0.03)	(0.01)	—	(0.01)	1.65	(1.36)	362,566	—	0.87	0.63	7.25
2010	1.40	0.01		0.30	0.31	(0.02)	—	(0.02)	1.69	21.95	374,259	—	0.87	0.85	11.51
2009	1.14	0.01		0.30	0.31	(0.01)	(0.04)	(0.05)	1.40	28.18	308,928	—	0.86	0.76	21.11
2008	1.72	0.01		(0.45)	(0.44)	(0.01)	(0.13)	(0.14)	1.14	(28.13)	240,817	—	0.87	0.87	22.94
International Growth Portfolio
2012	$1.04	$0.02		$0.17	$0.19	$(0.02)	$—	$(0.02)	$1.21	17.99%	$329,718	0.80%	0.80%	1.92%	65.36%
2011	1.21	0.02		(0.18)	(0.16)	(0.01)	—	(0.01)	1.04	(13.17)	266,215	—	0.78	1.50	82.02
2010	1.05	0.02		0.15	0.17	(0.01)	—	(0.01)	1.21	16.43	297,804	0.81 (q)	0.69 (q)	1.40	150.91
2009	0.86	0.02		0.18	0.20	(0.01)	—	(0.01)	1.05	23.16	246,868	—	0.85	1.95	218.24
2008	1.82	0.03		(0.80)	(0.77)	(0.02)	(0.17)	(0.19)	0.86	(46.19)	197,383	0.80	0.79	1.96	134.71
Research International Core Portfolio
2012	$0.72	$0.01		$0.11	$0.12	$(0.01)	$—	$(0.01)	$0.83	16.76%	$261,268	1.11%	1.11%	1.83%	42.10%
2011	0.82	0.01		(0.10)	(0.09)	(0.01)	—	(0.01)	0.72	(10.48)	91,956	1.37	1.15	1.79	34.10
2010	0.75	0.01		0.07	0.08	(0.01)	—	(0.01)	0.82	11.05	65,711	1.38	1.15	1.54	47.90
2009	0.58	0.01		0.17	0.18	(0.01)	—	(0.01)	0.75	30.82	51,345	1.69	1.15	1.94	64.57
2008	1.04	0.02		(0.46)	(0.44)	(0.01)	(0.01)	(0.02)	0.58	(42.54)	33,435	1.69	1.15	2.27	77.80
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.
(q)

For the International Growth Portfolio, expense ratios reflect total expenses before a management fee waiver effective from October 1, 2010, through December 31, 2010, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

116	Northwestern Mutual Series Fund, Inc. Prospectus

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
International Equity Portfolio
2012	$1.52	$0.04		$0.27	$0.31	$(0.04)	$—	$(0.04)	$1.79	21.52%	$1,485,696	0.73%		0.68%		2.55%	41.34%
2011	1.73	0.05		(0.22)	(0.17)	(0.04)	—	(0.04)	1.52	(10.10)	1,218,070	0.72	(f)	0.67	(f)	2.75	32.06
2010	1.65	0.04		0.09	0.13	(0.05)	—	(0.05)	1.73	7.67	1,376,593	0.72	(f)	0.67	(f)	2.33	28.57
2009	1.32	0.04		0.39	0.43	(0.07)	(0.03)	(0.10)	1.65	33.11 (o)	1,289,943	0.72	(f)	0.66	(f)	2.79	10.85
2008	2.67	0.07		(1.16)	(1.09)	(0.05)	(0.21)	(0.26)	1.32	(43.78)	1,009,367	0.71	(f)	0.65	(f)	3.26	2.98
Emerging Markets Equity Portfolio
2012	$0.89	$0.01		$0.16	$0.17	$0.00 (e)	$0.00 (e)	$0.00 (e)	$1.06	18.83%	$256,476	1.49%		1.48%		1.17%	27.32%
2011	1.11	0.01		(0.22)	(0.21)	(0.01)	—	(0.01)	0.89	(18.66)	146,836	1.59		1.50		1.21	45.56
2010	0.90	0.01		0.21	0.22	(0.01)	—	(0.01)	1.11	24.08	140,665	1.57		1.50		0.98	51.60
2009	0.53	0.01		0.37	0.38	(0.01)	—	(0.01)	0.90	69.73	113,931	1.62		1.50		1.37	66.35
2008	1.24	0.02		(0.71)	(0.69)	(0.02)	—	(0.02)	0.53	(55.22)	52,386	1.79		1.50		2.10	109.36
Money Market Portfolio
2012	$1.00	$0.00	(e)	$0.00 (e)	$0.00 (e)	$0.00 (e)	$—	$0.00 (e)	$1.00	0.15%	$483,437	0.32	%(l)	0.09	%(l)	0.15%	—%
2011	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00	0.14	496,563	0.30	(l)	0.08	(l)	0.13	—
2010	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	0.00 (e)	0.00 (e)	1.00	0.29	476,291	0.30	(l)	0.00	(e),(l)	0.29	—
2009	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.76 (o)	570,855	0.34	(l),(m)	0.04	(l),(m)	0.62	—
2008	1.00	0.03		—	0.03	(0.03)	—	(0.03)	1.00	2.76	622,620	0.32	(l),(m)	0.32	(l),(m)	2.66	—
Short-Term Bond Portfolio
2012	$1.02	$0.01		$0.01	$0.02	$(0.01)	$—	$(0.01)	$1.03	2.07%	$145,036	0.41%		0.40%		1.18%	267.65%
2011	1.03	0.02		(0.01)	0.01	(0.02)	0.00 (e)	(0.02)	1.02	0.55	165,716	—		0.38		1.79	116.64
2010	1.02	0.03		0.02	0.05	(0.03)	(0.01)	(0.04)	1.03	3.63	130,420	—		0.39		2.48	115.08
2009	0.99	0.04		0.02	0.06	(0.03)	—	(0.03)	1.02	7.22	96,710	—		0.39		3.54	65.56
2008	1.00	0.04		(0.01)	0.03	(0.04)	—	(0.04)	0.99	2.71	69,797	—		0.40		4.29	74.86	(g)
Select Bond Portfolio
2012	$1.31	$0.03		$0.03	$0.06	$(0.04)	$(0.03)	$(0.07)	$1.30	4.96%	$1,685,293	0.32%		0.31%		2.32%	130.37	%(g)
2011	1.29	0.04		0.05	0.09	(0.04)	(0.03)	(0.07)	1.31	7.16	1,485,430	—		0.30		3.10	139.34	(g)
2010	1.26	0.05		0.03	0.08	(0.05)	0.00 (e)	(0.05)	1.29	6.59	1,362,096	—		0.30		3.51	112.85	(g)
2009	1.21	0.06		0.05	0.11	(0.06)	—	(0.06)	1.26	9.37	1,200,071	—		0.30		4.42	66.49	(g)
2008	1.23	0.06		(0.02)	0.04	(0.06)	—	(0.06)	1.21	3.26	1,088,647	—		0.30		5.06	85.39	(g)
Long-Term U.S. Government Bond Portfolio
2012	$1.13	$0.03		$0.02	$0.05	$(0.02)	$(0.09)	$(0.11)	$1.07	3.75%	$113,136	0.66	%(s)	0.65	%(s)	2.35%	164.63	%(g)(t)
2011	1.00	0.03		0.25	0.28	(0.02)	(0.13)	(0.15)	1.13	28.92	147,149	—		0.59		2.32	665.73	(g)
2010	1.00	0.03		0.08	0.11	(0.05)	(0.06)	(0.11)	1.00	10.62	103,380	—		0.60		2.76	525.61	(g)
2009	1.22	0.03		(0.11)	(0.08)	—	(0.14)	(0.14)	1.00	(6.98)	82,888	—		0.60		2.75	589.06	(g)
2008	1.04	0.03		0.19	0.22	(0.02)	(0.02)	(0.04)	1.22	20.76	90,206	—		0.62		2.51	272.80	(g)
Inflation Protection Portfolio
2012	$1.18	$0.02		$0.06	$0.08	$(0.03)	$(0.01)	$(0.04)	$1.22	7.35%	$254,176	0.63%		0.62%		1.92%	77.11%
2011	1.06	0.04		0.09	0.13	0.00 (e)	(0.01)	(0.01)	1.18	11.93	178,375	—		0.61		3.74	52.72
2010	1.06	0.03		0.03	0.06	(0.04)	(0.02)	(0.06)	1.06	5.60	116,078	—		0.61		2.43	68.09
2009	0.99	0.02		0.07	0.09	(0.02)	—	(0.02)	1.06	9.98	105,670	—		0.61		2.35	63.47
2008	1.04	0.05		(0.06)	(0.01)	(0.04)	—	(0.04)	0.99	(1.38)	69,140	—		0.62		4.34	48.63	(g)
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)

For the International Equity Portfolio, expense ratios reflect total expenses before a management fee waiver in effect from November 15, 2006, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).

(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.
(l)	For the Money Market Portfolio, expense ratios reflect total expenses before a management fee waiver in effect December 31, 2008, (“Gross Expense Ratio”) and after such waiver (“Net Expense Ratio”).
(m)	Reflects fee paid by the Portfolio to participate in the U.S. Department of Treasury’s Temporary Guarantee Program for Money Market Funds.
(o)	Total return reflects the effect of a one-time class action settlement received on June 18, 2009. Absent the payment, returns would have been lower.
(s)	The ratios of gross expenses to average net assets and net expenses to average net assets include interest expense. Excluding interest expense, the ratios would be 0.63% and 0.62% respectively.
(t)

Due to a change in accounting standards effective for 2012, certain treasury roll transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as a secured borrowing. Had the change in standards not occurred, the portfolio turnover rate would have been 504.73%.

Northwestern Mutual Series Fund, Inc. Prospectus	117

FINANCIAL HIGHLIGHTS (Continued)

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
High Yield Bond Portfolio
2012	$0.70	$0.05	$0.05	$0.10	$(0.05)	$—	$(0.05)	$0.75	13.89%	$460,942	0.48%	0.47%	6.50%	45.66%
2011	0.72	0.05	(0.02)	0.03	(0.05)	—	(0.05)	0.70	4.59	376,289	—	0.46	7.33	44.40
2010	0.68	0.06	0.03	0.09	(0.05)	—	(0.05)	0.72	14.56	343,549	—	0.47	7.99	71.62
2009	0.51	0.05	0.18	0.23	(0.06)	—	(0.06)	0.68	45.39	299,022	—	0.48	8.74	75.30
2008	0.70	0.05	(0.19)	(0.14)	(0.05)	—	(0.05)	0.51	(21.35)	212,003	—	0.47	8.55	43.30
Multi-Sector Bond Portfolio
2012	$1.00	$0.04	$0.11	$0.15	$(0.01)	$0.00 (e)	$ (0.01)	$1.14	14.94%	$372,656	0.86%	0.85%	4.11%	41.31	%(g)
2011	1.03	0.05	(0.01)	0.04	(0.05)	(0.02)	(0.07)	1.00	4.99	234,872	—	0.83	5.15	59.18	(g)
2010	0.99	0.06	0.08	0.14	(0.08)	(0.02)	(0.10)	1.03	13.19	182,453	—	0.84	5.41	102.10	(g)
2009	0.85	0.04	0.15	0.19	(0.03)	(0.02)	(0.05)	0.99	22.08	145,720	—	0.85	4.43	93.70	(g)
2008	0.98	0.04	(0.11)	(0.07)	(0.06)	—	(0.06)	0.85	(6.86)	94,121	—	0.88	4.40	23.40	(g)
Balanced Portfolio
2012	$1.39	$0.03	$0.11	$0.14	$(0.02)	$—	$ (0.02)	$1.51	9.69%	$2,240,232	0.31%	0.30%	2.18%	121.91	%(g)
2011	1.40	0.03	0.00 (e)	0.03	(0.04)	—	(0.04)	1.39	2.11	2,188,140	—	0.30	2.27	114.17	(g)
2010	1.28	0.03	0.12	0.15	(0.03)	—	(0.03)	1.40	11.96	2,295,102	—	0.30	2.58	81.33	(g)
2009	1.10	0.04	0.19	0.23	(0.05)	—	(0.05)	1.28	21.43	2,202,539	—	0.30	3.07	73.12	(g)
2008	1.99	0.05	(0.41)	(0.36)	(0.02)	(0.51)	(0.53)	1.10	(22.72)	1,994,701	—	0.30	3.26	68.34	(g)
Asset Allocation Portfolio
2012	$1.02	$0.02	$0.09	$0.11	$0.00 (e)	$—	$ 0.00(e)	$1.13	11.02%	$235,762	0.63%	0.54%	1.84%	119.01	%(g)
2011	1.05	0.02	(0.02)	0.00 (e)	(0.03)	—	(0.03)	1.02	(0.08)	230,257	0.58	0.53	1.74	95.15	(g)
2010	0.96	0.02	0.10	0.12	(0.03)	—	(0.03)	1.05	13.01	248,166	0.58	0.53	2.01	73.04	(g)
2009	0.77	0.02	0.20	0.22	(0.03)	—	(0.03)	0.96	27.09	232,454	0.60	0.55	2.44	78.15	(g)
2008	1.24	0.03	(0.38)	(0.35)	(0.03)	(0.09)	(0.12)	0.77	(30.13)	199,640	0.60	0.54	2.59	74.22	(g)
(c)	Computed on an annualized basis.
(d)	Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.
(e)	Amount is less than $0.005.
(g)	Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

118	Northwestern Mutual Series Fund, Inc. Prospectus

APPENDIX A

DESCRIPTIONS OF BENCHMARKS AND OTHER INDICES

The following indices are used to illustrate investment market, sector or style performance or to serve as Portfolio performance comparisons for the various Portfolios. Unlike the Portfolios, the indices are not professionally managed and do not incur fees or expenses. It is not possible to invest directly in an index.

33%: Barclays® Global Aggregate—Credit Component, Hedged USD, Merrill Lynch® Global High- Yield BB-B Rated Constrained Index and JPMorgan® EMBI Global — The benchmark is an equally weighted blend of the following three indices: Barclays® Global Aggregate — Credit Component, Hedged USD, Merrill Lynch® Global High Yield BB-B Rated Constrained Index and JPMorgan® EMBI Global. The Barclays® Global Aggregate — Credit Component, Hedged USD Index provides a broad-based measure of the global investment-grade fixed income markets. The Merrill Lynch® Global High Yield BB-B Rated Constrained Index tracks the performance of below investment-grade bonds of corporate issuers domiciled in countries having an investment-grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. dollars, Canadian dollars, sterling, and euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment-grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-basis. The index is re-balanced on the last calendar day of the month. JPMorgan® EMBI Global tracks total returns for United States Dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country.

Asset Allocation Portfolio Blended Composite—The Asset Allocation Portfolio Blended Composite Benchmark is an unmanaged, hypothetical combination of unmanaged indices that correspond to the Asset Allocation Portfolio’s model allocation and consists of the Russell 3000® Index (50%), the MSCI® All Country World (ex-US) Index (15%), the Barclays® U.S. Aggregate Index (25%), and the Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (10%).

Balanced Portfolio Blended Composite—The Balanced Portfolio Blended Composite Benchmark is an unmanaged, hypothetical combination of unmanaged indices that correspond to the Balanced Portfolio’s model allocation and consists of the Russell 3000® Index (40%), the MSCI® All Country World (ex-US) Index (10%), the Barclays® U.S. Aggregate Index (45%) and the Barclays® U.S. Corporate High Yield 2% Issuer Capped Index (5%).

Barclays® U.S. Aggregate 1-3 Years Index—The Barclays® U.S. Aggregate 1-3 Years Index is an unmanaged index of publicly issued investment-grade fixed-rate debt securities including corporate, U.S. Treasury and government agency securities, mortgage pass-through and asset-backed securities with remaining maturities of one to three years.

Barclays® U.S. Aggregate Index—The Barclays® U.S. Aggregate Index is an unmanaged index of publicly issued investment-grade fixed-rate debt securities including corporate, U.S. Treasury and government agency securities, mortgage pass-through and asset-backed securities with remaining maturities of at least one year regardless of call features.

Barclays® U.S. Corporate High Yield 2% Issuer Capped Index—The Barclays® U. S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index of U.S. Dollar-denominated, non-convertible, fixed-rate, noninvestment-grade debt. Issuers are capped at 2% of the Index. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Barclays® Global Credit Hedged USD Index—The Barclays® Global Credit Hedged USD Index is an unmanaged index composed of investment-grade and high yield credit securities from the Multiverse represented in U.S. dollars on a hedged basis (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield).

Barclays® Long-Term U.S. Treasury Index—The Barclays® Long-Term U.S. Treasury Index is an unmanaged index comprised of fixed-income securities with various maturities greater than 10 years.

Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index—The Barclays® U.S. Treasury Inflation Protected Securities (TIPS) Index is an unmanaged index of inflation-protected public obligations of the U.S. Treasury. The index is market capitalization weighted and includes all publicly-issued U.S. Treasury Inflation-Protected Securities that have at least one year remaining to maturity and have $250 million or more of outstanding face value.

Lipper® Variable Insurance Products (VIP) Average—Each Lipper® Variable Insurance Products (VIP) Average is calculated by Lipper® Analytical Services, Inc. and reflects the investment return of certain portfolios underlying variable life and annuity products. The returns are net of investment fees and fund expenses but not product charges. Source: Lipper®, Inc.

Morningstar® Insurance Fund Category Averages—Each Morningstar® category average is an equal-weighted category return. The calculation is simply the average of the returns at the end of the period for all the underlying variable insurance funds in a given category. Source: Morningstar®, Inc.

Northwestern Mutual Series Fund, Inc. Prospectus	119

MSCI EAFE® (Europe-Australasia-Far-East) Index—The MSCI EAFE® (“Europe-Australasia-Far East”) Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure developed market equity performance, excluding the U.S. & Canada.

MSCI® All Country World (ex-US) Index—The MSCI® All Country World (ex-US) Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure equity performance of companies in the developed and emerging markets, excluding the U.S.

MSCI® All Country World (ex-US) Growth Index—The MSCI® All Country World (ex-US) Growth Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure equity performance of companies in the developed and emerging markets, excluding the U.S., with higher historical and forecasted growth characteristics.

MSCI® Emerging Markets Index—The MSCI® Emerging Markets Index is an unmanaged, free float-adjusted, market capitalization-weighted index that is designed to measure equity market performance in the global emerging markets.

Russell 1000® Growth Index—The Russell 1000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged, market capitalization-weighted, large cap index that measures the performance of the 1000 largest companies in the Russell 3000® Index.

Russell 1000® Value Index—The Russell 1000® Value Index is an unmanaged index that measures the performance of those companies in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged, market capitalization-weighted, large cap index that measures the performance of the 1000 largest companies in the Russell 3000® Index.

Russell 2000® Index—The Russell 2000® Index is an unmanaged, market capitalization-weighted small cap index that measures the performance of the smallest 2000 companies in the Russell 3000® Index and represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Russell 2000® Growth Index—The Russell 2000® Growth Index is an unmanaged index that measures the performance of those companies in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index—The Russell 2000® Value Index is an unmanaged index that measures the performance of those companies in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index—The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell MidCap® Growth Index—The Russell MidCap® Growth Index is an unmanaged index that measures the performance of the Russell MidCap® companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index.

Russell MidCap® Value Index—The Russell MidCap® Value Index is an unmanaged index that measures the performance of the Russell MidCap® companies with lower price-to-book and lower forecasted growth values. The Russell MidCap® Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 25% of the total market capitalization of the Russell 1000® Index.

S&P 500® Index—The S&P 500® Composite Stock Price Index is an unmanaged, capitalization-weighted index of 500 selected common stocks designed to measure the performance of the broad domestic economy.

S&P MidCap 400® Index—The S&P MidCap 400® Index is an unmanaged, capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

S&P SmallCap 600® Index—The S&P SmallCap 600® Index is an unmanaged index of 600 selected common stocks of U.S.-based companies with small market capitalizations.

120	Northwestern Mutual Series Fund, Inc. Prospectus

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More information about Northwestern Mutual Series Fund, Inc. is included in the Fund’s Statement of Additional Information (SAI), incorporated by reference in this Prospectus, which is available free of charge.

More information about the Fund’s investments is included in the Fund’s annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio’s performance during the previous fiscal period.

To request a free copy of the Fund’s SAI, or current annual or semi-annual report, to request other information about the Fund and to make shareholder inquiries, call us at 1-888-455-2232. In addition, the Fund’s SAI and current annual or semi-annual report, and other information about the Fund, are available free of charge at www.nmseriesfund.com. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

Investment Company Act File No. 811-3990